    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2007. FILE
                                                                 NOS. 333-88312;
                                                                       811-09861

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                            ------------------------

                                    FORM N-6


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       /X/
PRE-EFFECTIVE AMENDMENT NO.                                                  / /
POST-EFFECTIVE AMENDMENT NO. 14                                               /X/

                                      AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               /X/
AMENDMENT NO. 14                                                              /X/
                         (Check Appropriate Box or Boxes)


                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                 (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                            HEATHER C. HARKER, ESQ.
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              6610 W. BROAD STREET
                            RICHMOND, VIRGINIA 23230
                (Name and Complete Address of Agent for Service)

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on May 1, 2007 pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 PROSPECTUS FOR
                        FLEXIBLE PREMIUM SINGLE LIFE AND
            JOINT AND LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                               SINGLE LIFE POLICY
                                FORM NY1260 7/01
                      JOINT AND LAST SURVIVOR LIFE POLICY
                                FORM NY1261 7/01


                                   ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                            NEW YORK, NEW YORK 10017



                         VARIABLE LIFE SERVICE CENTER:
                           3100 ALBERT LANKFORD DRIVE
                           LYNCHBURG, VIRGINIA 24501
                         TELEPHONE NUMBER: 800.313.5282

--------------------------------------------------------------------------------

This prospectus contains information about the Policy that the owner ("you") should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes a flexible premium single life and joint and last survivor variable life insurance policies (the "Policy" or "Policies") offered by Genworth Life Insurance Company of New York ("we," "us," "our," or the "Company"). The purpose of this Policy is to provide life insurance protection for the beneficiary(ies) named on the Policy. We offer the Policy on either a single life or joint and last survivor basis. If you purchase the Policy on a single life basis, we will pay a Death Benefit upon the death of the Insured. If you purchase the Policy on a joint and last survivor basis, we will pay a Death Benefit upon the death of the last surviving Insured.



You may allocate premium payments to the variable option, the fixed option or to both. If you choose our variable option, we will invest your assets in the Subaccounts of Genworth Life of New York VL Separate Account 1 (the "Separate Account") that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts. Assets allocated to the Guarantee Account will earn interest monthly at an annual effective rate of at least 4%. We take the investment risk for assets allocated to the Guarantee Account.


Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. The Policy will lapse if the Surrender Value is insufficient to cover Policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.


The date of this prospectus is May 1, 2007.

TABLE OF CONTENTS


FEE TABLES........................................   5
    Transaction Fees..............................   5
    Periodic Charges Other Than Portfolio
     Operating Expenses...........................   6
    Periodic Charges for Optional Riders..........   8
    Total Annual Portfolio Operating Expenses.....   9

SUMMARY OF BENEFITS AND RISKS.....................  10
    Benefits of Your Policy.......................  10
    Risks of Your Policy..........................  11

THE COMPANY.......................................  13

THE SEPARATE ACCOUNT..............................  14
    Changes to the Separate Account...............  14

THE PORTFOLIOS....................................  14
    The Subaccounts...............................  15
    Voting Rights.................................  24

THE GUARANTEE ACCOUNT.............................  24

CHARGES AND DEDUCTIONS............................  25
    Premium Charge................................  25
    Monthly Deduction.............................  26
    Cost of Insurance.............................  26
    Mortality and Expense Risk Charge.............  27
    Monthly Policy Charge.........................  27
    Monthly Expense Charge........................  27
    Surrender Charge..............................  28
    Partial Surrender Processing Fee..............  28
    Other Charges.................................  28
    Reduction of Charges for Group Sales..........  28

THE POLICY........................................  29
    Applying for a Policy.........................  29
    Owner.........................................  29
    Beneficiary...................................  29
    Changing the Owner or Beneficiary(ies)........  30
    Canceling a Policy............................  30

PREMIUMS..........................................  30
    General.......................................  30
    Tax-Free Exchanges (1035 Exchanges)...........  31
    Certain Internal Exchanges....................  31
    Periodic Premium Plan.........................  31
    Minimum Premium Payment.......................  31
    Allocating Premiums...........................  31

HOW YOUR ACCOUNT VALUE VARIES.....................  32
    Account Value.................................  32
    Surrender Value...............................  32
    Subaccount Values.............................  32

TRANSFERS.........................................  32
    General.......................................  32
    Transfers From the Guarantee Account to the
     Subaccounts..................................  33
    Transfers From the Subaccounts to the
     Guarantee Account............................  33
    Transfers Among the Subaccounts...............  33
    Telephone Transactions........................  34
    Confirmation of Transactions..................  34
    Special Note on Reliability...................  34
    Transfers by Third Parties....................  35
    Special Note on Frequent Transfers............  35
    Dollar Cost Averaging.........................  37
    Portfolio Rebalancing.........................  37

DEATH BENEFIT.....................................  38
    Amount of Death Benefit Payable...............  38
    Death Benefit Options.........................  38
    Changing the Death Benefit Option.............  39
    Changing the Specified Amount.................  39

SURRENDERS AND PARTIAL SURRENDERS.................  39
    Surrenders....................................  39
    Partial Surrenders............................  40
    Effect of Partial Surrenders..................  40

LOANS.............................................  40
    General.......................................  40
    Repayment of Policy Debt......................  41
    Effect of Policy Loans........................  41

TERMINATION.......................................  41
    Premium to Prevent Termination................  41
    Grace Period..................................  41
    Reinstatement.................................  42

REQUESTING PAYMENTS...............................  42

TAX CONSIDERATIONS................................  42
    Introduction..................................  42
    Tax Status of the Policy......................  43
    Tax Treatment of the Policies -- General......  44
    Special Rules for Modified Endowment
     Contracts....................................  44
    Business Uses of a Policy.....................  45
    1035 Exchanges................................  45
    Tax Shelter Regulations.......................  45
    Alternative Minimum Tax.......................  46
    Income Tax Withholding........................  46
    Maturity Value................................  46
    Special Rule for Certain Cash Distributions in
     the First 15 Policy Years....................  46
    Loans.........................................  46
    Loss of Interest Deduction Where Policies are
     Held By or For the Benefit of Corporations,
     Trusts, Etc..................................  46
    Tax Status of the Company.....................  46
    Other Considerations and Changes in the Law...  47

SALE OF THE POLICIES..............................  47

OTHER POLICY INFORMATION..........................  48
    Optional Payment Plans........................  48
    Dividends.....................................  49
    Incontestability..............................  49
    Suicide Exclusion.............................  49
    Misstatement of Age or Gender.................  49
    Written Notice................................  49
    Trust.........................................  49
    Other Changes.................................  49
    Reports.......................................  49
    Supplemental Benefits.........................  50
    Using the Policy as Collateral................  50
    Reinsurance...................................  50
    Legal Proceedings.............................  50

FINANCIAL STATEMENTS..............................  51

DEFINITIONS.......................................  51

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION FEES

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer assets between Investment Options.

                                                                                                          MAXIMUM AMOUNT
CHARGE                                       WHEN CHARGE IS DEDUCTED       CURRENT AMOUNT DEDUCTED           DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Premium Charge                            Each time you make a premium    5% of each premium         7.5% of each premium
                                          payment
------------------------------------------------------------------------------------------------------------------------------
Surrender Charge(1)                       When you surrender the Policy
                                          during (i) the first 10 Policy
                                          years or (ii) the 10 Policy
                                          years after an increase in
                                          Specified Amount(2)

                                          When you decrease the
                                          Specified Amount at a time
                                          when a charge would apply upon
                                          surrender

  MINIMUM CHARGE                                                          $3.48 per $1,000 of        $3.48 per $1,000 of
                                                                          Specified Amount           Specified Amount

  MAXIMUM CHARGE                                                          $32.00 per $1,000 of       $32.00 per $1,000 of
                                                                          Specified Amount           Specified Amount

  CHARGE FOR A 45 YEAR OLD MALE IN THE                                    $13.06 per $1,000 of       $13.06 per $1,000 of
   PREFERRED NO NICOTINE RISK CLASS                                       Specified Amount           Specified Amount
   (SINGLE LIFE POLICY)

  CHARGE FOR 45 YEAR OLD MALE AND 40                                      $3.98 per $1,000 of        $3.98 per $1,000 of
   YEAR OLD FEMALE IN THE PREFERRED NO                                    Specified Amount           Specified Amount
   NICOTINE RISK CLASS (JOINT AND LAST
   SURVIVOR POLICY)
------------------------------------------------------------------------------------------------------------------------------
Partial Surrender Processing Fee          When you surrender a portion    $0.00                      The lesser of $25.00 or
                                          of the Policy's Account Value                              2% of the amount
                                                                                                     surrendered
------------------------------------------------------------------------------------------------------------------------------
Illustration Preparation Fee              When you request a              $0.00                      $25.00 per illustration
                                          personalized illustration                                  prepared
------------------------------------------------------------------------------------------------------------------------------
Net Loan Charge(3)                        When a loan is taken and        Net annualized rate of     Net annualized rate of
                                          monthly thereafter until the    0.15% in Policy years      0.40% in Policy years
                                          loan is repaid in full          1-5; net annualized rate   1-10; net annualized rate
                                                                          of 0.00% in Policy years   of 0.00% in Policy years
                                                                          6 and after                11 and after
------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                              When you make a transfer after  $0.00                      $20.00 for each transfer
                                          the 12th transfer in a
                                          calendar year
------------------------------------------------------------------------------------------------------------------------------


(1) The rates vary by the Insured's gender, issue age and risk class and by the year of coverage. The rate remains level for the first five Policy years, then decreases each Policy month over the next five Policy years until the charge reaches $0. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the surrender charge rates for your particular situation, please call us at 800.313.5282 or your financial representative.
(2) The amount of each increase in Specified Amount will be subject to its own separate surrender charge schedule.

(3)  The annualized net cost of a Policy loan is determined as follows:

                                             YEARS 1-5  YEARS 6 AND AFTER
   ----------------------------------------------------------------------
   Current Interest Charged                    4.40%          4.00%
   Current Interest Credited                   4.25%          4.00%
   ----------------------------------------------------------------------
   NET COST                                    0.15%          0.00%
   ----------------------------------------------------------------------

                                             YEARS 1-10  YEARS 11 AND AFTER
   ------------------------------------------------------------------------
   Guaranteed Interest Charged                   4.40%             4.00%
   Guaranteed Interest Credited                  4.00%             4.00%
   ------------------------------------------------------------------------
   NET COST                                      0.40%             0.00%
   ------------------------------------------------------------------------

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses.

                                                                                                          MAXIMUM AMOUNT
CHARGE                                       WHEN CHARGE IS DEDUCTED       CURRENT AMOUNT DEDUCTED           DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(1)                      On the Policy Date and monthly
                                          thereafter on the Monthly
                                          Anniversary Date until the
                                          Insured on a single lifePolicy
                                          or the younger Insured on a
                                          joint and last survivor life
                                          Policy reaches Attained Age
                                          100

Single Life Policy

  MINIMUM CHARGE                                                          $0.04 per $1,000 of net    $0.06 per $1,000 of net
                                                                          amount at risk             amount at risk

  MAXIMUM CHARGE                                                          $67.13 per $1,000 of net   $83.33 per $1,000 of net
                                                                          amount at risk             amount at risk

  CHARGE DURING 1ST POLICY YEAR FOR A 45                                  $0.07 per $1,000 of net    $0.28 per $1,000 of net
   YEAR OLD MALE IN THE PREFERRED NO                                      amount at risk             amount at risk
   NICOTINE RISK CLASS (SINGLE LIFE
   POLICY)
------------------------------------------------------------------------------------------------------------------------------
Joint and Last Survivor Life Policy

  MINIMUM CHARGE                                                          $0.000034 per $1,000 of    $0.000140 per $1,000 of
                                                                          net amount at risk         net amount at risk

  MAXIMUM CHARGE                                                          $62.76 per $1,000 of net   $83.33 per $1,000 of net
                                                                          amount at risk             amount at risk

  CHARGE FOR 45 YEAR OLD MALE AND 40                                      $0.000048 per $1,000 of    $0.00057 per $1,000 of
   YEAR OLD FEMALE IN THE PREFERRED NO                                    net amount at risk         net amount at risk
   NICOTINE RISK CLASS
------------------------------------------------------------------------------------------------------------------------------

                                                                                                          MAXIMUM AMOUNT
CHARGE                                       WHEN CHARGE IS DEDUCTED       CURRENT AMOUNT DEDUCTED           DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Expense Charge(2)                         On the Policy Date and monthly
 Base Specified Amount                    thereafter on the Monthly
                                          Anniversary Date for the first
                                          10 Policy years and the first
                                          10 Policy years after an
                                          increase in Specified Amount

  MINIMUM CHARGE                                                          $0.11 per $1,000 of Base   $0.11 per $1,000 of Base
                                                                          Specified Amount           Specified Amount

  MAXIMUM CHARGE                                                          $0.33 per $1,000 of Base   $0.33 per $1,000 of Base
                                                                          Specified Amount           Specified Amount

  CHARGE FOR A 45 YEAR OLD MALE IN THE                                    $0.28 per $1,000 of        $0.28 per $1,000 of
   PREFERRED NO NICOTINE RISK CLASS                                       Specified Amount           Specified Amount
   (SINGLE LIFE POLICY)

  CHARGE FOR 45 YEAR OLD MALE AND 40                                      $0.18 per $1,000 of Base   $0.18 per $1,000 of Base
   YEAR OLD FEMALE IN THE PREFERRED NO                                    Specified Amount           Specified Amount
   NICOTINE RISK CLASS (JOINT AND LAST
   SURVIVOR LIFE POLICY)
------------------------------------------------------------------------------------------------------------------------------
Expense Charge(2)                         On the Policy Date and monthly
 Modified Base Specified Amount           thereafter on the Monthly
                                          Anniversary Date until the
                                          Insured on a single life
                                          Policy or the younger Insured
                                          on a joint and last survivor
                                          life Policy reaches age 100

  MINIMUM CHARGE                                                          $0.00                      $0.00

  MAXIMUM CHARGE                                                          $0.00 per $1,000 of        $0.33 per $1,000 of
                                                                          Modified Base Specified    Modified Base Specified
                                                                          Amount                     Amount

  CHARGE FOR A 45 YEAR OLD MALE IN THE                                    $0.00 per $1,000 of        $0.28 per $1,000 of
   PREFERRED NO NICOTINE RISK CLASS                                       Specified Amount           Specified Amount
   (SINGLE LIFE POLICY)

  CHARGE FOR 45 YEAR OLD MALE AND 40                                      $0.03 per $1,000 of        $0.18 per $1,000 of
   YEAR OLD FEMALE IN THE PREFERRED NO                                    Modified Base Specified    Modified Base Specified
   NICOTINE RISK CLASS (JOINT AND LAST                                    Amount                     Amount
   SURVIVOR LIFE POLICY)
------------------------------------------------------------------------------------------------------------------------------
Monthly Policy Charge                     On the Policy Date and monthly  $5.00                      $8.00
                                          thereafter on the Monthly
                                          Anniversary Date
------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees: Single   On the Policy Date and monthly  Annual rates based on the  Annual rates based on the
 Life Policy                              thereafter on the Monthly       value of the unloaned      value of the unloaned
                                          Anniversary Date                assets in the Subaccounts  assets in the Subaccounts
                                                                          as follows:                as follows:

                                                                          0.50% for $0-$100,000 in   0.50% for $0-100,000 in
                                                                          the Subaccounts, plus      the Subaccounts, plus

                                                                          0.10% through the first    0.10% through the first
                                                                          20 years for assets        20 years for assets
                                                                          greater than $100,000 in   greater than $100,000 in
                                                                          the Subaccounts            the Subaccounts

                                                                          0.00% beginning year 21    0.00% beginning year 21
                                                                          and after for assets       and after for assets
                                                                          greater than $100,000 in   greater than $100,000 in
                                                                          the Subaccounts            the Subaccounts
------------------------------------------------------------------------------------------------------------------------------

                                                                                                          MAXIMUM AMOUNT
CHARGE                                       WHEN CHARGE IS DEDUCTED       CURRENT AMOUNT DEDUCTED           DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees: Joint    On the Policy Date and monthly  Annual rates based on the  Annual rates based on the
 and Last Survivor Policy                 thereafter on the Monthly       value of the unloaned      value of the unloaned
                                          Anniversary Date                assets in the Subaccounts  assets in the Subaccounts
                                                                          as follows:                as follows:

                                                                          0.50% for $0-$200,000 in   0.50% for $0-$200,000 in
                                                                          the Subaccounts, plus      the Subaccounts, plus

                                                                          0.10% through the first    0.10% through the first
                                                                          20 years for assets        20 years for assets
                                                                          greater than $200,000 in   greater than $200,000 in
                                                                          the Subaccounts            the Subaccounts

                                                                          0.00% beginning year 21    0.00% beginning year 21
                                                                          and after for assets       and after for assets
                                                                          greater than $200,000 in   greater than $200,000 in
                                                                          the Subaccounts            the Subaccounts
------------------------------------------------------------------------------------------------------------------------------


(1) The rates vary by the Insured's gender, issue age, risk class, and by the year of coverage. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. We will not impose this charge once the Insured, under a single life Policy, or the younger Insured under a joint and last survivor Policy, reaches Attained Age 100. If you would like information on the cost of insurance charge rates for your particular situation, please call us at 800.313.5282 or your financial representative.
(2) The rates vary by the Insured's gender, issue age, and risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the expense charge rates for your particular situation, please call us at 800.313.5282 or your financial representative.

PERIODIC CHARGES FOR OPTIONAL RIDERS


The next table describes the charges that you will pay periodically for optional riders that are available under the Policy.

                                                              WHEN CHARGE IS
CHARGES FOR RIDERS AVAILABLE TO SINGLE LIFE POLICIES ONLY        DEDUCTED         CURRENT AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider Charge(1)                   Monthly until         Per $1,000 of rider
                                                           Attained Age 70 when  coverage
                                                           rider expires

  MINIMUM CHARGE                                                                 $0.08 per $1,000 of rider
                                                                                 coverage

  MAXIMUM CHARGE                                                                 $0.19 per $1,000 of rider
                                                                                 coverage

  CHARGE DURING 1ST POLICY YEAR FOR A 45 YEAR OLD MALE IN                        $0.08 per $1,000 of rider
   THE STANDARD RISK CLASS                                                       coverage
----------------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction Rider Charge(2)                Monthly               A percentage of the total
                                                                                 cost of insurance charges
                                                                                 (including those imposed
                                                                                 on riders)

  MINIMUM CHARGE                                                                 3.83%

  MAXIMUM CHARGE                                                                 38.24%

  CHARGE DURING 1ST POLICY YEAR FOR A 45 YEAR OLD MALE IN                        13.98% of the total of
   THE STANDARD RISK CLASS                                                       the cost of insurance
                                                                                 charges (including those
                                                                                 imposed on riders)
----------------------------------------------------------------------------------------------------------

                                                                MAXIMUM AMOUNT
CHARGES FOR RIDERS AVAILABLE TO SINGLE LIFE POLICIES ONLY          DEDUCTED
---------------------------------------------------------
Accidental Death Benefit Rider Charge(1)                   Per $1,000 of rider
                                                           coverage

  MINIMUM CHARGE                                           $0.08 per $1,000 of rider
                                                           coverage
  MAXIMUM CHARGE                                           $0.19 per $1,000 of rider
                                                           coverage
  CHARGE DURING 1ST POLICY YEAR FOR A 45 YEAR OLD MALE IN  $0.08 per $1,000 of rider
   THE STANDARD RISK CLASS                                 coverage
---------------------------------------------------------
Waiver of Monthly Deduction Rider Charge(2)                A percentage of the total
                                                           cost of insurance charges
                                                           (including those imposed
                                                           on riders)
  MINIMUM CHARGE                                           3.83%
  MAXIMUM CHARGE                                           38.24%
  CHARGE DURING 1ST POLICY YEAR FOR A 45 YEAR OLD MALE IN  13.98% of the total of
   THE STANDARD RISK CLASS                                 the cost of insurance
                                                           charges (including those
                                                           imposed on riders)
---------------------------------------------------------

                                                              WHEN CHARGE IS
CHARGES FOR RIDERS AVAILABLE TO SINGLE LIFE POLICIES ONLY        DEDUCTED         CURRENT AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
Four Year Term Rider Charge(3)                             Monthly

  MINIMUM CHARGE                                                                 $0.04 per $1,000 of rider
                                                                                 coverage

  MAXIMUM CHARGE                                                                 $48.44 per $1,000 of
                                                                                 rider coverage

  CHARGE DURING 1ST POLICY YEAR FOR A 45 YEAR OLD MALE                           Male: $0.07 per $1,000 of
   AND 40 YEAR OLD FEMALE, BOTH IN THE PREFERRED NO                              rider coverage
   NICOTINE RISK CLASS

                                                                                 Female: $0.04 per $1,000
                                                                                 of rider coverage
----------------------------------------------------------------------------------------------------------
Policy Split Option Rider Charge                                                 $0.00
----------------------------------------------------------------------------------------------------------

                                                                MAXIMUM AMOUNT
CHARGES FOR RIDERS AVAILABLE TO SINGLE LIFE POLICIES ONLY          DEDUCTED
---------------------------------------------------------
Four Year Term Rider Charge(3)
  MINIMUM CHARGE                                           $0.06 per $1,000 of rider
                                                           coverage
  MAXIMUM CHARGE                                           $83.33 per $1,000 of
                                                           rider coverage
  CHARGE DURING 1ST POLICY YEAR FOR A 45 YEAR OLD MALE     Male: $0.28 per $1,000 of
   AND 40 YEAR OLD FEMALE, BOTH IN THE PREFERRED NO        rider coverage
   NICOTINE RISK CLASS
                                                           Female: $0.17 per $1,000
                                                           of rider coverage
---------------------------------------------------------
Policy Split Option Rider Charge                           $0.00
---------------------------------------------------------


(1) The rates vary by the Insureds' gender, issue age, risk class, and by the year of coverage. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. We will not impose this charge once the Insured reaches Attained Age 100. If you would like information on the cost of insurance charge rates for your particular situation, please call us at 800.313.5282 or your financial representative.
(2) The rates vary by the Insured's gender, issue age, and risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the expense charge rates for your particular situation, please call us at 800.313.5282 or your financial representative.
(3) The rates vary by the Insureds' Attained Age each year. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the rider rates for you particular situation, please call us at 800.313.5282 or ask your financial representative.

For information concerning compensation paid for the sale of the Policy, SEE the "Sale of the Policies."


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES(1)              MINIMUM  MAXIMUM
----------------------------------------------------------
Total Annual Portfolio Operating
 Expenses (before fee waivers or
 reimbursements)                            0.40%    2.48%
----------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2006. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please SEE the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

DEFINED TERMS

SEE the "Definitions" provision in the back of this prospectus for defined terms.

DEATH BENEFIT

The primary benefit of your Policy is life insurance coverage. Your initial premium purchases a Specified Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your beneficiary(ies) when the Insured dies (or the last surviving Insured dies if you purchased a joint and last survivor Policy). SEE the "Death Benefit" provision of this prospectus.

CHOICE OF DEATH BENEFIT OPTIONS

You can choose from among three Death Benefit options:

    -  Option A -- the Death Benefit is the Specified Amount PLUS Account Value;

    -  Option B -- the Death Benefit is the Specified Amount; or

    -  Option C -- the Death Benefit is:

       -  the greater of Specified Amount; or

       -  the Specified Amount; PLUS

          - the sum of all premiums paid before Attained Age 75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, the premiums paid under the old policy MINUS any partial surrender of premiums and charges for supplemental non-qualified benefits as defined in the Code); MINUS

          - the charges for supplemental benefits, other than those specified in Section 7702(f)(5)(A) of the Code; MINUS

          -  all partial surrenders.

COVERAGE FLEXIBILITY

Within certain limits, you can:

    -  change the Death Benefit option;

    -  increase or decrease the Specified Amount;

    -  change your beneficiary(ies); and

    -  change the owner of the Policy.

SEE the "Death Benefit -- Changing the Specified Amount" and "The Policy -- Changing the Owner or Beneficiary(ies)" provisions of this prospectus.

CHOICE OF DEATH BENEFIT PAYMENT OPTIONS

Your beneficiary(ies) may choose to take Death Benefit proceeds as a lump sum or select from a variety of payment options which pay the Death Benefit proceeds over time. SEE the "Death Benefit -- Changing the Death Benefit Option" provision of this prospectus.

NO LAPSE FEATURE

During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. SEE the "Termination -- Premium to Prevent Termination" provision of this prospectus.

CASH BENEFITS

You can access the cash value of your Policy by taking a Policy loan, taking a partial surrender or a full surrender with certain limitations as described below:

LOANS

You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, MINUS any Policy Debt. Taking a Policy loan may have adverse tax consequences if a Policy lapses. SEE the "Loans" and "Tax Considerations" provisions of this prospectus.

PARTIAL SURRENDERS

You may take partial surrenders from your Policy. The minimum partial surrender amount is $200. If you select Death Benefit Option B, you may only take a partial surrender after the first Policy year. SEE the

"Surrenders and Partial Surrenders" provision of this prospectus.

FULL SURRENDER

You can surrender your Policy at any time for its Surrender Value (Account Value MINUS Policy Debt MINUS any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. SEE the "Surrenders and Partial Surrenders" provision of this prospectus.

PREMIUM FLEXIBILITY

You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums.

You may make unscheduled premium payments, provided such premium payments do not exceed the Code's limitations for life insurance. SEE the "Premiums" provision of this prospectus.

INVESTMENT OPTIONS

You can allocate your Net Premiums to the Guarantee Account and among up to 10 of the Subaccounts available in the Separate Account at any given time. Each Subaccount invests in shares of a designated Portfolio. Not all Portfolios may be available to all Policies or available in all markets. SEE the "Separate Account" and the "Portfolios" provisions of this prospectus. Assets allocated to the Guarantee Account will earn interest monthly at an annual effective rate of at least 4%. SEE the "Guarantee Account" provision of this prospectus.

TRANSFERS

You may transfer assets among the Subaccounts and between the Subaccounts and the Guarantee Account, within certain limits. We also offer two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing. SEE the "Transfers" provision of this prospectus.

TAX BENEFITS

You are generally not taxed on the Policy's earnings until you withdraw Account Value from your Policy. This is known as tax deferral. Your beneficiary(ies) generally receives Death Benefit proceeds income tax-free. SEE the "Tax Considerations" provision of this prospectus.

ASSIGNABILITY

You may assign the Policy as collateral for a loan or other obligation. SEE the "Other Policy Information -- Using the Policy as Collateral" provision of this prospectus.

RIGHT TO RETURN THE POLICY

You have a limited period of time after the Policy is issued during which you can cancel the Policy and receive a refund. SEE the "Policy -- Canceling a Policy" provision of this prospectus.

ADDITIONAL BENEFITS

There are additional benefits that you can add to your Policy by way of optional riders. SEE the "Fee Tables" and "Other Policy Information -- Supplemental Benefits" provisions of this prospectus.

RISKS OF YOUR POLICY

RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES

Certain fees and expenses are assessed at less than their guaranteed minimum levels. In the future, we may increase these current charges up to the guaranteed (I.E., the maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

SUITABILITY

Variable life insurance is designed for long-term financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on keeping this Policy for at least 10 years, you will pay a surrender charge upon surrender of the Policy. SEE the "Fee Tables" provision of this prospectus.

INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. If your investment results are unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero, because we continue to deduct charges from your Account Value. In that case, the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent termination during the 61 day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is insufficient to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if your investment experience is favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value through partial surrenders and Policy loans. SEE the "Loans" and the "Termination" provisions of this prospectus.

ADDITIONAL RISKS

The types of investments that a Portfolio makes will also create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio's prospectus. You should read each Portfolio's prospectus carefully before investing.

RISK OF TERMINATION

If the Surrender Value of your Policy is insufficient to pay the monthly deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), a grace period will begin. There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61 day grace period to make a sufficient payment. IF YOU DO NOT MAKE A SUFFICIENT PAYMENT BEFORE THE GRACE PERIOD ENDS, YOUR POLICY WILL TERMINATE WITHOUT VALUE, INSURANCE COVERAGE WILL CEASE, AND YOU WILL RECEIVE NO BENEFITS. After termination, you may reinstate your Policy within three years subject to certain conditions. SEE the "Termination" provision of this prospectus.

TAX RISKS

In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements. There is less guidance, however, with respect to joint and last survivor Policies. In the absence of such guidance there is some uncertainty as to whether a joint and last survivor Policy will qualify as a life insurance policy for Federal tax purposes. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% IRS penalty tax may be imposed on distributions, including loans.

Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. SEE the "Tax Considerations" provision of this prospectus.

LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you select Death Benefit Option B, you may only take partial surrenders after the first Policy year.

The minimum partial surrender amount is $200. We reserve the right to assess a processing fee for each partial surrender although we do not currently do so.

Partial surrenders will reduce your Account Value and Death Benefit proceeds. Federal income taxes and a penalty tax may apply to each partial surrender. SEE the "Surrenders and Partial Surrenders" provision of this prospectus.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect your Account Value over time because we subtract the amount of the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

Because we subtract the amount of the loan from the Investment Options, a Policy loan reduces the amount available for transfers among the Subaccounts and/or the Guarantee Account.

A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse resulting in adverse tax consequences if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable. In such circumstances you must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage. SEE the "Loans" provision of this prospectus.

LIMITS ON TRANSFERS

You may not make any transfers during the first 15 days proceeding the Policy Date. After the first 15 days proceeding the Policy Date, you may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day subject to certain restrictions. You may not, however, transfer assets allocated to the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts and from the Subaccounts to the Guarantee Account.

Frequent Subaccount transfers can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. To discourage frequent Subaccount transfers, we have adopted the following transfer policy. All owners may submit the first 12 Subaccount transfers made in a calendar year by overnight delivery service, U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to owners notifying them that they may submit additional transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. We will also not honor your transfer request if you attempt to make a transfer during the grace period and there is no Account Value.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $20 per transfer after the 12th transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100. SEE the "Transfers" provision of this prospectus.

COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

    -  the owner pays premiums for insurance coverage on the Insured(s);

    - the Policy provides for the accumulation of Surrender Value that is payable if the owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy; and

    -  the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your Net Premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Variable Life Service Center is located at 3100 Albert Lankford Drive Street, Lynchburg, Virginia 24501. We are obligated to pay all amounts promised under the Policy.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on March 20, 2000. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in "The Portfolios" provision of this prospectus.

The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.

CHANGES TO THE SEPARATE ACCOUNT

The Separate Account may include other Subaccounts that are not available under this Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of owners. The new Subaccounts may be limited to certain classes of Policies, and the new Portfolios may have higher fees and charges than the Portfolios they replaced. No substitution may take place without prior notice to owners and prior approval of the Securities and Exchange Commission ("SEC") and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

    -  create new separate accounts;

    - combine separate accounts, including combining the Separate Account with another separate account established by the Company;

    - transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

    - add new Subaccounts to or remove Subaccounts from the Separate Account, or combine Subaccounts;

    -  make the Subaccounts available under other policies we issue;

    -  add new Portfolios or remove existing Portfolios;

    - substitute a new Portfolio for any existing Portfolio whose shares are no longer available for investment;

    - substitute new Portfolios for any existing Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

    -  deregister the Separate Account under the 1940 Act; and

    - operate the Separate Account under the direction of a committee or in another form.

THE PORTFOLIOS

You select the Subaccounts to which you direct Net Premiums. There are limitations on the number of transfers that may be made each Policy year. SEE the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your Net Premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.


You may obtain a free copy of the prospectus for each Portfolio by writing our Variable Life Service Center at: 3100 Albert Lankford Drive Lynchburg, Virginia 24501, by calling us at 800.313.5282, by visiting our website at WWW.GENWORTH.COM, or through your financial representative.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.

THE SUBACCOUNTS


You may invest in up to 10 Subaccounts PLUS the Guarantee Account at any one time. Each Subaccount invests in one of the Portfolios described below.



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS    AIM V.I. BASIC VALUE FUND --    Seeks to provide long-term      A I M Advisors, Inc.
                                SERIES II SHARES                growth of capital.
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. CAPITAL APPRECIATION   Seeks to provide growth of      A I M Advisors, Inc.
                                FUND -- SERIES I SHARES         capital.
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. CORE EQUITY FUND --    Seeks to provide growth of      A I M Advisors, Inc.
                                SERIES I SHARES                 capital.
                                ----------------------------------------------------------------------------------------------
                                AIM V.I. INTERNATIONAL GROWTH   Seeks to provide long-term      A I M Advisors, Inc.
                                FUND -- SERIES II SHARES        growth of capital.
                                ----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE      ALLIANCEBERNSTEIN GLOBAL        Long-term growth of capital.    AllianceBernstein, L.P.
PRODUCTS SERIES FUND, INC.      TECHNOLOGY PORTFOLIO --
                                CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN GROWTH AND    Long-term growth of capital.    AllianceBernstein, L.P.
                                INCOME PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN               Long-term growth of capital.    AllianceBernstein, L.P.
                                INTERNATIONAL VALUE
                                PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN LARGE CAP     Long-term growth of capital.    AllianceBernstein, L.P.
                                GROWTH PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SMALL CAP     Long-term growth of capital.    AllianceBernstein, L.P.
                                GROWTH PORTFOLIO -- CLASS B
                                ----------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE       VP INFLATION PROTECTION         Pursues long-term total return  American Century Investment
PORTFOLIOS II, INC.             FUND -- CLASS II                using a strategy that seeks to  Management, Inc.
                                                                protect against U.S.
                                                                inflation.
                                ----------------------------------------------------------------------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES       BLACKROCK BASIC VALUE V.I.      Seeks capital appreciation      BlackRock Advisors, LLC
FUNDS, INC.                     FUND -- CLASS III SHARES        and, secondarily, income.       (subadvised by BlackRock
                                                                                                Investment Management LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK GLOBAL ALLOCATION     Seeks high total investment     BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   return.                         (subadvised by BlackRock
                                                                                                Investment Management, LLC and
                                                                                                BlackRock Asset Management
                                                                                                U.K. Limited)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK LARGE CAP GROWTH      Seeks long-term capital         BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   growth.                         (subadvised by BlackRock
                                                                                                Investment Management LLC)
                                ----------------------------------------------------------------------------------------------
                                BLACKROCK VALUE OPPORTUNITIES   Seeks long-term growth of       BlackRock Advisors, LLC
                                V.I. FUND -- CLASS III SHARES   capital.                        (subadvised by BlackRock
                                                                                                Investment Management LLC)
                                ----------------------------------------------------------------------------------------------
COLUMBIA FUNDS                  COLUMBIA MARSICO GROWTH FUND,   The fund seeks long-term        Columbia Management Advisors,
VARIABLE INSURANCE TRUST I      VARIABLE SERIES -- CLASS A      growth of capital.              LLC (subadvised by Marsico
                                                                                                Capital Management, LLC)
                                ----------------------------------------------------------------------------------------------
                                COLUMBIA MARSICO INTERNATIONAL  The fund seeks long-term        Columbia Management Advisors,
                                OPPORTUNITIES FUND, VARIABLE    growth of capital.              LLC (subadvised by Marsico
                                SERIES -- CLASS B                                               Capital Management, LLC)
                                ----------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST      VT FLOATING-RATE INCOME FUND    Seeks to provide a high level   Eaton Vance Management
                                                                of current income.
                                ----------------------------------------------------------------------------------------------
                                VT WORLDWIDE HEALTH SCIENCES    Seeks long-term capital growth  OrbiMed Advisors LLC
                                FUND                            by investing in a worldwide
                                                                and diversified portfolio of
                                                                health sciences companies.
                                ----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE              EVERGREEN VA OMEGA FUND --      Seeks long-term capital         Evergreen Investment
ANNUITY TRUST                   CLASS 2                         growth.                         Management Company, LLC
                                ----------------------------------------------------------------------------------------------
FEDERATED                       FEDERATED HIGH INCOME BOND      Seeks high current income by    Federated Investment
INSURANCE SERIES                FUND II -- SERVICE SHARES       investing in lower-rated        Management Company
                                                                corporate debt obligations,
                                                                commonly referred to as "junk
                                                                bonds."
                                ----------------------------------------------------------------------------------------------
                                FEDERATED KAUFMANN FUND II --   Seeks capital appreciation.     Federated Equity Management
                                SERVICE SHARES                                                  Company of Pennsylvania
                                                                                                (subadvised by Federated
                                                                                                Global Investment Management
                                                                                                Corp.)
                                ----------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK-  VIP BALANCED PORTFOLIO --       Seeks income and capital        Fidelity Management & Research
VARIABLE INSURANCE PRODUCTS     SERVICE CLASS 2                 growth consistent with          Company (FMR) (subadvised by
FUND                                                            reasonable risk.                Fidelity Investments Money
                                                                                                Management, Inc. (FIMM), FMR
                                                                                                Co., Inc. (FMRC), Fidelity
                                                                                                Research & Analysis Company
                                                                                                (FRAC), Fidelity Management &
                                                                                                Research (U.K.) Inc. (FMR
                                                                                                U.K.), Fidelity International
                                                                                                Investment Advisors (FIAA),
                                                                                                Fidelity International
                                                                                                Investment Advisors (U.K.)
                                                                                                Limited (FIAA(U.K.)L), and
                                                                                                Fidelity Investments Japan
                                                                                                Limited (FIJ))
                                ----------------------------------------------------------------------------------------------
                                VIP CONTRAFUND-REGISTERED       Seeks long-term capital         FMR (subadvised by FMRC, FRAC,
                                TRADEMARK- PORTFOLIO --         appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L,
                                SERVICE CLASS 2                                                 and FIJ)
                                ----------------------------------------------------------------------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                VIP DYNAMIC CAPITAL             Seeks capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                APPRECIATION PORTFOLIO --                                       FMR U.K., FIIA, FIIA(U.K.)L,
                                SERVICE CLASS 2                                                 and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP EQUITY-INCOME PORTFOLIO --  Seeks reasonable income. The    FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 fund will also consider the     FMR U.K., FIIA, FIIA(U.K.)L,
                                                                potential for capital           and FIJ)
                                                                appreciation. The fund's goal
                                                                is to achieve a yield which
                                                                exceeds the composite yield on
                                                                the securities comprising the
                                                                Standard & Poors 500-SM- Index
                                                                (S&P 500-Registered
                                                                Trademark-).
                                ----------------------------------------------------------------------------------------------
                                VIP GROWTH PORTFOLIO --         Seeks to achieve capital        FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP GROWTH & INCOME             Seeks high total return         FMR (subadvised by FMRC, FRAC,
                                PORTFOLIO -- SERVICE CLASS 2    through a combination of        FMR U.K., FIIA, FIIA(U.K.)L,
                                                                current income and capital      and FIJ)
                                                                appreciation.
                                ----------------------------------------------------------------------------------------------
                                VIP MID CAP PORTFOLIO --        Seeks long-term growth of       FMR (subadvised by FMRC, FRAC,
                                SERVICE CLASS 2                 capital.                        FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
                                VIP VALUE STRATEGIES            Seeks capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                PORTFOLIO -- SERVICE CLASS 2                                    FMR U.K., FIIA, FIIA(U.K.)L,
                                                                                                and FIJ)
                                ----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE     FRANKLIN INCOME SECURITIES      Seeks to maximize income while  Franklin Advisers, Inc.
INSURANCE PRODUCTS TRUST        FUND -- CLASS 2 SHARES          maintaining prospects for
                                                                capital appreciation. The fund
                                                                normally invests in both
                                                                equity and debt securities.
                                                                The fund seeks income by
                                                                investing in corporate,
                                                                foreign and U.S. Treasury
                                                                bonds as well as stocks with
                                                                dividend yields the manager
                                                                believes are attractive.
                                ----------------------------------------------------------------------------------------------
                                MUTUAL SHARES SECURITIES        Seeks capital appreciation,     Franklin Mutual Advisers, LLC
                                FUND -- CLASS 2 SHARES          with income as a secondary
                                                                goal. The Fund normally
                                                                invests primarily in equity
                                                                securities of companies that
                                                                the manager believes are
                                                                undervalued. The fund also
                                                                invests, to a lesser extent in
                                                                risk arbitrage securities and
                                                                distressed companies.
                                ----------------------------------------------------------------------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                TEMPLETON GROWTH SECURITIES     Seeks long-term capital         Templeton Global Advisors
                                FUND -- CLASS 2 SHARES          growth. The fund normally       Limited
                                                                invests primarily in equity
                                                                securities of companies
                                                                located anywhere in the world,
                                                                including those in the U.S.
                                                                and in emerging markets.
                                ----------------------------------------------------------------------------------------------
GE INVESTMENTS                  INCOME FUND                     Seeks maximum income            GE Asset Management
FUNDS, INC.                                                     consistent with prudent         Incorporated
                                                                investment management and the
                                                                preservation of capital.
                                ----------------------------------------------------------------------------------------------
                                MID-CAP EQUITY FUND             Seeks long-term growth of       GE Asset Management
                                                                capital and future income.      Incorporated
                                ----------------------------------------------------------------------------------------------
                                MONEY MARKET FUND(1)            Seeks a high level of current   GE Asset Management
                                                                income consistent with the      Incorporated
                                                                preservation of capital and
                                                                maintenance of liquidity.
                                ----------------------------------------------------------------------------------------------
                                PREMIER GROWTH EQUITY FUND      Seeks long-term growth of       GE Asset Management
                                                                capital and future income       Incorporated
                                                                rather than current income.
                                ----------------------------------------------------------------------------------------------
                                REAL ESTATE SECURITIES FUND     Seeks maximum total return      GE Asset Management
                                                                through current income and      Incorporated (subadvised by
                                                                capital appreciation.           Urdang Securities Management,
                                                                                                Inc.)
                                ----------------------------------------------------------------------------------------------
                                S&P 500-REGISTERED TRADEMARK-   Seeks growth of capital and     GE Asset Management
                                INDEX FUND(2)                   accumulation of income that     Incorporated (subadvised by
                                                                corresponds to the investment   SSgA Funds Management, Inc.)
                                                                return of S&P's 500 Composite
                                                                Stock Index.
                                ----------------------------------------------------------------------------------------------
                                SMALL-CAP EQUITY FUND           Seeks long-term growth of       GE Asset Management
                                                                capital.                        Incorporated (subadvised by
                                                                                                Palisade Capital Management,
                                                                                                L.L.C.)
                                ----------------------------------------------------------------------------------------------
                                TOTAL RETURN FUND -- CLASS 3    Seeks the highest total         GE Asset Management
                                SHARES(3)                       return, composed of current     Incorporated
                                                                income and capital
                                                                appreciation, as is consistent
                                                                with prudent investment risk.
                                ----------------------------------------------------------------------------------------------
                                U.S. EQUITY FUND                Seeks long-term growth of       GE Asset Management
                                                                capital.                        Incorporated
                                ----------------------------------------------------------------------------------------------
                                VALUE EQUITY FUND               Seeks long-term growth of       GE Asset Management
                                                                capital and future income.      Incorporated
                                ----------------------------------------------------------------------------------------------



                               (1)  During extended periods of low interest
                                    rates, the yields of the Money Market
                                    Fund may become extremely low and
                                    possibly negative.

                               (2)  "Standard & Poor's," "S&P," and
                                    "S&P 500" are trademarks of The
                                    McGraw-Hill Companies, Inc. and have
                                    been licensed for use by GE Asset
                                    Management Incorporated. The
                                    S&P 500-Registered Trademark- Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                               (3)  For policies issued on or after May 1,
                                    2006, only Class 3 shares of the Total
                                    Return Fund will be available. If your
                                    policy was issued prior to May 1, 2006,
                                    Class 1 shares of the Total Return Fund
                                    are available.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES              BALANCED PORTFOLIO -- SERVICE   Seeks long-term capital         Janus Capital Management LLC
                                SHARES                          growth, consistent with
                                                                preservation of capital and
                                                                balanced by current income.
                                ----------------------------------------------------------------------------------------------
                                FORTY PORTFOLIO -- SERVICE      A non-diversified(1) portfolio  Janus Capital Management LLC
                                SHARES                          that seeks long-term growth of
                                                                capital.
                                ----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE    LEGG MASON PARTNERS VARIABLE    Seeks capital appreciation.     Legg Mason Partners Fund
EQUITY TRUST(2)                 AGGRESSIVE GROWTH FUND --                                       Advisor, LLC (subadvised by
                                CLASS II                                                        ClearBridge Advisors, LLC)
                                ----------------------------------------------------------------------------------------------
                                LEGG MASON PARTNERS VARIABLE    Seeks capital appreciation      Legg Mason Partners Fund
                                FUNDAMENTAL VALUE PORTFOLIO --  through investments.            Advisor, LLC (subadvised by
                                CLASS I                                                         ClearBridge Advisors, LLC)
                                ----------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-       MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
VARIABLE INSURANCE TRUST        INVESTORS GROWTH STOCK          objective is to seek capital    Services Company
                                SERIES -- SERVICE CLASS SHARES  appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                INVESTORS TRUST SERIES --       objective is to seek capital    Services Company
                                SERVICE CLASS SHARES            appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                TOTAL RETURN SERIES --          objective is to seek total      Services Company
                                SERVICE CLASS SHARES            return. The fund's objective
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
                                MFS-REGISTERED TRADEMARK-       The fund's investment           Massachusetts Financial
                                UTILITIES SERIES -- SERVICE     objective is to seek total      Services Company
                                CLASS SHARES                    return. The fund's objective
                                                                may be changed without
                                                                shareholder approval.
                                ----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT    OPPENHEIMER BALANCED FUND/      Seeks a high total investment   OppenheimerFunds, Inc.
FUNDS                           VA -- SERVICE SHARES            return, which includes current
                                                                income and capital
                                                                appreciation in the value of
                                                                its shares.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER CAPITAL             Seeks capital appreciation by   OppenheimerFunds, Inc.
                                APPRECIATION FUND/VA --         investing in securities of
                                SERVICE SHARES                  well- known, established
                                                                companies.
                                ----------------------------------------------------------------------------------------------



                               (1)  A non-diversified portfolio is a
                                    portfolio that may hold a larger
                                    position in a smaller number of
                                    securities than a diversified portfolio.
                                    This means that a single security's
                                    increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.
                               (2)  Legg Mason executed a reorganization of
                                    its fund operations effective April 28,
                                    2007. As a result of this
                                    reorganization, Legg Mason Partners
                                    Variable Portfolios I, Inc. -- Legg
                                    Mason Partners Variable All Cap
                                    Portfolio merged into Legg Mason
                                    Partners Variable Equity Trust -- Legg
                                    Mason Partners Variable Fundamental
                                    Value Portfolio and Legg Mason Partners
                                    Variable Portfolios II -- Legg Mason
                                    Partners Variable Aggressive Growth
                                    Portfolio merged into Legg Mason
                                    Partners Variable Equity Trust -- Legg
                                    Mason Partners Variable Aggressive
                                    Growth Portfolio.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER GLOBAL SECURITIES   Seeks long-term capital         OppenheimerFunds, Inc.
                                FUND/VA -- SERVICE SHARES       appreciation by investing a
                                                                substantial portion of its
                                                                assets in securities of
                                                                foreign issuers, "growth type"
                                                                companies, cyclical industries
                                                                and special situations that
                                                                are considered to have
                                                                appreciation possibilities.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MAIN STREET FUND/   Seeks high total return (which  OppenheimerFunds, Inc.
                                VA -- SERVICE SHARES            includes growth in the value
                                                                of its shares as well as
                                                                current income) from equity
                                                                and debt securities.
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MAIN STREET SMALL   Seeks capital appreciation.     OppenheimerFunds, Inc.
                                CAP FUND/VA -- SERVICE SHARES
                                ----------------------------------------------------------------------------------------------
                                OPPENHEIMER MIDCAP FUND/ VA --  Seeks capital appreciation by   OppenheimerFunds, Inc.
                                SERVICE SHARES                  investing in "growth type"
                                                                companies.
                                ----------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST  ALL ASSET PORTFOLIO -- ADVISOR  Seeks maximum real return       Pacific Investment Management
                                CLASS SHARES                    consistent with preservation    Company LLC
                                                                of real capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                HIGH YIELD PORTFOLIO --         Seeks to maximize total         Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     return, consistent with         Company LLC
                                                                preservation of capital and
                                                                prudent investment management.
                                                                Invests at least 80% of its
                                                                assets in a diversified
                                                                portfolio of high yield
                                                                securities ("junk bonds")
                                                                rated below investment grade
                                                                but rated at least Caa by
                                                                Moody's or CCC by S&P, or, if
                                                                unrated, determined by PIMCO
                                                                to be of comparable quality,
                                                                subject to a maximum of 5% of
                                                                its total assets in securities
                                                                rated Caa by Moody's or CCC by
                                                                S&P, or, if unrated,
                                                                determined by PIMCO to be of
                                                                comparable quality.
                                ----------------------------------------------------------------------------------------------
                                LONG-TERM U.S. GOVERNMENT       Seeks maximum total return,     Pacific Investment Management
                                PORTFOLIO -- ADMINISTRATIVE     consistent with preservation    Company LLC
                                CLASS SHARES                    of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                LOW DURATION PORTFOLIO --       Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
                                TOTAL RETURN PORTFOLIO --       Seeks maximum total return,     Pacific Investment Management
                                ADMINISTRATIVE CLASS SHARES     consistent with preservation    Company LLC
                                                                of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND      JENNISON PORTFOLIO -- CLASS II  Seeks long-term growth of       Prudential Investments LLC
                                                                capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
                                JENNISON 20/20 FOCUS            Seeks long-term growth of       Prudential Investments LLC
                                PORTFOLIO -- CLASS II           capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
                                NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of       Prudential Investments LLC
                                CLASS II                        capital.                        (subadvised by Jennison
                                                                                                Associates LLC)
                                ----------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST            OTC FUND(1)                     Seeks to provide investment     Rydex Investments
                                                                results that correspond to a
                                                                benchmark for over-the-counter
                                                                securities. The portfolio's
                                                                current benchmark is the
                                                                NASDAQ 100 Index-TM-.
                                ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT      COMSTOCK PORTFOLIO -- CLASS II  Seeks capital growth and        Van Kampen Asset Management
TRUST                           SHARES                          income through investments in
                                                                equity securities, including
                                                                common stocks, preferred
                                                                stocks and securities
                                                                convertible into common and
                                                                preferred stocks.
                                ----------------------------------------------------------------------------------------------



                               (1) The NASDAQ 100 Index-TM- is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to Policies issued on or after May 1, 2003:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
DREYFUS                         THE DREYFUS SOCIALLY            Seeks capital growth, with      The Dreyfus Corporation
                                RESPONSIBLE GROWTH FUND,        current income as a secondary
                                INC. -- INITIAL SHARES          goal.
                                ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES              GLOBAL LIFE SCIENCES            Seeks long-term growth of       Janus Capital Management LLC
                                PORTFOLIO -- SERVICE SHARES     capital.
                                ----------------------------------------------------------------------------------------------
                                GLOBAL TECHNOLOGY PORTFOLIO --  Seeks long-term growth of       Janus Capital Management LLC
                                SERVICE SHARES                  capital.
                                ----------------------------------------------------------------------------------------------
                                LARGE CAP GROWTH PORTFOLIO --   Seeks long-term growth of       Janus Capital Management LLC
                                SERVICE SHARES                  capital in a manner consistent
                                                                with the preservation of
                                                                capital.
                                ----------------------------------------------------------------------------------------------
                                MID CAP GROWTH PORTFOLIO --     Seeks long-term growth of       Janus Capital Management LLC
                                SERVICE SHARES                  capital.
                                ----------------------------------------------------------------------------------------------
                                WORLDWIDE GROWTH PORTFOLIO --   Seeks long-term growth of       Janus Capital Management LLC
                                SERVICE SHARES                  capital in a manner consistent
                                                                with the preservation of
                                                                capital.
                                ----------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST  FOREIGN BOND PORTFOLIO (U.S.    Seeks maximum total return,     Pacific Investment Management
                                DOLLAR HEDGED) --               consistent with preservation    Company LLC
                                ADMINISTRATIVE CLASS SHARES     of capital and prudent
                                                                investment management.
                                ----------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium or transfers on or after November 15, 2004:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES              INTERNATIONAL GROWTH            Seeks long-term growth of       Janus Capital Management LLC
                                PORTFOLIO -- SERVICE SHARES     capital.
                                ----------------------------------------------------------------------------------------------



The following Portfolios are not available to Policies issued on or after May 1, 2006:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
FIDELITY VARIABLE               VIP ASSET MANAGER-SM-           Seeks to obtain high total      FMR (subadvised by FMRC, FRAC,
INSURANCE PRODUCTS              PORTFOLIO -- SERVICE CLASS 2    return with reduced risk over   FMR U.K., FIIA, FIIA(U.K.)L,
FUND                                                            the long term by allocating     and FIJ)
                                                                its assets among stocks,
                                                                bonds, and short-term
                                                                instruments.
                                ----------------------------------------------------------------------------------------------
GOLDMAN SACHS                   GOLDMAN SACHS MID CAP VALUE     Seeks long-term capital         Goldman Sachs Asset
VARIABLE INSURANCE              FUND                            appreciation.                   Management, L.P.
TRUST
                                ----------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-       MFS-REGISTERED TRADEMARK- NEW   The fund's investment           Massachusetts Financial
VARIABLE INSURANCE TRUST        DISCOVERY SERIES -- SERVICE     objective is to seek capital    Services Company
                                CLASS SHARES                    appreciation. The fund's
                                                                objective may be changed
                                                                without shareholder approval.
                                ----------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE               AS APPLICABLE)
                                ----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE    LEGG MASON PARTNERS VARIABLE    Seeks total return and a        Legg Mason Partners Fund
EQUITY TRUST(1)                 CAPITAL AND INCOME              combination of income and       Advisor, LLC (subadvised by
                                PORTFOLIO -- CLASS II           long- term capital              ClearBridge Advisors, LLC and
                                                                appreciation.                   Western Asset Management
                                                                                                Company)
                                ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT      STRATEGIC GROWTH PORTFOLIO --   Seeks capital appreciation.     Van Kampen Asset Management
TRUST                           CLASS II SHARES
                                ----------------------------------------------------------------------------------------------



                               (1)  Legg Mason executed a reorganization of
                                    its fund operations effective April 28,
                                    2007. As a result of this
                                    reorganization, Legg Mason Partners
                                    Variable Portfolios I, Inc. -- Legg
                                    Mason Partners Variable Total Return
                                    Portfolio merged into Legg Mason
                                    Partners Variable Equity Trust -- Legg
                                    Mason Partners Variable Capital and
                                    Income Portfolio.

Not all of these Portfolios may be available in all markets.


Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. SEE the prospectuses for the Portfolios for additional information.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable life insurance Policy. Such factors include:

    (1)  the investment objective of the Portfolio;

    (2)  the Portfolio's performance history;

    (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    (4)  the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:



        Eaton Vance Variable Trust:


        VT Floating-Rate Income Fund
        VT Worldwide Health Sciences Fund

    Evergreen Variable Annuity Trust:

        Evergreen VA Omega Fund -- Class 2


    GE Investment Funds, Inc.:



        Total Return Fund -- Class 1 Shares



    PIMCO Variable Insurance Trust:


        All Asset Portfolio -- Advisor Class Shares
        High Yield Portfolio -- Administrative Class Shares
        Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
        Total Return Portfolio -- Administrative Class Shares


    The Prudential Series Fund:


        Jennison Portfolio -- Class II
        Jennison 20/20 Portfolio -- Class II
        Natural Resources Portfolio -- Class II.

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios
II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS-Registered Trademark- Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Van Kampen Life Investment Trust. SEE the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


VOTING RIGHTS


As required by law, we will vote shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



Whenever a Fund calls a shareholder meeting, Owners with voting interest in a Portfolio will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.



We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.



This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to Subaccounts which invest in the Portfolios ("Beneficial Shareholders") to participate in the voting process.



Proportional voting does not require a predetermined number of votes for a quorum and if the majority Beneficial Shareholders do not participate in the voting process, a minority number of Beneficial Shareholders can determine the result.



Since the Portfolios generally may engaged in shared funding, other persons or entities besides us may vote shares of the Portfolios.


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account described in this prospectus and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities

Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

You may allocate some or all of your Net Premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the Policy. SEE the "Charges and Deductions" provision in this prospectus.

Each time you allocate Net Premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the assets in the Guarantee Account represented by that particular allocation.

The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. IF YOU ALLOCATE ASSETS TO THE GUARANTEE ACCOUNT, SUCH ASSETS WILL EARN INTEREST MONTHLY AT AN ANNUAL EFFECTIVE RATE OF AT LEAST 4%.

We will notify owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. SEE the "Transfers" provision in this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and assets allocated to the Guarantee Account participating in a Dollar Cost Averaging program. SEE the "Dollar Cost Averaging" provision of this prospectus. Dollar Cost Averaging may not be available to all classes of Policies. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Variable Life Service Center to determine the interest rate guarantee periods currently being offered.

CHARGES AND DEDUCTIONS

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

We currently deduct a 5% charge from each premium before placing the resulting Net Premium in the Subaccounts and/or the Guarantee Account. This charge is guaranteed not to exceed 7.5%. We currently do not deduct the maximum 7.5% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of another life insurance policy. This charge is generally used to cover taxes assessed by a state or other governmental agency as well as acquisition expenses.

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MONTHLY DEDUCTION

We take a monthly deduction on the Policy Date and each Monthly Anniversary Date from your Account Value. The monthly deduction for each Policy consists of:

    -  the cost of insurance charge (discussed below);

    -  the mortality and expense risk charge (discussed below);

    -  a current monthly policy charge of $5 ($8 per month maximum);

    -  a maximum monthly expense charge (discussed below);

    - any charges for additional benefits added by riders to the Policy (SEE the "Other Policy -- Information Supplemental Benefits" provision of this prospectus).

We will deduct the monthly deduction for the monthly charges and any riders elected from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions or if the amount of assets in any Subaccount and/or Guarantee Account you specified is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.

COST OF INSURANCE

The cost of insurance charge is a significant charge under your Policy because it is the primary charge for the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

For a joint and last survivor Policy, we determine the cost of insurance charge in a manner that reflects the anticipated mortality of both Insureds and the fact that the Death Benefit is not payable until the death of the last Insured.

We calculate the cost of insurance charge on each Monthly Anniversary Date based on your net amount at risk. (The net amount at risk is equal to your Death Benefit MINUS your Account Value.) The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial surrenders, Policy loans, changes to the face amount and to the Death Benefit option.

To determine your cost of insurance charge for a particular Policy month, we multiply your net amount at risk by the applicable cost of insurance rate. The Statement of Additional Information contains more information about how we calculate the cost of insurance charge.

The cost of insurance rate for an Insured is based on his or her age, gender, Policy duration and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting:

    - a male or female or unisex risk class (where appropriate under applicable law); and

    -  a nicotine use or no nicotine use risk class.

In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age nearest birthday at the start of the Policy year. For a joint and last survivor Policy, the maximum cost of insurance rates are based on the age(s) nearest birthday of both Insureds at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

                                       26
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We will deduct the cost of insurance charge as part of your monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount and/or Guarantee Account you specified is inadequate to pay the required charges, we will deduct the cost of insurance charge on a pro rata basis from all your assets in the Investment Options. The monthly deduction for the cost of insurance charges will end on the Policy Anniversary Date on which the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy reaches Attained Age 100.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct monthly a mortality and expense risk charge at an effective annual rate of 0.50% of the first $100,000 of unloaned assets in the Subaccounts (0.50% of the first $200,000 of unloaned assets in the Subaccounts for a joint and last survivor Policy). From Policy years 0 through 20, we also deduct a mortality and expense risk charge for unloaned assets in the Subaccounts above $100,000 (greater than $200,000 for a joint and last survivor Policy) at an annual effective rate of 0.10%. Beginning with Policy year 21, we do not deduct a mortality and expense risk charge for unloaned assets in the Subaccounts over $100,000 (greater than $200,000 for joint and last survivor Policy). We will not increase this charge for the duration of your Policy.

We will deduct the monthly mortality and expense risk charge as part of your monthly deduction from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets allocated to the Subaccounts.

The mortality risk we assume is the risk that Insured(s) may live for a shorter period of time than estimated, and therefore, a greater amount of Death Benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated, and therefore, will exceed the expense charge limits set by the Policies.

MONTHLY POLICY CHARGE

The monthly Policy charge helps to cover our administrative expenses incurred to issue and maintain your Policy. These expenses include record-keeping and reports to owners. The Policy charge is $5 per month. The guaranteed maximum Policy charge is $8 per month.

We will deduct the monthly Policy charge as part of your monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets you specified in any Subaccount and/or Guarantee Account is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.

MONTHLY EXPENSE CHARGE

We currently deduct a monthly expense charge of at least $0.11 per $1,000 of Base Specified Amount for the first 10 Policy years and the first 10 Policy years after each increase in Base Specified Amount. The monthly expense charge is based on the initial Base Specified Amount or the amount of the increase and varies by age(s), gender and risk class. The guaranteed maximum amount of this charge will not exceed $0.33 per $1,000 of Base Specified Amount. Base Specified Amounts attributable to any supplemental benefits are excluded.

We currently do not assess a monthly expense charge on any Modified Base Specified Amount. However, we reserve the right to assess a monthly expense charge on the Modified Base Specified Amount in the future. The guaranteed maximum amount of this charge will not exceed $0.33 per $1,000 of Modified Base Specified Amount and if assessed, will be charged until the Insured, (or the younger Insured in a joint and last survivor Policy), reaches Attained Age 100. The monthly expense charge is based on the initial Modified Base Specified Amount or the amount of the increase in Modified Base Specified Amount and varies by age(s), gender and risk class. Modified Base Specified Amounts attributable to any supplemental benefits are excluded.

We will deduct the monthly expense charge as part of the monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions or if the amount of assets you specified in any Subaccount

                                       27
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and/or Guarantee Account is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets allocated to the Investment Options.

We assess this charge to help cover expenses incurred with underwriting, marketing and distributing Policies.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. This surrender charge is also called a "deferred sales load." The charge compensates us for expenses incurred in issuing the Policy, and face amount increases, and for the recovery of acquisition costs. The maximum surrender charge we will assess is $32.00 per $1,000 of Specified Amount. We calculate the surrender charge by multiplying a factor by the lowest Specified Amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) and risk class of the Insured. For a joint and last survivor Policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first 5 Policy years and then decreases each Policy month over the next 5 Policy years until the charge reaches $0.

If you increase the Specified Amount (other than as a result of a change in Death Benefit option), you may also be subject to a surrender charge. When you request an increase in Specified Amount, we take into consideration the age and gender (if applicable) and risk class of the Insured (or both Insureds if a joint and last survivor Policy) at the time of issue for determining the additional amount of monthly expense charges and surrender charges due to the increase in Specified Amount. However, we take into consideration the age and risk class of the Insured (or both Insureds if a joint and last survivor Policy) at the time of the requested increase in Specified Amount when determining any increase in cost of insurance charges due to the increase in Specified Amount.

If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit options), you will also incur a surrender charge. We will deduct this charge from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets you specified in any Subaccount and/or Guarantee Account is inadequate to pay the required charges, we will deduct the surrender charge on a pro rata basis from all your assets in the Investment Options. The amount of the surrender charge will be based:

    (1) first upon any surrender charge in effect for the most recent increase in Specified Amount;

    (2) then upon any surrender charge in effect for the next most recent increases in Specified Amount in succession; and

    (3) finally upon the surrender charge in effect for the original Specified Amount.

We disclose the surrender charges on the data pages of your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

We do not assess a surrender charge for partial surrenders.

PARTIAL SURRENDER PROCESSING FEE

We currently do not assess a processing fee for partial surrenders. However, we reserve the right to deduct a partial surrender processing fee in the future. The fee will not exceed the lesser of $25 or 2% of the amount surrendered.

OTHER CHARGES

Upon written request, we will provide a projection of illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $20 for each transfer after the 12th transfer in a calendar year. We currently do not assess a transfer charge.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. The Statement of Additional Information contains additional information about these reductions including the bases upon which such reductions will be given.

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THE POLICY

The Policy is a flexible premium single life and joint and last survivor variable life insurance policy. We may issue the Policy either on the life of a single Insured or the lives of two Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your financial representative must submit it to us at our Variable Life Service Center. You also must pay an initial premium of a sufficient amount. SEE the "Premiums" provision of this prospectus. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. SEE the "Allocating Premiums" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy on a single Insured basis covering an Insured up to age 85 and on a joint and last survivor basis covering Insureds from age 20 up to age 85. Evidence of insurability must satisfy our underwriting requirements. Required evidence of insurability may include, among other things, a medical examination of the Insured(s). We may, in our sole discretion, issue a Policy covering an Insured over age 85. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If we do not receive the full first premium with your application, the insurance will become effective on the Valuation Day that we receive your full premium and we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If full premium is accepted with the application, the Temporary Insurance Application and Agreement must be completed, signed and returned to us with the application and you should keep a copy. The Temporary Insurance Application and Agreement guidelines limit availability of temporary insurance to proposed Insured(s) between the ages of 20 years and 70 years and who answer "No" to all questions on the Temporary Insurance Application and Agreement.

Temporary insurance begins on the date the Temporary Insurance Application and Agreement is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:

    (1)  the date you withdraw the application;

    (2) 45 days after the date of the Temporary Insurance Agreement if we have not received a properly completed and signed Application -- Part II -- Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

    (3) the date we send notice to you at the address shown on the Application that we have declined to issue the Policy; and

    (4)  90 days after the date of the Temporary Insurance Agreement.

Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER

"You" or "your" refers to the owner. You may also name contingent owners. You have rights in the Policy during the Insured's lifetime under a single life Policy and during the lifetimes of both Insureds under a joint and last survivor Policy. If you die before an Insured and there is no contingent owner, ownership will pass to your estate.

We will treat joint owners as having equal undivided interests in the Policy. All owners must exercise any ownership rights in the Policy together. If the last surviving joint owner dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy and there is no contingent owner, ownership will pass to your estate.

BENEFICIARY

You designate the primary beneficiary(ies) and contingent beneficiary(ies) when you apply for the Policy. You may name one or more primary beneficiary(ies) or contingent beneficiary(ies). We will pay the Death Benefit proceeds to the surviving primary beneficiary(ies), if any, (or surviving contingent

                                       29
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beneficiary(ies) if there are no surviving primary beneficiary(ies)), in equal shares, unless you request otherwise.

Unless an Optional Payment Plan is chosen, we will pay the Death Benefit proceeds in a lump sum to the primary beneficiary(ies). If the primary beneficiary(ies) dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy, we will pay the Death Benefit proceeds to the contingent beneficiary(ies). If there are no surviving beneficiary(ies) we will pay the Death Benefit proceeds to you or your estate.

CHANGING THE OWNER OR BENEFICIARY(IES)

During an Insured's life, you may change the owner. You may change the beneficiary(ies) during an Insured's life, unless the beneficiary(ies) was designated as an irrevocable beneficiary(ies). To make this change, please write our Variable Life Service Center. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request. If undated, the change will take effect the first business day received at our Variable Life Service Center. The change will be subject to any payment we make before we record the change. Changing the owner may have adverse tax consequences.

CANCELING A POLICY

You may cancel your Policy during the "free-look period" by returning it to your registered representative or to us at our Variable Life Service Center. The free-look period expires 10 days after you receive the Policy. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, MINUS any partial surrenders or unpaid loans taken, or other amounts as required under New York law.

PREMIUMS

GENERAL

The premium sufficient to fund a Policy depends on a number of factors, such as the age, gender (where applicable), and risk class of a proposed Insured(s), the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. The minimum initial premium is the amount required to issue the Policy. The minimum amount required to issue the Policy is dependent upon a number of factors including the amount of insurance requested, the age, gender (if applicable) and risk factors of the Insured (or Insureds if a joint and last survivor Policy). The minimum Base Specified Amount is $100,000 under a single life Policy and $200,000 under a joint and last survivor Policy. SEE the "Fee Tables" provision of this prospectus for additional information on fees and charges associated with this Policy. The minimum subsequent premium is $50. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application or on the date we receive your payment. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Variable Life Service Center. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

When you apply for the Policy, you will choose one of two alternative tests to evaluate whether your Policy qualifies as life insurance under the Code. The tests are the Guideline Premium Test and the Cash Value Accumulation Test. If you choose the Guideline Premium Test, the total premiums you pay may not exceed the guideline premium limitation for life insurance set forth in the Code as shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. If you choose the Cash Value Accumulation Test, the terms of the Policy require that the Death Benefit equal at least a factor (set forth in the Policy, and which is dependent upon the age of the Insured(s)) multiplied by your Account Value. Once selected, the life insurance test cannot change. You should consult a tax adviser before making your test selection.

For your convenience, we will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code. SEE the "Tax Considerations" provision of this prospectus. We reserve the right to limit the number and amount of any unscheduled premium payments.

                                       30
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Your Policy will enter the grace period if, on the Monthly Anniversary Date, the
Surrender Value of your Policy is insufficient to cover the Monthly Deduction. You will need to make additional premium payment(s) to prevent your Policy from terminating. However, so long as the Net Total Premium is at least equal to the Continuation Amount, your Policy will not lapse during the Continuation Period, even if the Surrender Value is insufficient to cover the Monthly Deduction. SEE the "Termination -- Premium to Prevent Termination" provision of this prospectus.

TAX-FREE EXCHANGES (1035 EXCHANGES)

We will accept money from another policy as part of your initial premium, if that policy qualifies for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

CERTAIN INTERNAL EXCHANGES


If you replace an existing Genworth Life Insurance Company of New York (or one of our affiliated companies) fixed permanent life insurance policy with this Policy, we may waive some or all of any applicable surrender charge on the fixed permanent life insurance policy, provided that:


    (1) the fixed permanent life insurance policy has a positive Surrender Value at the time of the exchange; and

    (2) the entire account value in the fixed permanent life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to 0.05 multiplied by the Account Value.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Variable Life Service Center. Any change will be effective upon our receipt of the instructions. Depending on your Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. SEE the "Changing the Specified Amount" provision of this prospectus.

MINIMUM PREMIUM PAYMENT

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $50; you may have to pay a higher amount to keep the Policy in force. SEE the "Termination -- Premium to Prevent Termination" provision of this prospectus.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Subaccount and/or the Guarantee Account. You may only direct your Net Premiums and assets to 10 Subaccounts plus the Guarantee Account at any given time. You can change the future allocation percentages at any time by writing or calling our Variable Life Service Center (allocation percentages and how allocations are received are subject to certain limitations). The change will apply to all premiums we receive with or after we receive your instructions. Each Net Premium allocation percentage must be a whole number totaling 100%.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. At Policy issue, we will then allocate your initial Net Premium and any Net Premium received within 15 days after the Policy Date to the Subaccount investing in the GE Investments

                                       31
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Funds, Inc. -- Money Market Fund ("Money Market Subaccount"). The entire Account
Value will remain in the Money Market Subaccount for 15 days after which such assets will be transferred on the next Valuation Day to the Investment Option(s) in accordance with your allocation instructions received on your application.
Any Net Premium received after 15 days from the Policy Date will be allocated to the Investment Option(s) on the Valuation Day the premium is received.

HOW YOUR ACCOUNT VALUE VARIES

ACCOUNT VALUE

Your Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account and the amount held in the General Account to secure Policy Debt. We determine the Account Value first on your Policy Date (or on the date we receive your initial premium at our Variable Life Service Center, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York Stock Exchange is closed for trading. Your Account Value will vary to reflect the performance of the Subaccounts and interest credited under the Guarantee Account to which you have allocated assets and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, and Policy Debt repayments. YOUR ACCOUNT VALUE MAY BE MORE OR LESS THAN THE PREMIUMS YOU PAID AND YOU BEAR THE INVESTMENT RISK WITH RESPECT TO THE AMOUNTS ALLOCATED TO THE SUBACCOUNTS.

SURRENDER VALUE

The Surrender Value on any Valuation Day is the Account Value reduced by:

    (1) any surrender charge that we would deduct if you surrendered the Policy that day; and

    (2)  any Policy Debt.

SUBACCOUNT VALUES

On any Valuation Day, the value of a Subaccount equals the number of units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to a Subaccount, either by Net Premium allocation, transfer of assets, transfer of Policy Debt, loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Unit Value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount Unit Value next determined after our receipt of your Net Premium, transfer, or loan repayment (as the case may be).

The value of a Subaccount unit may increase or decrease to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine a Subaccount's Unit Value by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of Separate Account charges.

Though the number of units will not change as a result of investment experience, the value of a unit may increase or decrease from Valuation Period to Valuation Period.

For more information, SEE the Statement of Additional Information.

TRANSFERS

GENERAL

Owners may not make any transfers during the first 15 days proceeding the Policy Date. After the first 15 days proceeding the Policy Date, owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day subject to certain conditions that are stated below. Owners may not, however, transfer assets allocated to the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Variable Life Service Center. There may be limitations placed on multiple

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requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. SEE the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The limited amount will not be less than any accrued interest on an allocation to the Guarantee Account PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (SEE the "Dollar Cost Averaging" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

Owners may not make any transfers during the first 15 days proceeding the Policy Date. After the first 15 days proceeding the Policy Date, all owners may submit 12 Subaccount transfers each calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, I.E., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Variable Life Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $20 per transfer after the 12th transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (I.E., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. SEE the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. SEE the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

    (1)  a Dollar Cost Averaging program;

    (2)  a Portfolio Rebalancing program;

    (3)  the terms of an approved Fund substitution or Fund liquidation; or

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    (4)  a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

    (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests;

    (2)  the transfer would adversely affect Unit Values; or

    (3) you attempt to make a transfer while the Policy is in the grace period and there is no Account Value.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling our Variable Life Service Center. Transactions that can be conducted over the telephone include, but are not limited to:

    (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

    (2)  Dollar Cost Averaging; and

    (3)  Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

    (1) requiring you or a third party to provide some form of personal identification before we act on the telephone instructions;

    (2) confirming the telephone transaction in writing to you or a third party you authorized; and/or

    (3)  tape recording telephone instructions.

We reserve the right to limit or prohibit telephone transactions.

We will delay making a payment or processing a transfer request if:

    (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

    (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

    (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

    (4)  the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Account Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's, or your registered

                                       34
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representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Variable Life Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of those Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of the owner in a number of circumstances, which include but are not limited to:

    (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

    (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; or

    (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

    (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

    (2)  passwords and encrypted information;

    (3)  additional owner verification when appropriate; and

    (4)  recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Account Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invests. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the Policies (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing"

                                       35
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strategies (in particular, "time-zone" arbitrage) that rely on "same-day"
processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Unit Values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the Policy level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your Policy.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the Policy owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the Unit Value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

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We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

    (1)  completing a Dollar Cost Averaging agreement; or

    (2)  calling our Variable Life Service Center.

To use the Dollar Cost Averaging program, you must transfer at least $100 from the Subaccount investing in the GE Investment Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. SEE the "Premiums -- Allocating Premiums" provision of this prospectus for a description of when this occurs.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the Policies. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not considered a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year via telephone or facsimile. We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your premium among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Variable Life Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue Portfolio Rebalancing.

There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under

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this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose in a calendar year via telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss. Assets allocated to the Guarantee Account may not be used for Portfolio Rebalancing.

DEATH BENEFIT

As long as the Policy remains in force, we will pay the Death Benefit proceeds upon receipt by our Variable Life Service Center of satisfactory proof of the Insured's death (last surviving Insured for a joint and last survivor Policy). SEE the "Requesting Payments" provision of this prospectus. We will pay the Death Benefit proceeds to the named beneficiary(ies).

AMOUNT OF DEATH BENEFIT PAYABLE

The amount of Death Benefit payable equals:

    - the Death Benefit proceeds determined under the Death Benefit option in effect on the date of death of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy;

    -  PLUS any supplemental Death Benefit provided by rider;

    -  MINUS any Policy Debt on that date; and

    - MINUS the premium that would have been required to keep the Policy in force if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the Death Benefit payable. SEE the "Incontestability," the "Misstatement of Age or Gender" and the "Suicide" provisions of this prospectus.

The minimum Specified Amount is $100,000 under a single life Policy and $200,000 under a joint and last survivor Policy.

DEATH BENEFIT OPTIONS

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Code. At the time of application, you must choose either the Cash Value Accumulation Test or the Guideline Premium Test. Once chosen, the tax qualification test cannot be changed. For each tax qualification test, there are three Death Benefit options available under the Policy. The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the minimum Death Benefit resulting from the chosen tax qualification test. The Statement of Additional Information contains more information about how we determine the Death Benefit.

For any Death Benefit option, the calculation of the minimum Death Benefit is shown in the Policy. The minimum Death Benefit generally is the lowest Death Benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

For an Insured under a single life Policy or either Insured under a joint and last survivor Policy where the Attained Age of the Insured is less than 100, the Death Benefit is set forth below.

    - Under Option A, the Death Benefit is the Specified Amount PLUS the Account Value.

    -  Under Option B, the Death Benefit is the Specified Amount.

    -  Under Option C, the Death Benefit is:

      -  the greater of Specified Amount; or

      -  the Specified Amount; PLUS

        - the sum of all premium paid before Attained Age 75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, all premium paid under the old policy); MINUS

        - any partial surrender of premium and charges for supplemental non-qualified benefits as defined in the Code; MINUS

        -  the charges for supplemental benefits, other than those specified in
           Section 7702(f)(5)(A) of the Code; MINUS

        -  all partial surrenders.

Under Options A, B and C for Attained Age 100 and older, the Death Benefit is the Account Value multiplied by 101%.

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Under all options, we determine the Specified Amount and the Account Value on the Valuation Day of the death of the Insured under a single life Policy and of the last Insured under a joint and last survivor Policy.

Under Death Benefit Option A, the Death Benefit proceeds will vary directly with the investment performance of the Portfolios. Under Death Benefit Option B, the Death Benefit proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount. Under Death Benefit Option C, the Death Benefit will vary directly with premium payments.

CHANGING THE DEATH BENEFIT OPTION

You select the Death Benefit option when you apply for the Policy. However, you may change your Death Benefit option if you elected Option A or Option B at any time by writing to our Variable Life Service Center. If you elected Option C, you may not change your Death Benefit option. The effective date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. We will adjust the Specified Amount on the effective date of the change in Death Benefit option to ensure the Death Benefit after the change equals the Death Benefit before the change. A change in the Death Benefit option will affect the cost of insurance charges. A change in the Death Benefit may have Federal tax consequences. SEE the "Tax Considerations" provision of this prospectus, as well as the Statement of Additional Information for more information.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send your written request and the Policy to our Variable Life Service Center. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from the Account Value and refund that amount to you so that the Policy will continue to meet the requirements as a life insurance Policy under the Code. We will withdraw the assets that we refund from each Investment Option on a pro rata basis.

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy month following the increase.

An increase in the Specified Amount will increase the Continuation Amounts and may result in a surrender charge.

A change in your Specified Amount may have Federal tax consequences. SEE the "Tax Considerations" provision of this prospectus.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies under a single life Policy or the last Insured dies under a joint and last survivor Policy. The Policy will terminate on the Valuation Day we receive your request at our Variable Life Service Center. You will not be able to reinstate the Policy.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 10 Policy years or within 10 years of an increase in Specified Amount. SEE the "Surrender

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Charge" provision of this prospectus. A surrender may have adverse tax consequences. SEE the "Tax Considerations" provision in this prospectus.

PARTIAL SURRENDERS

You may take partial surrenders beginning in the first Policy year if you elect Death Benefit Option A or Death Benefit Option C. If you elected Death Benefit Option B, you may take partial surrenders only after the first Policy year. The minimum partial surrender amount is $200. The maximum partial surrender amount is the lesser of:

    (i)   the Surrender Value MINUS $200; or

    (ii)  the available loan amount.

We reserve the right to assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered. We currently do not assess a processing fee. SEE the "Charges and Deductions -- Partial Surrender Processing Fee" provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender adjusted for any processing fee, if assessed.

When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions, we will deduct the partial surrender on a pro-rata basis from among the Investment Options in which you have allocated assets.

New York State law requires that we reserve the right to defer payments from the Guarantee Account and/or the General Account for a partial or total surrender for up to six months from the date we receive your request for payment.
EFFECT OF PARTIAL SURRENDERS

A partial surrender will reduce both the Account Value and the Death Benefit proceeds by the amount of the partial surrender. A partial surrender may have Federal tax consequences. SEE the "Tax Considerations" provision of this prospectus, as well as the Statement of Additional Information, for additional information.

LOANS

GENERAL

You may borrow up to 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan; less any outstanding Policy Debt.

The minimum Policy loan is $500. You may request a Policy loan by writing to our Variable Life Service Center.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account and the Guarantee Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make the transfer on a pro-rata basis from each Investment Option in which you have invested. We will credit interest at an annualized effective rate of at least 4% on that collateral.

During the first five Policy years, we currently credit interest at an annualized effective rate of 4.25% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.40% on outstanding Policy Debt. After the fifth Policy year, we currently credit interest at an annualized effective rate of 4.00% on collateral and charge interest daily at an annualized effective rate of 4.00% on outstanding Policy Debt, essentially providing a Policy loan without a net interest charge. We may, in our sole discretion, change this practice in the future.

We transfer Account Value equal to the amount of the loan into a Loan Account. You will receive an interest credit based on your Policy year. Rates may vary based on the timing of your loan:

                                          YEARS 1-5  YEARS 6 AND AFTER
----------------------------------------------------------------------
Current Interest Charged                    4.40%          4.00%
Current Interest Credited                   4.25%          4.00%
----------------------------------------------------------------------
NET COST                                    0.15%          0.00%
----------------------------------------------------------------------

                                          YEARS 1-10  YEARS 11 AND AFTER
------------------------------------------------------------------------
Guaranteed Interest Charged                  4.40%           4.00%
Guaranteed Interest Credited                 4.00%           4.00%
------------------------------------------------------------------------
NET COST                                     0.40%           0.00%
------------------------------------------------------------------------

LOANS WILL REDUCE THE ACCOUNT VALUE, THE SURRENDER VALUE AND THE DEATH BENEFIT PROCEEDS AND MAY CAUSE THE POLICY TO LAPSE IF NOT REPAID.

Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while an Insured is living and the Policy is in effect. We will treat any unscheduled premium payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt, unless otherwise instructed. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. SEE the "Premiums" provision of this prospectus.

When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

You must send loan repayments to our Variable Life Service Center. We will credit the repayments as of the Valuation Day we receive them at our Variable Life Service Center.

EFFECT OF POLICY LOANS

A Policy loan impacts the Policy, because we reduce the Death Benefit proceeds and Surrender Value under the Policy by the amount of any outstanding loan PLUS interest you owe on the loan. Repaying the loan causes the Death Benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate Account as collateral will affect the Account Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. The tax consequences associated with loans with minimal or no difference between the amount of interest credited and the amount of interest charged, such as are available under the Policy, are less clear and a tax adviser should be consulted about such loans. A Policy loan may also have possible adverse tax consequences. SEE the "Tax Considerations" provision of this prospectus and the Statement of Additional Information.

We will notify you if the sum of your loans PLUS any interest you owe on the loans is more than the Account Value, less applicable surrender charges; or if during the Continuation Period, the sum of your loans PLUS any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

TERMINATION

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction, a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.

However, so long as the Net Total Premium is at least equal to the Continuation Amount, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

GRACE PERIOD

If the Insured under a single life Policy or both Insureds under a joint and last survivor Policy should die during the grace period before you pay the required premium, the Death Benefit proceeds will still be payable to the beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. If the Policy terminates, the Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. SEE the Statement of Additional

Information for more information about the grace period.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of the necessary premium and submission of satisfactory evidence of insurability. SEE your Policy and the Statement of Additional Information for further information.

REQUESTING PAYMENTS

You may send your written requests for payment to our Variable Life Service Center or give them to one of our authorized agents for submission to our Variable Life Service Center. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt of your written request at our Variable Life Service Center of all the documents required for such payment. Other than the Death Benefit proceeds, the amount we pay is as of the end of the Valuation Period during which our Variable Life Service Center receives all required documents. Death Benefit proceeds are determined as of the Valuation Day (or the next Valuation Day if death occurs on a non-Valuation Day) of the Insured's death under a single life Policy or the last surviving Insured's death under a joint and last survivor Policy. We may pay the Death Benefit proceeds in a lump sum or under an Optional Payment Plan. SEE the "Optional Payment Plans" provision of this prospectus and the Statement of Additional Information.

In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

    (1)  to your designated beneficiary(ies) directly in the form of a check; or

    (2) by establishing an interest bearing account called the "Secure Access Account" for the designated beneficiary(ies) in the amount of Death Benefit proceeds payable.

When establishing the Secure Access Account we will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account.

Any Death Benefit proceeds that we pay in a lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit proceeds by any benefits added by rider.

We may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.

New York State law requires that we reserve the right to defer payments from the Guarantee Account and the General Account for a partial surrender, surrender or payment of the Death Benefit proceeds for up to six months from the date we receive your request for payment.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any transfers, requests for surrenders, partial surrenders, loans or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

TAX CONSIDERATIONS

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of the tax rules and regulations to your individual situation.

TAX STATUS OF THE POLICY


Federal income tax law generally grants favorable treatment to life insurance; the proceeds paid on the death of the Insured, or the death of last surviving Insured for a joint and last survivor Policy, are generally excluded from the gross income of the beneficiary(ies), and the owner is not taxed on increases in the Account Value unless amounts are distributed (or are deemed to be distributed) while the Insured, or last Insured for a joint and last survivor Policy is alive. The Policy is designed to comply with one of two alternative tests under the tax laws.


For Policies designed to comply with the tax law's Guideline Premium Test, favorable tax treatment will apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and survivor Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, it is possible that a joint and last survivor Policy may exceed the applicable limits particularly if you pay the full amount of premiums permitted under the Policy. We may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

For Policies designed to comply with the tax law's Cash Value Accumulation Test, the Policy's terms define a minimum Death Benefit that is different than that imposed by the Guideline Premium Test. There is also uncertainty regarding the application of this test to the joint and last survivor Policy, and it is possible that a joint and last survivor Policy could fail to satisfy the Cash Value Accumulation Test. As necessary to ensure compliance, we may need to amend this Policy, E.G., to generally provide higher Death Benefit factors.

Regardless of the tax compliance test selected, two other requirements must be met for your Policy to receive favorable tax treatment as life insurance:

    - the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

    -  your right to choose particular investments for a Policy must be limited.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Portfolios, we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policy, we believe that the owner of a Policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Policy to bring it in conformity with applicable standards should such modifications be necessary to prevent an owner of the Policy from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

We do not know what limits may be set forth in any additional guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without your consent to attempt to prevent the tax law from considering you as an owner of a portion of the assets of the Separate Account.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES -- GENERAL

DEATH BENEFIT PROCEEDS AND ACCOUNT VALUE INCREASES. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

    - Death Benefit proceeds are excludable from the gross income of the beneficiary(ies);

    - you are not taxed on increases in the Account Value unless amounts are distributed (or deemed distributed) from the Policy while the Insured, or last surviving Insured, is alive;

    - the taxation of amounts distributed (or deemed distributed) while the Insured(s) is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract" is defined in the section entitled "Definition of a Modified Endowment Contract" located in the "Special Rules for Modified Endowment Contracts" provision of this prospectus.


If the Insured survives (or the last surviving Insured for a joint and last survivor Policy) beyond age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Your "investment in the contract" generally equals the total of the premiums paid for your Policy PLUS the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy to the extent such amounts were excludable from your income. Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.


PARTIAL AND FULL SURRENDERS. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract."

LOANS. If your Policy is not a modified endowment contract, the tax treatment of a loan received under the Policy is uncertain. You should consult a tax adviser as to the tax treatment of such loans.

SPECIAL RULES FOR MODIFIED ENDOWMENT CONTRACTS


DEFINITION OF A "MODIFIED ENDOWMENT CONTRACT." A modified endowment contract is a life insurance policy that is treated as a "modified endowment contract" within the meaning of Section 7702A of the Code. Modified endowment contracts are taxed less advantageously upon receipt of partial surrenders, full surrenders and loans than traditional life insurance policies, and taxable amounts may be subject to a 10% penalty tax. Special rules apply to a Policy classified as a modified endowment contract. A Policy will be classified as a modified endowment contract if either of the following is true:


    - if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test; or

    - if the Policy is received in exchange for another policy that is a modified endowment contract.

If there is a reduction of benefits during the first seven years under a single life Policy, for example, as a result of a withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face value. There are special considerations in applying the 7-pay test to a joint and last survivor Policy. If there is a reduction in benefits under a joint and last survivor Policy at any time, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the benefits or terms of either a single or joint and last survivor Policy, then the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums generally are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy years.

To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

TAX TREATMENT OF MODIFIED ENDOWMENT CONTRACTS. If a Policy is classified as a modified endowment contract, the following special rules apply:

    - a partial surrender will be taxable to you to the extent that your Account Value exceeds your investment in the Policy;

    - a loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

    (1)  after you reach age 59 1/2;

    (2)  because you have become disabled, within the meaning of the tax law; or

    (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

SPECIAL RULES IF YOU OWN MORE THAN ONE MODIFIED ENDOWMENT CONTRACT. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

INTERPRETATIVE ISSUES. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions, including loans, from your Policy.

BUSINESS USES OF A POLICY

Businesses can use the Policies in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

1035 EXCHANGES


The exchange of one life insurance policy for another life insurance policy generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, the insured under the new policy must be the same as the insured under the exchanged policy. Thus, for example, where this Policy is issued covering more than one Insured, the other life insurance policy involved in the exchange generally must also cover the same two Insureds. Also, the exercise of the option to split the joint and last survivor version of the Policy into two separate life insurance policies may result in the taxation of the Policy as if there were a full surrender.


TAX SHELTER REGULATIONS

Prospective owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

MATURITY VALUE

In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received PLUS Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates.

SPECIAL RULE FOR CERTAIN CASH DISTRIBUTIONS IN THE FIRST 15 POLICY YEARS


During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit proceeds (E.G., as a result of a partial withdrawal or if there otherwise is a decrease in the Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."


LOANS


If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured for a joint and last survivor Policy) is alive, you will be taxed on the amount (if any) by which the Policy Debt PLUS any amount received on the termination exceeds your investment in the contract for the Policy.


Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

LOSS OF INTEREST DEDUCTION WHERE POLICIES ARE HELD BY OR FOR THE BENEFIT OF CORPORATIONS, TRUSTS, ETC.

If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary(ies) of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:

    -  a 20% owner of the entity; or

    - an officer, director, or employee of the trade or business, at the time first covered by the Policy.

This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be a beneficiary(ies) under a Policy, should consult a tax adviser.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.

OTHER CONSIDERATIONS AND CHANGES IN THE LAW

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. This prospectus does not address those issues.

The discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

SALE OF THE POLICIES


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the Policies. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the Policies, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


Capital Brokerage Corporation offers the Policies through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at HTTP://WWW.NASDR.COM or by calling
800.289.9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.


Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the Policies by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. In the first Policy year, the maximum commission we may pay is 115% of the first year target premium (based on age, gender, Specified Amount, risk class and other factors). In renewal years, the maximum commission we may pay is 11% of second year target premium paid, 5% of target premium paid in renewal years 3-10 and 3% of all renewal premium paid in years 11 and later.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the Policies), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your Policy is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the Policy. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 5.85% of the first year target premium.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 81% of the first year target premium is paid to the selling firm. In renewal years, we will pay to selling firms a maximum commission of 9% of second year target premium paid, 3% of target premium paid in renewal years 3-10 and 2% of all renewal premium paid in years 11 and later. The exact amount of commission paid to the registered representative who sold you your Policy is determined by the brokerage firm for whom the representative is employed.

All selling firms receive commissions as described above based on the sale and receipt of premium on the Policy. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a Policy is 28.15% of first-year target premium received. In renewal years, we pay 2.0% of target premium in renewal years 2-10 and 1.0% of all renewal premium paid in years 11 and later. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the Policy. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and therefore such commissions stated above reflect situations where we pay a higher commission for a short period of time for a special promotion.

Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value, but indirectly through fees and charges imposed under the Policies.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the Policy do not vary because of such payments to or from such selling firms. Life insurance policies, such as this Policy, may have varied expenses, but such expenses are based on the underwriting criteria listed in the Policy and in this prospectus. Such factors include, but are not limited to: age, gender, the requested Specified Amount and the risk class of the Insured(s).

Even though your Policy costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Policies.


During 2006, 2005 and 2004, $36,017, $73,067 and $48,477, respectively was paid to Capital Brokerage Corporation for the sale of the Policies in the Separate Account and on any new premium received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation.


OTHER POLICY INFORMATION

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (SEE "Requesting Payments" provision of this prospectus):

    -  Income for a Fixed Period;

    -  Life Income;

    -  Income of a Definite Amount;

    -  Interest Income; and

    -  Joint Life and Last Survivor Income.

These options are described in the Statement of Additional Information.

You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. SEE the "Tax Treatment of Policies" provision of this prospectus. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured's (or last Insured's) death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The limitations on our right to contest the Policy are described in the Statement of Additional Information.

SUICIDE EXCLUSION

Our obligations in the event an Insured commits suicide are described in the Statement of Additional Information.

MISSTATEMENT OF AGE OR GENDER

We will adjust the Death Benefit proceeds if you misstate an Insured's age or gender in your application.

WRITTEN NOTICE

You should send any written notice to us at our Variable Life Service Center at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured for a single life Policy or each Insured for a joint and last survivor Policy. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST

If you name a trust as the owner or beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary:

    - to assure compliance at all times with the definition of life insurance prescribed by the Code;

    - to make the Policy, our operations, or the operation of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

    - to reflect a change in the operation of the Separate Account, if allowed by the Policy and applicable regulations.

Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account, the Guarantee Account and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

    -  the Specified Amount;

    -  the Account Value;

    -  the value in each Investment Option;

    -  the Surrender Value;

    -  the Policy Debt; and

    -  the premiums paid and charges made during the Policy year.

We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums, if you take out a Policy loan, make transfers or take partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL BENEFITS

There are several supplemental benefits that may be added to a single life Policy, as well as a joint and last survivor Policy. These benefits may not be available in all markets.

All riders are available at the time the Policy is issued or any time thereafter except the Four Year Term Rider which is only available at issue. Riders may be canceled at any time by notifying us in writing at our Variable Life Service Center.

We will deduct monthly charges from your Account Value as part of the monthly deduction for the benefits described below except for the Policy Split Option Rider, for which there is no charge. SEE the "Charges and Deductions -- Monthly Deduction" provision of this prospectus.

Additional rules and limits apply to these supplemental benefits. Please ask your financial representative for further information and individual illustrations or contact our Variable Life Service Center.

RIDERS AVAILABLE ON SINGLE LIFE POLICIES ONLY:

ACCIDENTAL DEATH BENEFIT RIDER. This rider provides an additional Death Benefit should the Insured's death occur as a result of an accident (as defined by the rider). Amounts provided by this benefit are in addition to the Specified Amount of the base Policy. The Specified Amount of the rider can be from $5,000 to $200,000, but may not exceed the Specified Amount of the base Policy. The maximum monthly charge is $0.19 per $1,000 of Specified Amount but ends at Attained Age 70 when this rider expires.

WAIVER OF MONTHLY DEDUCTION RIDER. In the event of total disability, this rider provides premium payments for the Policy. The rider is available for issue ages 15-60 (rating restrictions may apply). The amount of premium benefit equals the maximum monthly deduction required to keep the Policy in force. Coverage under this rider ends on the Policy anniversary nearest the Insured's 65th birthday unless the Insured has been continuously disabled for the previous five years. The maximum cost of the rider is 38.24% of the total monthly cost of insurance charges, including rider cost of insurance.

RIDERS AVAILABLE ON JOINT AND LAST SURVIVOR LIFE POLICIES ONLY

FOUR YEAR TERM RIDER. This rider provides term insurance coverage on the Insured that dies last. The four year term rider will use the same current and guaranteed cost of insurance rates that are used on the base Policy.

POLICY SPLIT OPTION RIDER. This rider allows the owner to split a Policy into two individual Policies in the event of a divorce or a substantial change in estate tax law. The maximum Death Benefit available on either Insured is equal to one-half of the base Policy Specified Amount. There is no charge for this rider, but evidence of insurability is required when the split is requested. SEE the "Tax Considerations -- 1035 Exchanges" provision of this prospectus.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing at our Variable Life Service Center on the appropriate form if you assign the Policy. Any payments we make before we receive notice of the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the beneficiary(ies).

An assignment may have adverse tax consequences. SEE the "Tax Considerations" provision.

REINSURANCE

We may reinsure a portion of the risks assumed under the policies.

LEGAL PROCEEDINGS


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.



Recently, the insurance industry has become the focus of increased scutiny by regulatory and law enforcement authorities concerning certain practices within the unsurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.



We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.



Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.



Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.


FINANCIAL STATEMENTS

We have included the financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

DEFINITIONS

The following terms are used throughout the prospectus:

ACCOUNT VALUE -- The total amount of assets allocated to each Subaccount and assets in the General Account.

ATTAINED AGE -- The Insured's age on the Policy Date PLUS the number of full years since the Policy Date.

BASE SPECIFIED AMOUNT -- A designated portion of the Specified Amount of insurance coverage that you elect on the application.

CODE -- The Internal Revenue Code of 1986, as amended.


COMPANY -- Genworth Life Insurance Company of New York.


CONTINUATION AMOUNT -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

CONTINUATION PERIOD -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy months that the Policy has been in force.

DEATH BENEFIT -- The amount determined under the death benefit option in effect as of the date of death of the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy.

FUND -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

INSURED(S) -- The person(s) upon whose life is insured under the Policy.

INVESTMENT OPTIONS -- The Guarantee Account and the Subaccounts.

MODIFIED BASE SPECIFIED AMOUNT -- A designated portion of the Specified Amount of insurance coverage that you elect on the application.

MONTHLY ANNIVERSARY DATE -- The same date in each month as the Policy Date.

NET PREMIUM -- The portion of each premium you allocate to one or more Investment Options. It is equal to the premium paid times the Net Premium Factor.

NET PREMIUM FACTOR -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

NET TOTAL PREMIUM -- On any date, Net Total Premium equals the total of all premiums paid to that date MINUS (a) divided by (b), where:

    (a) is any outstanding Policy Debt, PLUS the sum of any partial surrenders to date; and

    (b)  is the Net Premium Factor.

OPTIONAL PAYMENT PLAN -- A plan under which any part of Death Benefit proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your beneficiary(ies).

PLANNED PERIODIC PREMIUM -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

POLICY -- The Policy and application(s), including any riders, and endorsements.

POLICY DATE -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

POLICY DEBT -- The amount of outstanding loans PLUS any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured under a single life Policy and the last surviving insured under a joint and last survivor Policy or at the time of surrender.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolio's may be available in all markets.


SEPARATE ACCOUNT -- Genworth Life of New York VL Separate Account 1, a segregated asset account of the Company to which you allocate Net Premiums.


SPECIFIED AMOUNT -- An amount we use in determining insurance coverage. The Specified Amount is equal to the Base Specified Amount PLUS the Modified Base Specified Amount, if any.

SUBACCOUNTS -- A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

SURRENDER VALUE -- The amount we pay you when you surrender the Policy. It is equal to your Account Value MINUS any Policy Debt and MINUS any applicable surrender charge.

UNIT VALUE -- A unit of measure we use to calculate the assets for each Subaccount.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


VARIABLE LIFE SERVICE CENTER -- The office to which all written and telephone inquiries concerning the Policy or the Portfolios should be made: 3100 Albert Lankford Drive, Lynchburg, Virginia 24501, 800.313.5282.



The Statement of Additional Information includes additional information about Genworth Life of New York VL Separate Account 1. We filed the Statement of Additional Information with the SEC. The Statement of Additional Information is incorporated by reference in this prospectus and it is legally a part of the prospectus.


For general information or to obtain free copies of:

    -  the Policy prospectus or the Portfolio prospectuses;

    -  the Statement of Additional Information;

    -  a personalized illustration of Death Benefits and Surrender Values; or

    -  any required forms,


    Call: 800.313.5282



    Or write:  Genworth Life Insurance Company of New York
              Variable Life Service Center
              3100 Albert Lankford Drive
              Lynchburg, Virginia 24501


    Or       contact your financial representative.

Information about the Policy also is available at WWW.GENWORTH.COM.


Information about Genworth Life of New York VL Separate Account 1, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090. Reports and other information about Genworth Life of New York VL Separate Account 1 are available on the SEC's Internet site at HTTP://WWW.SEC.GOV and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549. The SEC website is a uniform resource locator (URL) and an inactive textual reference only; this reference is not intended to incorporate the SEC website into this prospectus.


Investment Company Act File No. 811-09861.

                    STATEMENT OF ADDITIONAL INFORMATION FOR
                   FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND
                 LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                               SINGLE LIFE POLICY
                                FORM NY1260 7/01
                      JOINT AND LAST SURVIVOR LIFE POLICY
                                FORM NY1261 7/01


                                   ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1
                          666 THIRD AVENUE, 9TH FLOOR
                            NEW YORK, NEW YORK 10017



                         VARIABLE LIFE SERVICE CENTER:
                           3100 ALBERT LANKFORD DRIVE
                           LYNCHBURG, VIRGINIA 24501
                         TELEPHONE NUMBER: 800.313.5282


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VL Separate Account 1.


For a free copy of the prospectus:


    Call:     800.313.5282

    Or        Genworth Life Insurance Company of New York
    write:    Variable Life Service Center
              3100 Albert Lankford Drive
              Lynchburg, Virginia 24501

    Or        www.genworth.com
    visit:

    Or:       contact your financial representative



The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


The Company..........................................................................   B-3

The Separate Account.................................................................   B-3

Additional Information About the Guarantee Account...................................   B-4

Additional Information About the Cost of Insurance Charge............................   B-4

Reduction of Charges for Group Sales.................................................   B-4

Continuation Amount and Continuation Period..........................................   B-5

Grace Period.........................................................................   B-5

Reinstatement........................................................................   B-5

Determining the Death Benefit........................................................   B-6

Unit Values..........................................................................   B-8

Net Investment Factor................................................................   B-8

Optional Payment Plans...............................................................   B-9

Incontestability.....................................................................  B-10

Suicide Exclusion....................................................................  B-10

Regulation of Genworth Life Insurance Company of New York............................  B-10

Legal Matters........................................................................  B-10

Experts..............................................................................  B-10

Actuarial Matters....................................................................  B-11

Performance Information..............................................................  B-11

Financial Statements.................................................................  B-11

THE COMPANY

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GLIC when Great Northern Insured Annuity Corporation merged with and into GLIC.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), and affiliate of the Company. GLAIC is the surviving entity. Due to the mergers of FHL and FCL, GLAIC acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to the Company. As a result, GLAIC has a non-majority ownership interest in the Company. AML was merged into the Company, with the Company being the surviving entity.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.



- PROTECTION. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.



- RETIREMENT INCOME AND INSTITUTIONAL. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").



We principally offer annuity contracts, Medicare supplement insurance and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.



We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.


THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the Policies shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the Policies in accordance with the instructions received from Policy owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

ADDITIONAL INFORMATION ABOUT THE COST OF INSURANCE CHARGE

To determine your cost of insurance for a particular Policy month, we multiply your net amount at risk by the applicable cost of insurance rate. We determine your net amount at risk by the following formula:

                           Death
                           Benefit
                           Proceeds - Account Value
                           ----
                           1.0032737

If Death Benefit Option A or Death Benefit Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases. If Death Benefit Option C is in effect, and the Specified Amount has increased, we first consider Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount PLUS premium payments, we will allocate that Account Value to the increases in Specified Amount.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

(1) THE SIZE OF THE GROUP. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

(2) THE TOTAL AMOUNT OF PREMIUM PAYMENTS TO BE RECEIVED FROM A GROUP. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

(3) THE PURPOSE FOR WHICH THE POLICIES ARE PURCHASED. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

(4) THE NATURE OF THE GROUP FOR WHICH THE POLICIES ARE PURCHASED. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

(5) OTHER CIRCUMSTANCES. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the Separate Account.

Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

CONTINUATION AMOUNT AND CONTINUATION PERIOD

On any Monthly Anniversary Date during the Continuation Period, if the Surrender Value of the Policy is not sufficient to cover the monthly deduction, the Policy will remain in effect if the Net Total Premium is at least equal to the Continuation Amount.

At the end of the Continuation Period, you may have to pay an additional premium to keep the Policy in effect.

An increase in Specified Amount will increase the Continuation Amount. A decrease in Specified Amount will reduce the Continuation Amount. Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amount. We will send you a supplemental Policy data page reflecting any adjusted amounts. The Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

GRACE PERIOD

On any Monthly Anniversary Date during the Continuation Period, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate, if:

(1)  the Surrender Value is not sufficient to cover the monthly deduction; and

(2)  the Net Total Premium is less than the Continuation Amount.

The amount of the sufficient premium will equal the lesser of (1) and (2), where:

(1) equals the monthly deduction due MINUS the Surrender Value, and that result divided by the Net Premium Factor; and

(2)  equals the Continuation Amount MINUS the Net Total Premium.

All amounts in (1) and (2) above are as of the Monthly Anniversary Date at the beginning of the grace period.

On any Monthly Anniversary Date after the Continuation Period, if the Surrender Value is not sufficient to cover the monthly deduction, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate. In this case, the amount of the sufficient premium will equal the monthly deduction due MINUS the Surrender Value, and that result is then divided by the Net Premium Factor. As used in this paragraph, the monthly deduction due and the Surrender Value are both as of the Monthly Anniversary Date at the beginning of the grace period.

In either case, we will mail you written notice of the sufficient premium. This notice will be sent to your last known address. You have a 61 day grace period from the date we mail the notice to pay the sufficient premium.

Coverage continues during the 61 day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured for a single life Policy or last surviving Insured for a joint and last survivor Policy occurs during the grace period, Death Benefit proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.

REINSTATEMENT

You may reinstate this Policy within three years of the end of the grace period if:

(1)  you submit an application for reinstatement;

(2) you provide required evidence of insurability satisfactory to us to determine the guaranteed maximum cost of insurance rate;

(3)  the Policy has not been surrendered for cash; and

(4)  you pay the premium as described below.

The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge and the Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

On the date of reinstatement, the Account Value will be allocated to the Investment Option specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Net Premiums are allocated. You will have to pay a premium sufficient to keep the policy in effect for at least two months.

IF THE POLICY TERMINATES AND IS REINSTATED BEFORE THE END OF THE CONTINUATION PERIOD, you will have to pay a premium equal to (1) MINUS (2) MINUS (3) PLUS
(4), where:

(1)  is the Continuation Amount as of the date of reinstatement;

(2) is the sum of the monthly deductions that would have been made during the period between termination and reinstatement, divided by the Net Premium Factor;

(3)  is the Net Total Premium on the date of termination; and

(4) is an amount sufficient to keep the Policy in effect for two Policy months after the date of reinstatement.

On the date of reinstatement, the Account Value will equal (1) PLUS (2) MINUS
(3), where:

(1)  is the Account Value on the first day of the grace period;

(2)  is the premium paid to reinstate multiplied by the Net Premium Factor; and

(3)  is the monthly deduction for the month following the date of reinstatement.

IF THE POLICY TERMINATES BEFORE THE END OF THE CONTINUATION PERIOD, AND IS REINSTATED AFTER THE END OF THE CONTINUATION PERIOD, you will have to pay a premium which, after multiplying it by the Net Premium Factor, equals (1) PLUS
(2) MINUS (3), where:

(1)  is the surrender charge on the date of termination;

(2) is an amount equal to the monthly deduction for two months after the date of reinstatement; and

(3)  is the Account Value on the date of termination.

On the date of reinstatement, the Account Value will equal (1) PLUS (2) PLUS
(3), where:

(1)  is the surrender charge in effect on the date of reinstatement;

(2) is an amount equal to the monthly deduction for the two months after the date of reinstatement, MINUS the monthly deduction for the month following the date of reinstatement; and

(3) is any premium paid in excess of the required reinstatement premium, multiplied by the Net Premium Factor.

IF THE POLICY TERMINATES AFTER THE END OF THE CONTINUATION PERIOD AND IS REINSTATED, you will have to pay the amount of premium necessary to keep the Policy in effect for at least two months.

On the date of reinstatement, the Account Value will equal (1) PLUS (2) MINUS
(3), where:

(1)  is the surrender charge in effect on the date of reinstatement;

(2)  is the premium paid to reinstate multiplied by the Net Premium Factor; and

(3)  is the monthly deduction for the month following the date of reinstatement.

DETERMINING THE DEATH BENEFIT

In the application for original coverage, you must elect a method of compliance for the Policy to be treated as life insurance under the Code. The election you make will be shown on the Policy data pages. Once elected, the method cannot be changed at any time.

There are two possible methods of compliance:

(a)   the Cash Value Accumulation Test, as defined in Section 7702(b); or

(b)   the Guideline Premium Test, as defined in Section 7702(c).

CASH VALUE ACCUMULATION TEST:

If you elect the Cash Value Accumulation Test, you must also choose one of three Death Benefit options.

Under Death Benefit Option A for Attained Ages younger than 100, the Death Benefit is the greater of (1) and (2), where:

(1)  is the Specified Amount PLUS the Account Value; and

(2)  is (a) divided by (b), where:

     (a) is the Account Value MINUS the net single premium for all riders selected, if any; and

     (b)   is the base Policy net single premium factor.

Under Death Benefit Option B for Attained Ages younger than 100, the Death Benefit is the greater of (1) and (2), where:

(1)  is the Specified Amount; and

(2)  is (a) divided by (b), where:

     (a) is the Account Value MINUS the net single premium for all riders selected, if any; and

     (b)   is the base Policy net single premium factor.

Under Death Benefit Option C for Attained Ages younger than 100, the Death Benefit is the greater of (1) and (2), where:

(1)  is (a) PLUS (b) MINUS (c) MINUS (d), where:

     (a)   is the Specified Amount;

     (b)   is the sum of all premiums paid before Attained Age 75;

     (c) is the charges for additional benefits, other than qualified additional benefits as specified in Code Section 7702(f)(5)(A); and

     (d)   is the sum of all partial surrenders taken; and

(2)  is (a) divided by (b), where:

     (a) is the Account Value MINUS the net single premium for all riders selected, if any; and

     (b)   is the base Policy net single premium factor.

Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

The Table of Net Single Premiums and Factors is shown on the Policy data pages. These values are based on the Insured's gender, risk class, riders selected, and his or her Attained Age on the date of death.

GUIDELINE PREMIUM TEST

If you elected the Guideline Premium Test, you must also choose one of three Death Benefit options.

Under Death Benefit Option A for Attained Ages younger than 100, the Death Benefit is the greater of (1) and (2), where:

(1)  is the Specified Amount PLUS the Account Value; and

(2) is the Account Value multiplied by the corridor percentage (SEE table on the following page).

Under Death Benefit Option B for Attained Ages younger than 100, the Death Benefit is the greater of (1) and (2), where:

(1)  is the Specified Amount; and

(2) is the Account Value multiplied by the corridor percentage (SEE table on the following page).

Under Death Benefit Option C for Attained Ages younger than 100, the Death Benefit is the greater of (1) and (2), where:

(1)  is (a) PLUS (b) MINUS (c) MINUS (d), where:

     (a)   is the Specified Amount;

      (b)   is the sum of all premiums paid before Attained Age 75;

      (c) is the charges for additional benefits, other than qualified additional benefits as specified in Section 7702(f)(5)(A); and

      (d)   is the sum of all partial surrenders taken; and

(2) is the Account Value multiplied by the corridor percentage (SEE table on the following page).

Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.

The corridor percentage depends on the Attained Age of Insured on the date of death.

  Attained      Corridor      Attained      Corridor
     Age       Percentage       Age        Percentage
-------------  ----------  --------------  ----------
40 or younger       250%         61             128%
     41             243%         62             126%
     42             236%         63             124%
     43             229%         64             122%
     44             222%         65             120%
     45             215%         66             119%
     46             209%         67             118%
     47             203%         68             117%
     48             197%         69             116%
     49             191%         70             115%
     50             185%         71             113%
     51             178%         72             111%
     52             171%         73             109%
     53             164%         74             107%
     54             157%
     55             150%
     56             146%       75-90            105%
     57             142%         91             104%
     58             138%         92             103%
     59             134%         93             102%
     60             130%    94 or older         101%

The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions to owners as additional units, but instead reflect them in Unit Values.

We arbitrarily set the Unit Value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (1) divided by (2), where:

(1)  is the result of:

     (a) the value of the assets at the end of the preceding Valuation Period; PLUS

     (b) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; MINUS

     (c) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

     (d) any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(2) is the value of the assets in the Subaccount at the end of the preceding Valuation Period.

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five Optional Payment Plans, free of charge, as alternatives to the payment of a Death Benefit or Surrender Value in a lump sum (SEE "Requesting Payments" provision of the prospectus):

PLAN 1 -- INCOME FOR A FIXED PERIOD. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

PLAN 2 -- LIFE INCOME. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

PLAN 3 -- INCOME OF A DEFINITE AMOUNT. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

PLAN 4 -- INTEREST INCOME. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

PLAN 5 -- JOINT LIFE AND LAST SURVIVOR INCOME. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

If Death Benefit proceeds under the Policy are paid under one of the Optional Payment Plans, the beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit proceeds are held by us under Optional Payment Plan 4 (interest income), the beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life Policy or the lifetimes of both Insureds under the joint and last survivor Policy. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If the Insured under a single life Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable to the beneficiary(ies) attributable to the increase will equal the monthly deductions for the increase.

If the surviving Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The Death Benefit proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.

Please SEE your Policy for more details.


REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK


Besides Federal securities laws, we are subject to the New York insurance laws.

LEGAL MATTERS

Advice on certain legal matters relating to federal securities laws has been provided by Heather Harker, Vice President and Associate General Counsel of the Company.

EXPERTS


The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiary as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated April 23, 2007 with respect to the consolidated financial statements Genworth Life Insurance Company of New York and subsidiary refers to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


ACTUARIAL MATTERS


Actuarial matters have been examined by Paul A. Haley, Senior Vice President and Chief Actuary of the Company, whose opinion we filed as an exhibit to the registration statement.


PERFORMANCE INFORMATION

We demonstrate adjusted performance and unadjusted performance for the Portfolios available in the Separate Account. The performance tables assume that the Insured is in the preferred, no-nicotine risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

The performance tables assume an initial Specified Amount of $250,000, increasing Death Benefit Option A, for a male age 45, paying an annual premium of $13,000 at Policy issue and at each Policy anniversary.

When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

Adjusted Performance assumes the following current charges:

(1) a monthly mortality and expense risk charge at an annual rate of 0.50% of assets in the Separate Account up to $100,000.00 and 0.10% of assets in the Separate Account on any assets in the Separate Account of $100,000.00 and over;

(2)  a monthly Policy charge of $5.00;

(3)  a premium charge of $650.00 (5% of $13,000); and

(4) a surrender charge of $3,265.00, which is derived by assuming that the owner surrendered his Policy during the first Policy year.

Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the monthly Policy charge, the premium charge or the surrender charges. If such charges were included in the performance, the performance numbers would be lower.

We do not include charges for the cost of insurance, charges for any optional riders or any charges assessed for state premium taxes in either adjusted or unadjusted performance. If such charges were included in the hypothetical performance, the performance numbers would be lower.

Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative or contact our Variable Life Service Center for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL STATEMENTS

You should distinguish the financial statements of the Company included in this Statement of Additional Information from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

The Separate Account financial statements included in this Statement of Additional Information may include several Subaccounts that are not available to all Policies.

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2006

      (With Independent Registered Public Accounting Firm Report Thereon)

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2006

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-2

Statements of Operations.............................. F-10

Statements of Changes in Net Assets................... F-18

Notes to Financial Statements......................... F-29

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Policy Owners
Genworth Life of New York VL Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VL Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares; AllianceBernstein Variable Products Series Fund,
Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B; Columbia Funds Variable Insurance Trust
I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated High Income Bond Fund
II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2; GE Investments Funds, Inc. -- Income Fund, Income Fund, Mid-Cap Equity Fund, Money Market Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, U.S. Equity Fund, Value Equity Fund; Janus Aspen Series -- Balanced
Portfolio -- Service Shares, International Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Service Shares; Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust
Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small
Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VL Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 17, 2007

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2006

                                                 AIM Variable Insurance Funds
                                       ------------------------------------------------
                                                           AIM V.I.
                                           AIM V.I.         Capital        AIM V.I.
                                         Basic Value     Appreciation     Core Equity
                          Consolidated     Fund --          Fund --         Fund --
                             Total     Series II shares Series I shares Series I shares
                          ------------ ---------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b):   $609,867           8              509             356
Dividend receivable......        784          --               --              --
Receivable from
  affiliate (note 4b)....          1          --               --              --
                            --------          --              ---             ---
       Total assets......    610,652           8              509             356
                            --------          --              ---             ---
Net assets attributable
  to variable life
  policy owners:.........   $610,652           8              509             356
                            ========          ==              ===             ===
Outstanding units:
  Type I (note 2c, 4a
  and 5).................     70,525           1               34              33
                            ========          ==              ===             ===
Investments in
  securities at cost.....   $545,229           8              461             329
                            ========          ==              ===             ===
Shares outstanding.......     71,473           1               19              13
                            ========          ==              ===             ===

                          AllianceBernstein Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          AllianceBernstein AllianceBernstein AllianceBernstein
                             Growth and       International       Large Cap
                               Income             Value            Growth
                            Portfolio  --     Portfolio --      Portfolio  --
                               Class B           Class B           Class B
                          ----------------- ----------------- -----------------
Assets:
Investments at fair
  market value (note 2b):        --               7,083              --
Dividend receivable......        --                  --              --
Receivable from
  affiliate (note 4b)....        --                  --              --
                                 --               -----              --
       Total assets......        --               7,083              --
                                 --               -----              --
Net assets attributable
  to variable life
  policy owners:.........        --               7,083              --
                                 ==               =====              ==
Outstanding units:
  Type I (note 2c, 4a
  and 5).................        --                 426              --
                                 ==               =====              ==
Investments in
  securities at cost.....        --               5,957              --
                                 ==               =====              ==
Shares outstanding.......        --                 286              --
                                 ==               =====              ==

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                            Columbia Funds Variable Insurance   Eaton Vance Variable  Federated Insurance
                                         Trust I                       Trust                 Series
                          ------------------------------------- -------------------  ----------------------
                                              Columbia Marsico                        Federated
                                               International       VT         VT     High Income Federated
                           Columbia Marsico    Opportunities    Floating-  Worldwide    Bond      Kaufmann
                             Growth Fund,          Fund,          Rate      Health   Fund II --  Fund II --
                          Variable Series -- Variable Series --  Income    Sciences    Service    Service
                               Class A            Class B         Fund       Fund      Shares      Shares
                          ------------------ ------------------ ---------  --------- ----------- ----------
Assets:
Investments at fair
  market value (note 2b):       $5,543               --           3,668      6,444       682       15,092
Dividend receivable......           --               --              21         --        --           --
Receivable from
  affiliate (note 4b)....           --               --              --         --        --           --
                                ------               --           -----      -----       ---       ------
       Total assets......        5,543               --           3,689      6,444       682       15,092
                                ------               --           -----      -----       ---       ------
Net assets attributable
  to variable life
  policy owners:.........       $5,543               --           3,689      6,444       682       15,092
                                ======               ==           =====      =====       ===       ======
Outstanding units:
  Type I (note 2c, 4a
  and 5).................          345               --             320        471        42          772
                                ======               ==           =====      =====       ===       ======
Investments in
  securities at cost.....       $4,521               --           3,679      6,030       663       12,269
                                ======               ==           =====      =====       ===       ======
Shares outstanding.......          292               --             365        536        87          924
                                ======               ==           =====      =====       ===       ======

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Fidelity(R) Variable Insurance Products Fund
                          -----------------------------------------------------------------------------------------------
                                            VIP Dynamic
                                VIP           Capital       VIP Equity-     VIP Growth
                           Contrafund(R)   Appreciation       Income         & Income       VIP Growth      VIP Mid Cap
                           Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                          Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2
                          --------------- --------------- --------------- --------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b):     $33,841          6,552           4,649           4,127            --            48,422
Dividend receivable......          --             --              --              --            --                --
Receivable from
  affiliate (note 4b)....          --             --              --              --            --                --
                              -------          -----           -----           -----            --            ------
       Total assets......      33,841          6,552           4,649           4,127            --            48,422
                              -------          -----           -----           -----            --            ------
Net assets attributable
  to variable life
  policy owners:.........     $33,841          6,552           4,649           4,127            --            48,422
                              =======          =====           =====           =====            ==            ======
Outstanding units:
  Type I (note 2c, 4a
  and 5).................       1,840            394             267             272            --             2,172
                              =======          =====           =====           =====            ==            ======
Investments in
  securities at cost.....     $27,276          6,168           4,234           3,218            --            38,578
                              =======          =====           =====           =====            ==            ======
Shares outstanding.......       1,088            691             180             260            --             1,414
                              =======          =====           =====           =====            ==            ======

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   GE Investments Funds, Inc.
                          ----------------------------------------------------------------------------
                          Mid-Cap Money  Real Estate S&P 500(R) Small-Cap  Total Return   U.S.  Value
                          Equity  Market Securities    Index     Equity      Fund --     Equity Equity
                           Fund    Fund     Fund        Fund      Fund    Class 1 Shares  Fund   Fund
                          ------- ------ ----------- ---------- --------- -------------- ------ ------
Assets:
Investments at fair
  market value (note 2b): $9,727  38,635    8,356     131,689    26,485        525       4,252   185
Dividend receivable......     --     159       --          --        --         --          --    --
Receivable from
  affiliate (note 4b)....     --      --       --          --        --         --          --    --
                          ------  ------    -----     -------    ------        ---       -----   ---
       Total assets......  9,727  38,794    8,356     131,689    26,485        525       4,252   185
                          ------  ------    -----     -------    ------        ---       -----   ---
Net assets attributable
  to variable life
  policy owners:......... $9,727  38,794    8,356     131,689    26,485        525       4,252   185
                          ======  ======    =====     =======    ======        ===       =====   ===
Outstanding units:
  Type I (note 2c, 4a
  and 5).................    554  35,277      337       8,159     1,562         36         283    12
                          ======  ======    =====     =======    ======        ===       =====   ===
Investments in
  securities at cost..... $9,887  38,635    8,588     111,645    26,509        484       3,166   180
                          ======  ======    =====     =======    ======        ===       =====   ===
Shares outstanding.......    535  38,635      389       5,053     1,840         30         109    17
                          ======  ======    =====     =======    ======        ===       =====   ===

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                          Legg Mason
                                                                       Partners Variable
                                       Janus Aspen Series                Portfolios II
                          -------------------------------------------- -----------------
                                                                          Legg Mason
                                         International    Worldwide    Partners Variable
                             Balanced        Growth         Growth     Aggressive Growth
                           Portfolio --   Portfolio --   Portfolio --    Portfolio --
                          Service Shares Service Shares Service Shares     Class II
                          -------------- -------------- -------------- -----------------
Assets:
Investments at fair
  market value (note 2b):    $43,327         4,266          11,633             4
Dividend receivable......         --            --              --            --
Receivable from
  affiliate (note 4b)....         --            --              --            --
                             -------         -----          ------            --
       Total assets......     43,327         4,266          11,633             4
                             -------         -----          ------            --
Net assets attributable
  to variable life
  policy owners:.........    $43,327         4,266          11,633             4
                             =======         =====          ======            ==
Outstanding units:
  Type I (note 2c, 4a
  and 5).................      3,018           149             792             1
                             =======         =====          ======            ==
Investments in
  securities at cost.....    $36,713         2,418           8,981             4
                             =======         =====          ======            ==
Shares outstanding.......      1,503            84             361             1
                             =======         =====          ======            ==

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                              MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New
                            Growth Stock          Trust           Discovery     MFS(R) Utilities
                          Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  market value (note 2b):      $3,907              529               --               8,598
Dividend receivable......          --               --               --                  --
Receivable from
  affiliate (note 4b)....          --               --               --                  --
                               ------              ---               --               -----
       Total assets......       3,907              529               --               8,598
                               ------              ---               --               -----
Net assets attributable
  to variable life
  policy owners:.........      $3,907              529               --               8,598
                               ======              ===               ==               =====
Outstanding units:
  Type I (note 2c, 4a
  and 5).................         285               35               --                 313
                               ======              ===               ==               =====
Investments in
  securities at cost.....      $3,041              462               --               7,205
                               ======              ===               ==               =====
Shares outstanding.......         375               25               --                 296
                               ======              ===               ==               =====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                              Oppenheimer Variable Account Funds
                          --------------------------------------------------------------------------
                           Oppenheimer    Oppenheimer                   Oppenheimer
                             Capital         Global      Oppenheimer    Main Street    Oppenheimer
                           Appreciation    Securities    Main Street     Small Cap        MidCap
                            Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --
                          Service Shares Service Shares Service Shares Service Shares Service Shares
                          -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):     $5,889         16,062         14,420         4,934            --
Dividend receivable......         --             --             --            --            --
Receivable from
  affiliate (note 4b)....         --             --             --            --            --
                              ------         ------         ------         -----            --
       Total assets......      5,889         16,062         14,420         4,934            --
                              ------         ------         ------         -----            --
Net assets attributable
  to variable life
  policy owners:.........     $5,889         16,062         14,420         4,934            --
                              ======         ======         ======         =====            ==
Outstanding units:
  Type I (note 2c, 4a
  and 5).................        394            765            931           238            --
                              ======         ======         ======         =====            ==
Investments in
  securities at cost.....     $5,380         13,785         12,277         3,954            --
                              ======         ======         ======         =====            ==
Shares outstanding.......        143            440            587           260            --
                              ======         ======         ======         =====            ==

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                         PIMCO Variable Insurance Trust                Van Kampen Life Investment Trust
                          ------------------------------------------------------------ -------------------------------
                           Foreign Bond
                            Portfolio                      Long-Term
                           (U.S. Dollar    High Yield   U.S. Government  Total Return                      Strategic
                            Hedged) --    Portfolio --   Portfolio --    Portfolio --     Comstock          Growth
                          Administrative Administrative Administrative  Administrative  Portfolio --     Portfolio --
                           Class Shares   Class Shares   Class Shares    Class Shares  Class II Shares  Class II Shares
                          -------------- -------------- --------------- -------------- ---------------  ---------------
Assets:
Investments at fair
  market value (note 2b):    $18,815         58,949         12,193          39,875          7,765            1,871
Dividend receivable......         54            348             44             158             --               --
Receivable from
  affiliate (note 4b)....         --              1             --              --             --               --
                             -------         ------         ------          ------          -----            -----
       Total assets......     18,869         59,298         12,237          40,033          7,765            1,871
                             -------         ------         ------          ------          -----            -----
Net assets attributable
  to variable life
  policy owners:.........    $18,869         59,298         12,237          40,033          7,765            1,871
                             =======         ======         ======          ======          =====            =====
Outstanding units:
  Type I (note 2c, 4a
  and 5).................      1,571          3,574            985           3,289            426              150
                             =======         ======         ======          ======          =====            =====
Investments in
  securities at cost.....    $18,975         57,384         12,956          40,571          6,871            1,767
                             =======         ======         ======          ======          =====            =====
Shares outstanding.......      1,863          7,068          1,169           3,940            528               66
                             =======         ======         ======          ======          =====            =====

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                           Statements of Operations

                                                 AIM Variable Insurance Funds
                                       ------------------------------------------------
                                                           AIM V.I.
                                           AIM V.I.         Capital        AIM V.I.
                                         Basic Value     Appreciation     Core Equity
                          Consolidated     Fund --          Fund --         Fund --
                             Total     Series II shares Series I shares Series I shares
                          ------------ ---------------- --------------- ---------------
                           Year ended
                          December 31,                    Year ended
                              2006                    December 31, 2006
                          ------------ ------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........   $14,238           --              --               5
                            -------           --              --              --
Net investment income....    14,238           --              --               5
                            -------           --              --              --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     8,803            1              13              24
   Change in unrealized
     appreciation
     (depreciation)......    22,716           --              15              14
   Capital gain
     distribution........    13,338           --              --              --
                            -------           --              --              --
Net realized and
  unrealized gain (loss)
  on investments.........    44,857            1              28              38
                            -------           --              --              --
Increase (decrease) in
  net assets from
  operations.............   $59,095            1              28              43
                            =======           ==              ==              ==

                          AllianceBernstein Variable Products Series Fund, Inc.
                          ----------------------------------------------------
                          AllianceBernstein AllianceBernstein AllianceBernstein
                             Growth and       International       Large Cap
                               Income             Value            Growth
                            Portfolio --      Portfolio --      Portfolio --
                               Class B           Class B           Class B
                          ----------------- ----------------- -----------------

                                               Year ended
                                            December 31, 2006
                          ----------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........         91                 --               --
                                ----              -----             ----
Net investment income....         91                 --               --
                                ----              -----             ----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        170                 --               16
   Change in unrealized
     appreciation
     (depreciation)......       (598)             1,126             (104)
   Capital gain
     distribution........        411                 --               --
                                ----              -----             ----
Net realized and
  unrealized gain (loss)
  on investments.........        (17)             1,126              (88)
                                ----              -----             ----
Increase (decrease) in
  net assets from
  operations.............         74              1,126              (88)
                                ====              =====             ====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                            Columbia Funds Variable Insurance   Eaton Vance Variable  Federated Insurance
                                         Trust I                       Trust                 Series
                          ------------------------------------  ------------------   ----------------------
                                              Columbia Marsico                        Federated
                                               International       VT         VT     High Income Federated
                           Columbia Marsico    Opportunities    Floating-  Worldwide    Bond      Kaufmann
                             Growth Fund,          Fund,          Rate      Health   Fund II --  Fund II --
                          Variable Series -- Variable Series --  Income    Sciences    Service    Service
                               Class A            Class B         Fund       Fund      Shares      Shares
                          ------------------ ------------------ ---------  --------- ----------- ----------
                                       Year ended                   Year ended             Year ended
                                    December 31, 2006            December 31, 2006     December 31, 2006
                          ------------------------------------  ------------------   ----------------------
Investment income:
   Income -- Ordinary
     dividends...........        $ --                  --          182         --        41           67
                                 ----              ------          ---        ---        --        -----
Net investment income....          --                  --          182         --        41           67
                                 ----              ------          ---        ---        --        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          23               1,792           (5)        34        (3)         212
   Change in unrealized
     appreciation
     (depreciation)......         334              (1,291)          (6)       (56)       20        1,194
   Capital gain
     distribution........          --                  --           --         --        --           84
                                 ----              ------          ---        ---        --        -----
Net realized and
  unrealized gain (loss)
  on investments.........         357                 501          (11)       (22)       17        1,490
                                 ----              ------          ---        ---        --        -----
Increase (decrease) in
  net assets from
  operations.............        $357                 501          171        (22)       58        1,557
                                 ====              ======          ===        ===        ==        =====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------------------------------
                                            VIP Dynamic
                                VIP           Capital       VIP Equity-     VIP Growth
                           Contrafund(R)   Appreciation       Income         & Income       VIP Growth      VIP Mid Cap
                           Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                          Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2
                          --------------- --------------- --------------- --------------- --------------- ---------------
                                                           Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........     $  306             15             159              30              12              400
                              ------            ---             ---             ---            ----            -----
Net investment income....        306             15             159              30              12              400
                              ------            ---             ---             ---            ----            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        214            (37)             10             107             431            1,131
   Change in unrealized
     appreciation
     (depreciation)......        219            384             151             252            (543)            (304)
   Capital gain
     distribution........      2,648            173             427             109              --            3,438
                              ------            ---             ---             ---            ----            -----
Net realized and
  unrealized gain (loss)
  on investments.........      3,081            520             588             468            (112)           4,265
                              ------            ---             ---             ---            ----            -----
Increase (decrease) in
  net assets from
  operations.............     $3,387            535             747             498            (100)           4,665
                              ======            ===             ===             ===            ====            =====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                                   GE Investments Funds, Inc.
                          -----------------------------------------------------------------------------
                          Mid-Cap  Money  Real Estate S&P 500(R) Small-Cap  Total Return   U.S.  Value
                          Equity   Market Securities    Index     Equity      Fund --     Equity Equity
                           Fund     Fund     Fund        Fund      Fund    Class 1 Shares  Fund   Fund
                          -------  ------ ----------- ---------- --------- -------------- ------ ------
                                                  Year ended December 31, 2006
                          -----------------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends........... $   150  1,608       215       2,095       201          9         57      3
                          -------  -----     -----      ------    ------         --        ---     --
Net investment income....     150  1,608       215       2,095       201          9         57      3
                          -------  -----     -----      ------    ------         --        ---     --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     815     --        58       2,255       497          9        145      5
   Change in unrealized
     appreciation
     (depreciation)......  (1,252)    --      (232)     13,117    (1,235)        32        428      2
   Capital gain
     distribution........   1,092     --     1,105          --     3,004          7         --     14
                          -------  -----     -----      ------    ------         --        ---     --
Net realized and
  unrealized gain (loss)
  on investments.........     655     --       931      15,372     2,266         48        573     21
                          -------  -----     -----      ------    ------         --        ---     --
Increase (decrease) in
  net assets from
  operations............. $   805  1,608     1,146      17,467     2,467         57        630     24
                          =======  =====     =====      ======    ======         ==        ===     ==

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                                                          Legg Mason
                                                                       Partners Variable
                                       Janus Aspen Series                Portfolios II
                          -------------------------------------------- -----------------
                                                                          Legg Mason
                                         International    Worldwide    Partners Variable
                             Balanced        Growth         Growth     Aggressive Growth
                           Portfolio --   Portfolio --   Portfolio --    Portfolio --
                          Service Shares Service Shares Service Shares     Class II
                          -------------- -------------- -------------- -----------------
                                           Year ended                     Year ended
                                       December 31, 2006               December 31, 2006
                          -------------------------------------------- -----------------
Investment income:
   Income -- Ordinary
     dividends...........     $  715            71            146             --
                              ------         -----          -----             --
Net investment income....        715            71            146             --
                              ------         -----          -----             --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        214           212             42              1
   Change in unrealized
     appreciation
     (depreciation)......      3,062         1,178          1,617             --
   Capital gain
     distribution........         --            --             --             --
                              ------         -----          -----             --
Net realized and
  unrealized gain (loss)
  on investments.........      3,276         1,390          1,659              1
                              ------         -----          -----             --
Increase (decrease) in
  net assets from
  operations.............     $3,991         1,461          1,805              1
                              ======         =====          =====             ==

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                              MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New
                            Growth Stock          Trust           Discovery     MFS(R) Utilities
                          Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- -----------------
                                               Year ended December 31, 2006
                          -----------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........       $ --                1                 --                 --
                                ----               --                ---              -----
Net investment income....         --                1                 --                 --
                                ----               --                ---              -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        109               13                (38)                43
   Change in unrealized
     appreciation
     (depreciation)......        166               40                 --              1,393
   Capital gain
     distribution........         --               --                 --                 --
                                ----               --                ---              -----
Net realized and
  unrealized gain (loss)
  on investments.........        275               53                (38)             1,436
                                ----               --                ---              -----
Increase (decrease) in
  net assets from
  operations.............       $275               54                (38)             1,436
                                ====               ==                ===              =====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                              Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------
                           Oppenheimer    Oppenheimer                   Oppenheimer
                             Capital         Global      Oppenheimer    Main Street    Oppenheimer
                           Appreciation    Securities    Main Street     Small Cap        MidCap
                            Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --     Fund/VA --
                          Service Shares Service Shares Service Shares Service Shares Service Shares
                          -------------- -------------- -------------- -------------- --------------
                                                 Year ended December 31, 2006
                          -------------------------------------------------------------------------
Investment income:
   Income -- Ordinary
     dividends...........      $ --             24            102             16            --
                               ----          -----          -----          -----           ---
Net investment income....        --             24            102             16            --
                               ----          -----          -----          -----           ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        16            296            138          1,066           (60)
   Change in unrealized
     appreciation
     (depreciation)......       509          1,640          1,232           (444)           --
   Capital gain
     distribution........        --            146             --            260            --
                               ----          -----          -----          -----           ---
Net realized and
  unrealized gain (loss)
  on investments.........       525          2,082          1,370            882           (60)
                               ----          -----          -----          -----           ---
Increase (decrease) in
  net assets from
  operations.............      $525          2,106          1,472            898           (60)
                               ====          =====          =====          =====           ===

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                         PIMCO Variable Insurance Trust                Van Kampen Life Investment Trust
                          -----------------------------------------------------------  -------------------------------
                           Foreign Bond
                            Portfolio                      Long-Term
                           (U.S. Dollar    High Yield   U.S. Government  Total Return                      Strategic
                            Hedged) --    Portfolio --   Portfolio --    Portfolio --     Comstock          Growth
                          Administrative Administrative Administrative  Administrative  Portfolio --     Portfolio --
                           Class Shares   Class Shares   Class Shares    Class Shares  Class II Shares  Class II Shares
                          -------------- -------------- --------------- -------------- ---------------  ---------------
                                          Year ended December 31, 2006                  Year ended December 31, 2006
                          -----------------------------------------------------------  -------------------------------
Investment income:
   Income -- Ordinary
     dividends...........     $ 758          3,974             837          1,808            140              --
                              -----          -----          ------          -----            ---              --
Net investment income....       758          3,974             837          1,808            140              --
                              -----          -----          ------          -----            ---              --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       (12)            22            (873)          (391)            56              32
   Change in unrealized
     appreciation
     (depreciation)......      (414)           983            (288)           (57)           429               3
   Capital gain
     distribution........        43             --             118             --            259              --
                              -----          -----          ------          -----            ---              --
Net realized and
  unrealized gain (loss)
  on investments.........      (383)         1,005          (1,043)          (448)           744              35
                              -----          -----          ------          -----            ---              --
Increase (decrease) in
  net assets from
  operations.............     $ 375          4,979            (206)         1,360            884              35
                              =====          =====          ======          =====            ===              ==

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                   AIM Variable Insurance Funds
                                                 -----------------------------------------------
                                                                   AIM V.I.
                                                  AIM V.I.          Capital        AIM V.I.
                                                 Basic Value      Appreciation    Core Equity
                                 Consolidated     Fund --           Fund --        Fund --
                                    Total        Series II shares Series I shares Series I shares
                              -----------------  ---------------  --------------  --------------
                                  Year ended     Year ended       Year ended      Year ended
                                 December 31,    December 31,     December 31,    December 31,
                              -----------------  ---------------  --------------  --------------
                                2006      2005   2006    2005     2006    2005    2006     2005
                              --------  -------  ----    ----     ----    ----    ----     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $ 14,238    9,968   --       --       --      --       5       2
   Net realized gain
     (loss) on
     investments.............    8,803    4,597    1       22       13       7      24       4
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   22,716   15,825   --      (20)      15      21      14       6
   Capital gain
     distribution............   13,338    2,390   --       --       --      --      --      --
                              --------  -------  ---      ----     ----    ----    ----    ---
       Increase
         (decrease) in
         net assets from
         operations..........   59,095   32,780    1        2       28      28      43      12
                              --------  -------  ---      ----     ----    ----    ----    ---
From capital
  transactions:
   Net premiums..............  137,588  252,433   --       --      285     285     190     190
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............  (15,581)  (5,346)  --       --       --      --      --      --
     Loans...................   (7,132)      --   --       --       --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....  (55,239) (53,056) (85)    (266)    (151)   (144)   (101)    (95)
     Transfers (to) from
       the Guarantee
       Account...............      956      389   85       76       (1)     (1)     (1)     (1)
     Transfers (to) from
       other subaccounts.....       --       --   --       --       --      --      --      --
                              --------  -------  ---      ----     ----    ----    ----    ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   60,592  194,420   --     (190)     133     140      88      94
                              --------  -------  ---      ----     ----    ----    ----    ---
Increase (decrease) in
  net assets.................  119,687  227,200    1     (188)     161     168     131     106
Net assets at beginning
  of year....................  490,966  263,766    7      195      348     180     225     119
                              --------  -------  ---      ----     ----    ----    ----    ---
Net assets at end of year.... $610,653  490,966    8        7      509     348     356     225
                              ========  =======  ===      ====     ====    ====    ====    ===
Change in units (note 5):
   Units purchased...........   95,025  128,335    1        6       20      22      44      15
   Units redeemed............  (87,076) (85,999)  (1)     (20)     (11)    (11)    (29)     (8)
                              --------  -------  ---      ----     ----    ----    ----    ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........    7,949   42,336   --      (14)       9      11      15       7
                              ========  =======  ===      ====     ====    ====    ====    ===

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc.
                              -------------------------------------------------------
                              AllianceBernstein    AllianceBernstein   AllianceBernstein
                                 Growth and          International     Large Cap
                                   Income                Value           Growth
                                Portfolio --         Portfolio --      Portfolio --
                                  Class B               Class B         Class B
                              -------------------  -----------------   --------------
                                 Year ended                            Year ended
                                December 31,          Year ended       December 31,
                              -------------------    December 31,      --------------
                                2006      2005           2006          2006       2005
                               -------    ------   -----------------   ----       ----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $    91        82             --           --        --
   Net realized gain
     (loss) on
     investments.............     170       240             --           16         7
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (598)       14          1,126         (104)       74
   Capital gain
     distribution............     411        --             --           --        --
                               -------    ------         -----          ----      ---
       Increase
         (decrease) in
         net assets from
         operations..........      74       336          1,126          (88)       81
                               -------    ------         -----          ----      ---
From capital
  transactions:
   Net premiums..............   1,383     3,342            901          143       285
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............  (1,713)   (1,094)            --         (674)       --
     Loans...................      --        --             --           --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (491)   (1,197)          (360)         (46)      (86)
     Transfers (to) from
       the Guarantee
       Account...............      28        --            (52)          20        --
     Transfers (to) from
       other subaccounts.....  (7,136)       --          5,468           --        --
                               -------    ------         -----          ----      ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (7,929)    1,051          5,957         (557)      199
                               -------    ------         -----          ----      ---
Increase (decrease) in
  net assets.................  (7,855)    1,387          7,083         (645)      280
Net assets at beginning
  of year....................   7,855     6,468             --          645       365
                               -------    ------         -----          ----      ---
Net assets at end of year.... $    --     7,855          7,083           --       645
                               =======    ======         =====          ====      ===
Change in units (note 5):
   Units purchased...........     105       329            620           12        23
   Units redeemed............    (648)     (254)          (194)         (59)       (6)
                               -------    ------         -----          ----      ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........    (543)       75            426          (47)       17
                               =======    ======         =====          ====      ===

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                              Columbia Funds Variable Insurance
                                         Trust I
                              ------------------------------------
                                                 Columbia Marsico
                                                  International
                              Columbia Marsico    Opportunities
                               Growth Fund,           Fund,
                              Variable Series -- Variable Series --
                                 Class A             Class B
                              -----------------  -----------------
                                Year ended         Year ended
                               December 31,       December 31,
                              -----------------  -----------------
                               2006      2005     2006      2005
                               ------    -----    ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $   --       --        --        69
   Net realized gain
     (loss) on
     investments.............     23       21     1,792        58
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    334      223    (1,291)    1,207
   Capital gain
     distribution............     --       --        --        80
                               ------    -----    ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    357      244       501     1,414
                               ------    -----    ------   ------
From capital
  transactions:
   Net premiums..............  1,235    1,235     1,322     2,984
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............     --       --    (1,191)       --
     Loans...................     --       --        --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (144)    (137)     (576)   (1,159)
     Transfers (to) from
       the Guarantee
       Account...............     (9)      (5)       11        23
     Transfers (to) from
       other subaccounts.....     --       --    (9,061)       40
                               ------    -----    ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,082    1,093    (9,495)    1,888
                               ------    -----    ------   ------
Increase (decrease) in
  net assets.................  1,439    1,337    (8,994)    3,302
Net assets at beginning
  of year....................  4,104    2,767     8,994     5,692
                               ------    -----    ------   ------
Net assets at end of year.... $5,543    4,104        --     8,994
                               ======    =====    ======   ======
Change in units (note 5):
   Units purchased...........     84       85        74       333
   Units redeemed............    (10)     (10)     (551)     (217)
                               ------    -----    ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........     74       75      (477)      116
                               ======    =====    ======   ======

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                  Eaton Vance Variable         Federated Insurance
                                         Trust                       Series
                              ---------------------------  --------------------------
                                                            Federated
                                    VT            VT       High Income     Federated
                                Floating-      Worldwide      Bond         Kaufmann
                                   Rate         Health     Fund II --     Fund II --
                                  Income       Sciences      Service        Service
                                   Fund          Fund        Shares         Shares
                              -------------  ------------  ----------   --------------
                                Year ended    Year ended   Year ended     Year ended
                               December 31,  December 31,  December 31,  December 31,
                              -------------  ------------  ----------   --------------
                               2006    2005   2006   2005  2006   2005   2006    2005
                              ------  -----  -----  -----  ----   ----  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $  182     68     --     --    41     21      67      --
   Net realized gain
     (loss) on
     investments.............     (5)     1     34     17    (3)    (1)    212     164
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (6)    (5)   (56)   264    20    (10)  1,194     707
   Capital gain
     distribution............     --     --     --     --    --     --      84       9
                              ------  -----  -----  -----  ----   ----  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........    171     64    (22)   281    58     10   1,557     880
                              ------  -----  -----  -----  ----   ----  ------  ------
From capital
  transactions:
   Net premiums..............  1,921  1,921  1,900  1,900   422    422   3,800   3,800
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............     --     --     --     --    --     --      --      --
     Loans...................     --     --     --     --    --     --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (686)  (943)  (518)  (501) (227)  (316) (1,289) (1,381)
     Transfers (to) from
       the Guarantee
       Account...............    110     97      6     (6)   (1)    (2)    142      76
     Transfers (to) from
       other subaccounts.....     --     --     --     --    --     --      --      --
                              ------  -----  -----  -----  ----   ----  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,345  1,075  1,388  1,393   194    104   2,653   2,495
                              ------  -----  -----  -----  ----   ----  ------  ------
Increase (decrease) in
  net assets.................  1,516  1,139  1,366  1,674   252    114   4,210   3,375
Net assets at beginning
  of year....................  2,173  1,034  5,078  3,404   430    316  10,882   7,507
                              ------  -----  -----  -----  ----   ----  ------  ------
Net assets at end of year.... $3,689  2,173  6,444  5,078   682    430  15,092  10,882
                              ======  =====  =====  =====  ====   ====  ======  ======
Change in units (note 5):
   Units purchased...........    226    249    139    145    28     30     201     239
   Units redeemed............   (105)  (148)   (39)   (40)  (15)   (22)    (67)    (89)
                              ------  -----  -----  -----  ----   ----  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........    121    101    100    105    13      8     134     150
                              ======  =====  =====  =====  ====   ====  ======  ======

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund
                            ----------------------------------------------------------------------------------------------
                                               VIP Dynamic
                                  VIP            Capital      VIP Equity-     VIP Growth
                             Contrafund(R)    Appreciation       Income        & Income        VIP Growth      VIP Mid Cap
                              Portfolio --    Portfolio --    Portfolio --   Portfolio --     Portfolio --    Portfolio --
                            Service Class 2  Service Class 2 Service Class 2 Service Class 2 Service Class 2 Service Class 2
                            ---------------  --------------- -------------   --------------  --------------  --------------
                               Year ended                      Year ended     Year ended       Year ended      Year ended
                              December 31,     Year ended     December 31,   December 31,     December 31,    December 31,
                            ---------------   December 31,   -------------   --------------  --------------  --------------
                              2006    2005        2006        2006    2005    2006    2005    2006    2005    2006    2005
                            -------  ------  --------------- -----   ------  -----   -----   ------  ------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income..... $   306      23          15        159       58     30      60       12      15     400      --
 Net realized gain
   (loss) on investments...     214     196         (37)        10      179    107      83      431      21   1,131     391
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     219   3,288         384        151     (207)   252     150     (543)    404    (304)  4,105
 Capital gain
   distribution............   2,648      --         173        427       97    109      --       --      --   3,438     328
                            -------  ------       -----      -----   ------  -----   -----   ------  ------  ------  ------
    Increase (decrease)
     in net assets from
     operations............   3,387   3,507         535        747      127    498     293     (100)    440   4,665   4,824
                            -------  ------       -----      -----   ------  -----   -----   ------  ------  ------  ------
From capital
 transactions:
 Net premiums..............   6,650   6,650         901        950    1,121     --      --    1,504   3,426   8,438   7,410
 Transfers (to) from the
   general account of
   Genworth Life
   Insurance Company of
   New York
   Surrenders..............      --      --          --         --   (1,079)    --      --     (973)     --    (820)     --
   Loans...................      --      --          --         --       --     --      --       --      --      --      --
   Cost of insurance and
    administrative
    expense (note 4a)......    (804)   (845)       (346)      (115)    (172)  (722)   (872)    (517) (1,146) (1,447) (1,079)
   Transfers (to) from
    the Guarantee Account..       3     (96)        (37)        (8)     (10)    86      68       25      --      59    (221)
   Transfers (to) from
    other subaccounts......      --      --       5,499         --       --     --      --   (8,137)     --   7,140      --
                            -------  ------       -----      -----   ------  -----   -----   ------  ------  ------  ------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............   5,849   5,709       6,017        827     (140)  (636)   (804)  (8,098)  2,280  13,370   6,110
                            -------  ------       -----      -----   ------  -----   -----   ------  ------  ------  ------
Increase (decrease) in
 net assets................   9,236   9,216       6,552      1,574      (13)  (138)   (511)  (8,198)  2,720  18,035  10,934
Net assets at beginning
 of year...................  24,605  15,389          --      3,075    3,088  4,265   4,776    8,198   5,478  30,387  19,453
                            -------  ------       -----      -----   ------  -----   -----   ------  ------  ------  ------
Net assets at end of year.. $33,841  24,605       6,552      4,649    3,075  4,127   4,265       --   8,198  48,422  30,387
                            =======  ======       =====      =====   ======  =====   =====   ======  ======  ======  ======
Change in units (note 5):
 Units purchased...........     397     471         568         63      167      1       6      125     276     891     454
 Units redeemed............     (48)    (68)       (174)        (8)    (179)   (46)    (71)    (740)    (94)   (251)    (79)
                            -------  ------       -----      -----   ------  -----   -----   ------  ------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........     349     403         394         55      (12)   (45)    (65)    (615)    182     640     375
                            =======  ======       =====      =====   ======  =====   =====   ======  ======  ======  ======

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                                                   GE Investments Funds, Inc.
                            ---------------------------------------------------------------------------------------------
                                             Mid-Cap           Money       Real Estate     S&P 500(R)        Small-Cap
                               Income        Equity           Market        Securities        Index           Equity
                                Fund          Fund             Fund            Fund           Fund             Fund
                            ------------ --------------  ----------------  ------------ ----------------  --------------
                                           Year ended       Year ended                     Year ended       Year ended
                             Year ended   December 31,     December 31,     Year ended    December 31,     December 31,
                            December 31, --------------  ----------------  December 31, ----------------  --------------
                                2005      2006    2005     2006     2005       2006       2006     2005    2006    2005
                            ------------ ------  ------  -------  -------  ------------ -------  -------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income.....    $  --        150     363    1,608      502       215       2,095    1,675     201     145
 Net realized gain
   (loss) on investments...      (14)       815     335       --       --        58       2,255      941     497     202
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............       24     (1,252)    301       --        1      (232)     13,117    3,689  (1,235)    362
 Capital gain
   distribution............       --      1,092     599       --       --     1,105          --       --   3,004     323
                               -----     ------  ------  -------  -------     -----     -------  -------  ------  ------
    Increase (decrease)
     in net assets from
     operations............       10        805   1,598    1,608      503     1,146      17,467    6,305   2,467   1,032
                               -----     ------  ------  -------  -------     -----     -------  -------  ------  ------
From capital
 transactions:
 Net premiums..............       86      3,629   5,234    9,921  112,745     1,081      30,725   37,210   5,751   4,760
 Transfers (to) from the
   general account of
   Genworth Life
   Insurance Company of
   New York
   Surrenders..............     (490)    (1,020)   (566)      --       --        --        (707)  (1,076)     --      --
   Loans...................       --         --      --       --       --        --      (3,635)      --      --      --
   Cost of insurance and
    administrative
    expense (note 4a)......      (31)    (2,168) (2,709)  (4,823)  (4,801)     (436)    (18,293) (13,917) (2,279) (1,857)
   Transfers (to) from
    the Guarantee Account..       (5)         2      (6)      (2)      79        11          26     (105)     23     (10)
   Transfers (to) from
    other subaccounts......       --     (7,014)     --       --  (76,880)    6,554          --   54,489   6,044      --
                               -----     ------  ------  -------  -------     -----     -------  -------  ------  ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................     (440)    (6,571)  1,953    5,096   31,143     7,210       8,116   76,601   9,539   2,893
                               -----     ------  ------  -------  -------     -----     -------  -------  ------  ------
Increase (decrease) in
 net assets................     (430)    (5,766)  3,551    6,704   31,646     8,356      25,583   82,906  12,006   3,925
Net assets at beginning
 of year...................      430     15,493  11,942   32,091      445        --     106,106   23,200  14,479  10,554
                               -----     ------  ------  -------  -------     -----     -------  -------  ------  ------
Net assets at end of year..    $  --      9,727  15,493   38,795   32,091     8,356     131,689  106,106  26,485  14,479
                               =====     ======  ======  =======  =======     =====     =======  =======  ======  ======
Change in units (note 5):
 Units purchased...........       56        262     443   81,494  110,369       484       2,155    7,118     922     351
 Units redeemed............      (95)      (664)   (310) (76,748) (80,273)     (148)     (1,585)  (1,264)   (327)   (156)
                               -----     ------  ------  -------  -------     -----     -------  -------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........      (39)      (402)    133    4,746   30,096       336         570    5,854     595     195
                               =====     ======  ======  =======  =======     =====     =======  =======  ======  ======

                            --------------
                            Total Return
                              Fund --
                            Class 1 Shares
                            -------------
                            Year ended
                            December 31,
                            -------------
                            2006    2005
                            ----    ----
Increase (decrease) in
 net assets
From operations:
 Net investment income.....    9       5
 Net realized gain
   (loss) on investments...    9      12
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   32     (14)
 Capital gain
   distribution............    7       5
                             ----   ----
    Increase (decrease)
     in net assets from
     operations............   57       8
                             ----   ----
From capital
 transactions:
 Net premiums..............  285     285
 Transfers (to) from the
   general account of
   Genworth Life
   Insurance Company of
   New York
   Surrenders..............   --      --
   Loans...................   --      --
   Cost of insurance and
    administrative
    expense (note 4a)...... (150)   (329)
   Transfers (to) from
    the Guarantee Account..   --      (1)
   Transfers (to) from
    other subaccounts......   --      --
                             ----   ----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  135     (45)
                             ----   ----
Increase (decrease) in
 net assets................  192     (37)
Net assets at beginning
 of year...................  333     370
                             ----   ----
Net assets at end of year..  525     333
                             ====   ====
Change in units (note 5):
 Units purchased...........   21      23
 Units redeemed............  (11)    (27)
                             ----   ----
 Net increase (decrease)
   in units from capital
   transactions with
   policy owners...........   10      (4)
                             ====   ====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                              GE Investments Funds, Inc.
                                    (continued)                        Janus Aspen Series
                              --------------------------  -------------------------------------------
                                                                          International    Worldwide
                                   U.S.        Value         Balanced        Growth          Growth
                                  Equity      Equity       Portfolio --   Portfolio --    Portfolio --
                                   Fund        Fund       Service Shares  Service Shares Service Shares
                              -------------  -----------  --------------  ------------   -------------
                                Year ended   Year ended     Year ended     Year ended      Year ended
                               December 31,  December 31,  December 31,   December 31,    December 31,
                              -------------  -----------  --------------  ------------   -------------
                               2006    2005  2006   2005   2006    2005    2006    2005   2006    2005
                              ------  -----  ----   ----  ------  ------  -----   -----  ------  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $   57     49    3      2      715     627     71      32     146     90
   Net realized gain
     (loss) on
     investments.............    145     78    5      2      214     188    212     675      42     28
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    428    (23)   2     --    3,062   1,701  1,178     151   1,617    335
   Capital gain
     distribution............     --     --   14     --       --      --     --      --      --     --
                              ------  -----  ---    ---   ------  ------  -----   -----  ------  -----
       Increase
         (decrease) in
         net assets from
         operations..........    630    104   24      4    3,991   2,516  1,461     858   1,805    453
                              ------  -----  ---    ---   ------  ------  -----   -----  ------  -----
From capital
  transactions:
   Net premiums..............     --     --  137    137    9,643   9,871     --      78   2,375  2,375
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............     --     --   --     --     (707)   (521)    --      --      --     --
     Loans...................     --     --   --     --       --      --     --      --      --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (646)  (542) (83)   (81)  (1,014) (1,054)  (587)   (363)   (244)  (234)
     Transfers (to) from
       the Guarantee
       Account...............     (1)    --    1     --       22     (54)    --      (6)     44     (6)
     Transfers (to) from
       other subaccounts.....     --     --   --     --       --      --     --     (40)     --     --
                              ------  -----  ---    ---   ------  ------  -----   -----  ------  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (647)  (542)  55     56    7,944   8,242   (587)   (331)  2,175  2,135
                              ------  -----  ---    ---   ------  ------  -----   -----  ------  -----
Increase (decrease) in
  net assets.................    (17)  (438)  79     60   11,935  10,758    874     527   3,980  2,588
Net assets at beginning
  of year....................  4,269  4,707  106     46   31,392  20,634  3,392   2,865   7,653  5,065
                              ------  -----  ---    ---   ------  ------  -----   -----  ------  -----
Net assets at end of year.... $4,252  4,269  185    106   43,327  31,392  4,266   3,392  11,633  7,653
                              ======  =====  ===    ===   ======  ======  =====   =====  ======  =====
Change in units (note 5):
   Units purchased...........      4     --   10     11      739     893      2     841     198    207
   Units redeemed............    (51)   (43)  (6)    (7)    (135)   (187)   (27)   (861)    (20)   (22)
                              ------  -----  ---    ---   ------  ------  -----   -----  ------  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........    (47)   (43)   4      4      604     706    (25)    (20)    178    185
                              ======  =====  ===    ===   ======  ======  =====   =====  ======  =====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                              Legg Mason
                              Partners Variable
                              Portfolios II                 MFS(R) Variable Insurance Trust
                              ----------------  ----------------------------------------------------------------------
                              Legg Mason
                              Partners Variable MFS(R) Investors  MFS(R) Investors     MFS(R) New
                              Aggressive Growth Growth Stock         Trust              Discovery     MFS(R) Utilities
                              Portfolio --      Series -- Service Series -- Service Series -- Service Series -- Service
                               Class II         Class Shares      Class Shares        Class Shares    Class Shares
                              ----------------  ----------------  ----------------  ----------------- ----------------
                              Year ended         Year ended       Year ended                           Year ended
                              December 31,      December 31,      December 31,         Year ended     December 31,
                              ----------------  ----------------  ----------------    December 31,    ----------------
                              2006     2005      2006     2005    2006     2005           2006         2006     2005
                              ----     ----      -----    -----   ----     ----     -----------------  -----    ----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $ --       --        --        6       1        1             --           --       --
   Net realized gain
     (loss) on
     investments.............    1        8       109       76      13        8            (38)          43       31
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   --      (10)      166       85      40       12             --        1,393      (32)
   Capital gain
     distribution............   --       --        --       --      --       --             --           --       --
                               ----     ----     -----    -----    ----     ----           ---         -----     ----
       Increase
         (decrease) in
         net assets from
         operations..........    1       (2)      275      167      54       21            (38)       1,436       (1)
                               ----     ----     -----    -----    ----     ----           ---         -----     ----
From capital
  transactions:
   Net premiums..............   --       --        --       --     285      285             --        1,081       --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............   --       --        --       --      --       --             --           --       --
     Loans...................   --       --        --       --      --       --             --           --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....  (44)    (132)     (614)    (620)   (152)    (146)            --         (440)    (114)
     Transfers (to) from
       the Guarantee
       Account...............   43       41         1       --      (1)      --             19          (27)      (3)
     Transfers (to) from
       other subaccounts.....   --       --        --       --      --       --             19        6,548       --
                               ----     ----     -----    -----    ----     ----           ---         -----     ----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (1)     (91)     (613)    (620)    132      139             38        7,162     (117)
                               ----     ----     -----    -----    ----     ----           ---         -----     ----
Increase (decrease) in
  net assets.................   --      (93)     (338)    (453)    186      160             --        8,598     (118)
Net assets at beginning
  of year....................    4       97     4,245    4,698     343      183             --           --      118
                               ----     ----     -----    -----    ----     ----           ---         -----     ----
Net assets at end of year.... $  4        4     3,907    4,245     529      343             --        8,598       --
                               ====     ====     =====    =====    ====     ====           ===         =====     ====
Change in units (note 5):
   Units purchased...........   --        3        --       --      20       22             81          454       --
   Units redeemed............   --      (10)      (47)     (51)    (11)     (11)           (81)        (141)      (7)
                               ----     ----     -----    -----    ----     ----           ---         -----     ----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........   --       (7)      (47)     (51)      9       11             --          313       (7)
                               ====     ====     =====    =====    ====     ====           ===         =====     ====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                               Oppenheimer    Oppenheimer                     Oppenheimer
                                 Capital         Global       Oppenheimer     Main Street    Oppenheimer
                               Appreciation    Securities     Main Street      Small Cap        MidCap
                                Fund/VA --     Fund/VA --     Fund/VA --      Fund/VA --      Fund/VA --
                              Service Shares Service Shares Service Shares  Service Shares  Service Shares
                              -------------- -------------  --------------  --------------  --------------
                                               Year ended     Year ended      Year ended
                                Year ended    December 31,   December 31,    December 31,     Year ended
                               December 31,  -------------  --------------  --------------   December 31,
                                   2006       2006    2005   2006    2005    2006    2005        2006
                              -------------- ------  -----  ------  ------  ------  ------  --------------
Increase (decrease) in
  net assets
From operations:
   Net investment income.....     $   --         24     15     102      81      16      --         --
   Net realized gain
     (loss) on
     investments.............         16        296     34     138      85   1,066     207        (60)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        509      1,640    238   1,232     270    (444)    362         --
   Capital gain
     distribution............         --        146     --      --      --     260     166         --
                                  ------     ------  -----  ------  ------  ------  ------       ----
       Increase
         (decrease) in
         net assets from
         operations..........        525      2,106    287   1,472     436     898     735        (60)
                                  ------     ------  -----  ------  ------  ------  ------       ----
From capital
  transactions:
   Net premiums..............        810      2,423    802   3,800   3,800   2,066   3,269         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............         --         --     --      --      --  (1,420)     --         --
     Loans...................         --         --     --      --      --      --      --         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (317)      (819)  (166) (1,126) (1,065)   (781) (1,534)        --
     Transfers (to) from
       the Guarantee
       Account...............        (58)      (123)     3      34      19     215     130         23
     Transfers (to) from
       other subaccounts.....      4,929      9,868     --      --      --  (5,165)     --         37
                                  ------     ------  -----  ------  ------  ------  ------       ----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      5,364     11,349    639   2,708   2,754  (5,085)  1,865         60
                                  ------     ------  -----  ------  ------  ------  ------       ----
Increase (decrease) in
  net assets.................      5,889     13,455    926   4,180   3,190  (4,187)  2,600         --
Net assets at beginning
  of year....................         --      2,607  1,681  10,240   7,050   9,121   6,521         --
                                  ------     ------  -----  ------  ------  ------  ------       ----
Net assets at end of year....     $5,889     16,062  2,607  14,420  10,240   4,934   9,121         --
                                  ======     ======  =====  ======  ======  ======  ======       ====
Change in units (note 5):
   Units purchased...........        420        832     49     252     289     117     204        126
   Units redeemed............        (26)      (212)   (10)    (79)    (82)   (383)    (95)      (126)
                                  ------     ------  -----  ------  ------  ------  ------       ----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........        394        620     39     173     207    (266)    109         --
                                  ======     ======  =====  ======  ======  ======  ======       ====

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust
                              ---------------------------------------------------------------
                                Foreign Bond
                                 Portfolio                        Long-Term
                                (U.S. Dollar     High Yield    U.S. Government  Total Return
                                 Hedged) --     Portfolio  --   Portfolio --    Portfolio  --
                               Administrative  Administrative  Administrative  Administrative
                                Class Shares    Class Shares    Class Shares    Class Shares
                              ---------------  --------------  --------------  --------------
                                 Year ended      Year ended      Year ended      Year ended
                                December 31,    December 31,    December 31,    December 31,
                              ---------------  --------------  --------------  --------------
                                2006    2005    2006    2005    2006    2005    2006    2005
                              -------  ------  ------  ------  ------  ------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $   758     500   3,974   3,224     837     895   1,808   1,323
   Net realized gain
     (loss) on
     investments.............     (12)     13      22     171    (873)     15    (391)     20
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (414)    238     983    (866)   (288)   (372)    (57)   (916)
   Capital gain
     distribution............      43      --      --      --     118     408      --     256
                              -------  ------  ------  ------  ------  ------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     375     751   4,979   2,529    (206)    946   1,360     683
                              -------  ------  ------  ------  ------  ------  ------  ------
From capital
  transactions:
   Net premiums..............   5,121   5,762  10,244  11,426   1,532   3,218  11,599  12,984
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............    (642)     --  (1,935)   (520) (1,698)     --  (2,081)     --
     Loans...................      --      --  (3,497)     --      --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (595)   (872) (5,362) (5,304) (2,504) (3,076) (2,102) (2,761)
     Transfers (to) from
       the Guarantee
       Account...............      13      37     111      90      29      43      77     140
     Transfers (to) from
       other subaccounts.....  (2,415)     --  (3,439) 22,391  (6,059)     --  (3,680)     --
                              -------  ------  ------  ------  ------  ------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,482   4,927  (3,878) 28,083  (8,700)    185   3,813  10,363
                              -------  ------  ------  ------  ------  ------  ------  ------
Increase (decrease) in
  net assets.................   1,857   5,678   1,101  30,612  (8,906)  1,131   5,173  11,046
Net assets at beginning
  of year....................  17,012  11,334  58,196  27,584  21,143  20,012  34,861  23,815
                              -------  ------  ------  ------  ------  ------  ------  ------
Net assets at end of year.... $18,869  17,012  59,297  58,196  12,237  21,143  40,034  34,861
                              =======  ======  ======  ======  ======  ======  ======  ======
Change in units (note 5):
   Units purchased...........     439     515     690   2,420     250     274   1,229   1,139
   Units redeemed............    (316)    (82)   (942)   (482)   (987)   (260)   (914)   (246)
                              -------  ------  ------  ------  ------  ------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........     123     433    (252)  1,938    (737)     14     315     893
                              =======  ======  ======  ======  ======  ======  ======  ======

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                              Van Kampen Life Investment Trust
                              -------------------------------
                                                 Strategic
                                 Comstock         Growth
                               Portfolio --    Portfolio --
                              Class II Shares  Class II Shares
                              ---------------  --------------
                                Year ended      Year ended
                               December 31,    December 31,
                              ---------------  --------------
                               2006     2005    2006    2005
                              ------   -----   -----   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income..... $  140      35      --      --
   Net realized gain
     (loss) on
     investments.............     56      60      32      12
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    429     (18)      3      86
   Capital gain
     distribution............    259     119      --      --
                              ------   -----   -----   -----
       Increase
         (decrease) in
         net assets from
         operations..........    884     196      35      98
                              ------   -----   -----   -----
From capital
  transactions:
   Net premiums..............  2,175   2,175     960     960
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Surrenders..............     --      --      --      --
     Loans...................     --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....   (741)   (713)   (294)   (296)
     Transfers (to) from
       the Guarantee
       Account...............      7       4       1       1
     Transfers (to) from
       other subaccounts.....     --      --      --      --
                              ------   -----   -----   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,441   1,466     667     665
                              ------   -----   -----   -----
Increase (decrease) in
  net assets.................  2,325   1,662     702     763
Net assets at beginning
  of year....................  5,440   3,778   1,169     406
                              ------   -----   -----   -----
Net assets at end of year.... $7,765   5,440   1,871   1,169
                              ======   =====   =====   =====
Change in units (note 5):
   Units purchased...........    124     143     101     115
   Units redeemed............    (45)    (47)    (48)    (55)
                              ------   -----   -----   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     policy owners...........     79      96      53      60
                              ======   =====   =====   =====

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life of New York VL Separate Account 1 ("Separate Account") is a separate investment account established on March 20, 2000 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies, as well as flexible premium variable universal life insurance policies (collectively, the "Policies") issued by GLICNY, as well as other purposes permitted by law. GLICNY began selling the Policies in August, 2002.

   Currently there are multiple Subaccounts for the Separate Account available under each policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM
V.I. Capital Appreciation Fund -- Series I shares. The AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Core Equity
Fund -- Series I shares was added to the Separate Account effective May 1, 2006.

   Fidelity(R) Variable Insurance Products Fund -- VIP Balanced
Portfolio -- Service Class 2 and Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares were added to the Separate Account effective May 1, 2006.

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to policies issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund --              MFS(R) Variable Insurance Trust -- MFS(R) New Discovery
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust --
  Goldman Sachs Mid Cap Value Fund

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective April 29, 2005, the following portfolios were made available to the Separate Account:

American Century Variable Portfolios II, Inc. --             PIMCO Variable Insurance Trust --
  VP Inflation Protection Fund -- Class II                     All Asset Portfolio  -- Advisor Class Shares
BlackRock Variable Series Funds, Inc. --                     PIMCO Variable Insurance Trust --
  BlackRock Global Allocation V.I. Fund -- Class III Shares    Low Duration Portfolio -- Administrative Class Shares
Franklin Templeton Variable Insurance Products Trust --      The Prudential Series Fund -- Natural Resources
  Franklin Income Securities Fund -- Class 2 Shares            Portfolio -- Class II Shares
Goldman Sachs Variable Insurance Trust --                    Legg Mason Partners Variable Portfolios I, Inc. --
  Goldman Sachs Mid Cap Value Fund                             Legg Mason Partners Variable Total Return
MFS(R) Variable Insurance Trust --  MFS(R) Total Return         Portfolio -- Class II
  Series -- Service Class Shares                             Janus Aspen Series -- International Growth
                                                               Portfolio -- Service Shares is not available for new
                                                               premium or transfers on or after November 15, 2004.

   The following portfolios are not available to policies issued on or after May 1, 2003:

Dreyfus -- The Dreyfus Socially Responsible Growth Fund,     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service
  Inc. -- Initial Shares                                       Shares
Janus Aspen Series -- Global Life Sciences                   Janus Aspen Series -- Worldwide Growth Portfolio -- Service
  Portfolio -- Service Shares                                  Shares
Janus Aspen Series -- Global Technology                      PIMCO Variable Insurance Trust -- Foreign Bond Portfolio
  Portfolio -- Service Shares                                  (U.S. Dollar Hedged) -- Administrative Class Shares
Janus Aspen Series --  Large Cap Growth
  Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios funds were available, but not shown on the statements due to not having had any activity since their inception:

AIM Variable Insurance Funds -- AIM V.I. International       BlackRock Variable Series Funds, Inc. --
  Growth Fund -- Series II shares                              BlackRock Value Opportunities V.I. Fund -- Class III
AllianceBernstein Variable Products Series Fund, Inc. --        Shares
  AllianceBernstein Global Technology Portfolio -- Class B   Dreyfus -- The Dreyfus Socially Responsible Growth Fund,
AllianceBernstein Variable Products Series Fund, Inc. --       Inc. -- Initial Shares
  AllianceBernstein Small Cap Growth Portfolio -- Class B    Evergreen Variable Annuity Trust --
American Century Variable Portfolios II, Inc. --               Evergreen VA Omega Fund -- Class 2
  VP Inflation Protection Fund -- Class II                   Fidelity(R) Variable Insurance Products Fund --
BlackRock Variable Series Funds, Inc. --                       VIP Asset Manager/SM/ Portfolio -- Service Class 2
  BlackRock Basic Value V.I. Fund -- Class III Shares        Fidelity(R) Variable Insurance Products Fund --
BlackRock Variable Series Funds, Inc. --                       VIP Balanced Portfolio -- Service Class 2
  BlackRock Global Allocation V.I. Fund -- Class III Shares  Fidelity(R) Variable Insurance Products Fund --
BlackRock Variable Series Funds, Inc. --                       VIP Value Strategies Portfolio -- Service Class 2
  BlackRock Value Large Cap Growth V.I. Fund -- Class III    Franklin Templeton Variable Insurance Products
   Shares                                                      Trust -- Franklin Income Securities Fund -- Class 2 Shares
                                                             Franklin Templeton Variable Insurance Products
                                                               Trust -- Mutual Shares Securities Fund -- Class 2 Shares

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

Franklin Templeton Variable Insurance Products                Legg Mason Partners Variable Portfolios I, Inc. --
  Trust -- Templeton Growth Securities Fund -- Class 2          Legg Mason Partners Variable Total Return
  Shares                                                         Portfolio -- Class II
GE Investments Funds, Inc. -- Premier Growth Equity Fund      MFS(R) Variable Insurance Trust -- MFS(R) Total Return
GE Investments Funds, Inc. -- Total Return Fund -- Class 3      Series -- Service Class Shares
  shares                                                      Oppenheimer Variable Account Funds --  Oppenheimer Balanced
Goldman Sachs Variable Insurance Trust --                       Fund/VA -- Service Shares
  Goldman Sachs Mid Cap Value Fund                            PIMCO Variable Insurance Trust -- All Asset Portfolio
Janus Aspen Series -- Forty Portfolio -- Service Shares          -- Advisor Class Shares
Janus Aspen Series -- Global Life Sciences                    PIMCO Variable Insurance Trust -- Low Duration
  Portfolio -- Service Shares                                   Portfolio -- Administrative Class Shares
Janus Aspen Series -- Global Technology                       The Prudential Series Fund, Inc. -- Jennison 20/20 Focus
  Portfolio -- Service Shares                                   Portfolio -- Class II Shares
Janus Aspen Series -- Large Cap Growth Portfolio -- Service   The Prudential Series Fund, Inc. -- Jennison
  Shares                                                        Portfolio -- Class II Shares
Janus Aspen Series -- Mid Cap Growth Portfolio -- Service     The Prudential Series Fund, Inc. -- Natural Resources
  Shares                                                        Portfolio -- Class II Shares
Legg Mason Partners Variable Portfolios I, Inc. --            Rydex Variable Trust -- OTC Fund
  Legg Mason Partners Variable All Cap Portfolio -- Class II

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There is one unit class included in the Separate Account that is sold under policy form NY1260 and NY1261.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2006 were:

                                                                            Cost of   Proceeds
                                                                             Shares     from
Fund/Portfolio                                                              Acquired Shares Sold
--------------                                                              -------- -----------
AIM Variable Insurance Funds
  AIM V.I. Basic Value Fund -- Series II shares............................ $    15    $    15
  AIM V.I. Capital Appreciation Fund -- Series I shares....................     285        152
  AIM V.I. Core Equity Fund -- Series I shares.............................     463        369(a)
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio -- Class B.................   2,049      9,476
  AllianceBernstein International Value Portfolio -- Class B...............   8,665      2,708
  AllianceBernstein Large Cap Growth Portfolio -- Class B..................     162        720
Columbia Funds Variable Insurance Trust I
  Columbia Marsico Growth Fund, Variable Series -- Class A.................   1,235        152
  Columbia Marsico International Opportunities Fund, Variable Series --
   Class B.................................................................   1,484     10,979
Eaton Vance Variable Trust
  VT Floating-Rate Income Fund.............................................   2,706      1,190
  VT Worldwide Health Sciences Fund........................................   1,905        518
Federated Insurance Series
  Federated High Income Bond Fund II -- Service Shares.....................     463        228
  Federated Kaufmann Fund II -- Service Shares.............................   4,014      1,209
Fidelity(R) Variable Insurance Products Fund
  VIP Contrafund(R) Portfolio -- Service Class 2...........................   9,636        832
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............   8,853      2,648
  VIP Equity-Income Portfolio -- Service Class 2...........................   1,536        123
  VIP Growth Portfolio -- Service Class 2..................................   1,711      9,796
  VIP Growth & Income Portfolio -- Service Class 2.........................     154        651
  VIP Mid Cap Portfolio -- Service Class 2.................................  22,468      5,258
GE Investments Funds, Inc.
  Mid-Cap Equity Fund......................................................   5,671     10,999
  Money Market Fund........................................................  89,121     82,470
  Real Estate Securities Fund..............................................  11,718      3,188
  S&P 500(R) Index Fund....................................................  33,508     23,298
  Small-Cap Equity Fund....................................................  17,868      5,125
  Total Return Fund -- Class 1 shares......................................     301        151
  U.S. Equity Fund.........................................................     116        705
  Value Equity Fund........................................................     155         83
Janus Aspen Series
  Balanced Portfolio -- Service Shares.....................................  10,461      1,802
  International Growth Portfolio -- Service Shares.........................     124        640
  Worldwide Growth Portfolio -- Service Shares.............................   2,586        265
Legg Mason Partners Variable Portfolios II
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II.....       8          8
MFS(R) Variable Insurance Trust
  MFS(R) Investors Growth Stock Series -- Service Class Shares.............       1        614
  MFS(R) Investors Trust Series -- Service Class Shares....................     286        153
  MFS(R) New Discovery Series -- Service Class Shares......................   1,144      1,106
  MFS(R) Utilities Series -- Service Class Shares..........................  10,398      3,236

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                            Cost of   Proceeds
                                                                             Shares     from
Fund/Portfolio                                                              Acquired Shares Sold
--------------                                                              -------- -----------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares............... $ 5,739    $   375
  Oppenheimer Global Securities Fund/VA -- Service Shares..................  15,425      3,906
  Oppenheimer Main Street Fund/VA -- Service Shares........................   3,936      1,126
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares..............   2,527      7,336
  Oppenheimer MidCap Fund/VA -- Service Shares.............................   2,059      1,999
PIMCO Variable Insurance Trust
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
   Shares..................................................................   5,964      3,693
  High Yield Portfolio -- Administrative Class Shares......................  14,803     14,741
  Long-Term U.S. Government Portfolio -- Administrative Class Shares.......   3,944     11,658
  Total Return Portfolio -- Administrative Class Shares....................  16,274     10,678
Van Kampen Life Investment Trust
  Comstock Portfolio -- Class II Shares....................................   2,580        741
  Strategic Growth Portfolio -- Class II Shares............................   1,254        586

--------
(a)Activity from AIM V.I. Premier Equity Fund -- Series I shares is combined with AIM V.I. Core Equity Fund -- Series I shares

(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Policy Form NY1260 and NY1261

   Net premiums transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. Currently, a 5% charge from each premium is assessed before the premium payment is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of another life insurance policy.

   Policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy value. The monthly deduction consists of a cost of the mortality and expense risk charge (discussed below), a policy charge of $5, a maximum monthly expense charge of $0.33 per $1,000 of base specified amount for the first 10 policy years and for 10 years following an increase in specified amount. There is also a maximum monthly expense, if assessed, of $0.33 per $1,000 of the modified base specified amount until the Insured, (or the younger Insured in a joint and last survivor Policy), reaches Attained Age of 100. GLICNY also assesses charges for additional benefits added by riders to the policy. There is a cost of insurance charge assessed to all policies which varies by the Insured's gender, issue age, risk class and year of coverage but is currently guaranteed not to exceed $67.13 per $1,000 of specified amount.

   A mortality and expense risk charge is deducted monthly from the unloaned assets in the subaccounts. This charge is for the mortality and expense risks that GLICNY assumes. This charge is equal to an effective annual rate of 0.50% for the first $100,000 of the policy's unloaned assets in the subaccounts (0.50% for the first $200,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

annual effective rate of 0.10% for the policy's unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GLICNY does not deduct a mortality and expense risk charge for the policy's unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy).

   There is a surrender charge if the policy is surrendered during the first 10 policy years or the first 10 policy years following an increase in specified amount. The maximum surrender charge assessed is $32.00 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) and by the year of coverage. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   A net loan charge of an annualized rate of 0.15% for policy years 1-5 is assessed for all loans taken. There is no charge assessed after the fifth policy year (a maximum of 0.40% in policy years 1-10; rate of 0.0% in policy years 11 and after).

   There are various riders available under the Policy. Some rider options assess additional charges, if elected.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GLICNY attributable to decreases in share values between the date charges and deductions are assessed and the date corresponding shares are redeemed.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as principal underwriter for variable life insurance policies and variable annuity contracts issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLICNY until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLICNY and CBC are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLICNY separate accounts, as well as separate accounts of insurance companies affiliated with GLICNY.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006


(6)Financial Highlights

   A summary by unit type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were available to policy owners during 2006.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Separate Account. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type I are zero because the expenses are deducted monthly by redemption of units.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.

   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                     Net Assets    Expenses as a Investment
                                                                  ---------------- % of Average    Income    Total
Type I:                                                     Units Unit Value   $    Net Assets     Ratio     Return
-------                                                     ----- ---------- ----- ------------- ---------- ------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares
   2006....................................................    1    $17.20       8     0.00%        0.42%   12.94%
   2005....................................................    1     15.23       7     0.00%        0.06%    5.43%
   2004....................................................   14     14.45     195     0.00%        0.00%   10.84%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2006....................................................   34     14.97     509     0.00%        0.07%    6.30%
   2005....................................................   25     14.09     348     0.00%        0.08%    8.84%
   2004....................................................   14     12.94     180     0.00%        0.00%    6.63%
   2003....................................................    2     12.14      24     0.00%        0.00%   29.52%
 AIM V.I. Core Equity Fund -- Series I shares
   2006....................................................   33     10.92     356     0.00%        0.61%    9.16%(a)
   2005....................................................   17     12.96     225     0.00%        1.09%    5.65%
   2004....................................................   10     12.26     119     0.00%        0.92%    5.77%
   2003....................................................    1     11.59      16     0.00%        0.00%   25.08%
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B
   2006....................................................   --     16.92      --     0.00%        1.24%   16.98%
   2005....................................................  543     14.46   7,855     0.00%        1.17%    4.60%
   2004....................................................  468     13.83   6,468     0.00%        0.76%   11.22%
   2003....................................................  168     12.43   2,091     0.00%        0.66%   32.18%
   2002....................................................    9      9.41      88     0.00%        0.00%   (5.90)%
 AllianceBernstein International Value Portfolio -- Class B
   2006....................................................  426     16.62   7,083     0.00%        0.00%   35.12%

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type I:                                                  Units Unit Value   $     Net Assets     Ratio    Return
-------                                                  ----- ---------- ------ ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2006.................................................    --   $13.72       --     0.00%        0.00%   (0.64)%
   2005.................................................    47    13.81      645     0.00%        0.00%   14.84%
   2004.................................................    30    12.02      365     0.00%        0.00%    8.35%
   2003.................................................    12    11.10      128     0.00%        0.00%   23.37%
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series --
   Class A
   2006.................................................   345    16.08    5,543     0.00%        0.00%    6.09%
   2005.................................................   271    15.16    4,104     0.00%        0.00%    7.45%
   2004.................................................   196    14.11    2,767     0.00%        0.00%   13.03%
   2003.................................................   105    12.48    1,316     0.00%        0.00%   24.83%
 Columbia Marsico International Opportunities Fund,
   Variable Series -- Class B
   2006.................................................    --    23.22       --     0.00%        0.00%   23.22%
   2005.................................................   477    18.84    8,994     0.00%        1.05%   19.52%
   2004.................................................   361    15.77    5,692     0.00%        0.33%   16.59%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2006.................................................   320    11.54    3,689     0.00%        5.83%    5.54%
   2005.................................................   199    10.93    2,173     0.00%        4.17%    3.86%
   2004.................................................    98    10.53    1,034     0.00%        1.65%    2.83%
 VT Worldwide Health Sciences Fund
   2006.................................................   471    13.67    6,444     0.00%        0.00%    0.00%
   2005.................................................   371    13.67    5,078     0.00%        0.00%    7.03%
   2004.................................................   266    12.77    3,404     0.00%        0.00%    6.24%
   2003.................................................   150    12.02    1,799     0.00%        0.00%   20.23%
Federated Insurance Series
 Federated High Income Bond Fund II -- Service Shares
   2006.................................................    42    16.08      682     0.00%        7.34%   10.57%
   2005.................................................    30    14.54      430     0.00%        6.41%    2.27%
   2004.................................................    22    14.22      316     0.00%        6.68%   10.16%
   2003.................................................    18    12.91      232     0.00%        0.00%   21.79%
 Federated Kaufmann Fund II -- Service Shares
   2006.................................................   772    19.55   15,092     0.00%        0.59%   14.60%
   2005.................................................   638    17.06   10,882     0.00%        0.00%   10.88%
   2004.................................................   488    15.39    7,507     0.00%        0.00%   14.48%
   2003.................................................   263    13.44    3,528     0.00%        0.00%   34.43%
Fidelity(R) Variable Insurance Products Fund
 VIP Contrafund(R) Portfolio -- Service Class 2
   2006................................................. 1,840    18.39   33,841     0.00%        1.07%   11.43%
   2005................................................. 1,491    16.50   24,605     0.00%        0.12%   16.65%
   2004................................................. 1,088    14.15   15,389     0.00%        0.15%   15.16%
   2003.................................................   626    12.29    7,688     0.00%        0.00%   28.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2006.................................................   394    16.64    6,552     0.00%        0.25%   13.81%

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                             Net Assets     Expenses as a Investment
                                                         ------------------ % of Average    Income   Total
Type I:                                           Units  Unit Value    $     Net Assets     Ratio    Return
-------                                           ------ ---------- ------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2006..........................................    267   $17.42     4,649     0.00%        4.13%   19.93%
   2005..........................................    212    14.53     3,075     0.00%        1.98%    5.57%
   2004..........................................    224    13.76     3,088     0.00%        1.07%   11.23%
   2003..........................................    128    12.37     1,589     0.00%        0.32%   30.03%
   2002..........................................      9     9.51        89     0.00%        0.00%   (4.90)%
 VIP Growth & Income Portfolio -- Service Class 2
   2006..........................................    272    15.17     4,127     0.00%        0.73%   12.86%
   2005..........................................    317    13.44     4,265     0.00%        1.40%    7.40%
   2004..........................................    382    12.51     4,776     0.00%        0.78%    5.52%
   2003..........................................    415    11.86     4,922     0.00%        0.00%   23.44%
 VIP Growth Portfolio -- Service Class 2
   2006..........................................     --    14.21        --     0.00%        0.16%    6.57%
   2005..........................................    615    13.33     8,198     0.00%        0.23%    5.50%
   2004..........................................    433    12.64     5,478     0.00%        0.10%    3.12%
   2003..........................................    125    12.26     1,533     0.00%        0.00%   32.54%
 VIP Mid Cap Portfolio -- Service Class 2
   2006..........................................  2,172    22.30    48,422     0.00%        1.04%   12.40%
   2005..........................................  1,532    19.84    30,387     0.00%        0.00%   18.02%
   2004..........................................  1,157    16.81    19,453     0.00%        0.00%   24.66%
   2003..........................................    686    13.48     9,254     0.00%        0.00%   38.25%
GE Investments Funds, Inc.
 Mid-Cap Equity Fund
   2006..........................................    554    17.56     9,727     0.00%        1.18%    8.40%
   2005..........................................    957    16.20    15,493     0.00%        2.71%   11.74%
   2004..........................................    824    14.49    11,942     0.00%        1.26%   16.02%
   2003..........................................    551    12.49     6,882     0.00%        2.66%   32.94%
   2002..........................................      5     9.40        45     0.00%        0.00%   (6.00)%
 Money Market Fund
   2006.......................................... 35,277     1.10    38,794     0.00%        4.54%    4.63%
   2005.......................................... 30,531     1.05    32,091     0.00%        3.30%    2.81%
   2004..........................................    435     1.02       445     0.00%        0.47%    0.95%
 Real Estate Securities Fund
   2006..........................................    337    24.83     8,356     0.00%        2.94%   33.03%
 S&P 500(R) Index Fund
   2006..........................................  8,159    16.14   131,689     0.00%        1.76%   15.43%
   2005..........................................  7,588    13.98   106,106     0.00%        2.12%    4.51%
   2004..........................................  1,734    13.38    23,200     0.00%        2.13%   10.46%
   2003..........................................    925    12.11    11,198     0.00%        2.15%   28.27%
   2002..........................................      9     9.44        88     0.00%        1.33%   (5.60)%
 Small-Cap Equity Fund
   2006..........................................  1,562    16.95    26,485     0.00%        1.07%   13.27%
   2005..........................................    967    14.97    14,479     0.00%        1.26%    9.53%
   2004..........................................    772    13.67    10,554     0.00%        7.81%   15.15%
   2003..........................................    545    11.87     6,467     0.00%        0.14%   24.11%

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income   Total
Type I:                                                Units Unit Value   $     Net Assets     Ratio    Return
-------                                                ----- ---------- ------ ------------- ---------- ------
 Total Return Fund -- Class 1 shares
   2006...............................................    36   $14.73      525     0.00%        2.18%   13.75%
   2005...............................................    26    12.95      333     0.00%        1.92%    3.67%
   2004...............................................    30    12.49      370     0.00%        1.13%    8.19%
   2003...............................................    39    11.55      449     0.00%        1.09%   15.49%
 U.S. Equity Fund
   2006...............................................   283    15.03    4,252     0.00%        1.36%   16.12%
   2005...............................................   330    12.94    4,269     0.00%        1.11%    2.51%
   2004...............................................   373    12.62    4,707     0.00%        1.31%    8.17%
   2003...............................................   412    11.67    4,812     0.00%        0.85%   23.28%
 Value Equity Fund
   2006...............................................    12    15.79      185     0.00%        2.17%   17.85%
   2005...............................................     8    13.40      106     0.00%        1.69%    4.06%
   2004...............................................     4    12.88       46     0.00%        1.75%    9.57%
Janus Aspen Series
 Balanced Portfolio -- Service Shares
   2006............................................... 3,018    14.35   43,327     0.00%        1.98%   10.41%
   2005............................................... 2,415    13.00   31,392     0.00%        2.33%    7.66%
   2004............................................... 1,709    12.07   20,634     0.00%        2.82%    8.29%
   2003...............................................   898    11.15   10,008     0.00%        3.05%   13.72%
   2002...............................................     5     9.80       45     0.00%        0.00%   (2.00)%
 International Growth Portfolio -- Service Shares
   2006...............................................   149    28.68    4,266     0.00%        1.86%   46.63%
   2005...............................................   173    19.56    3,392     0.00%        1.07%   31.94%
   2004...............................................   193    14.83    2,865     0.00%        0.69%   18.69%
   2003...............................................   340    12.49    4,245     0.00%        0.16%   34.53%
 Worldwide Growth Portfolio -- Service Shares
   2006...............................................   792    14.68   11,633     0.00%        1.61%   17.94%
   2005...............................................   615    12.45    7,653     0.00%        1.38%    5.57%
   2004...............................................   430    11.79    5,065     0.00%        1.15%    4.53%
   2003...............................................   239    11.28    2,696     0.00%        0.80%   23.68%
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth
   Portfolio -- Class II
   2006...............................................     1    16.77        4     0.00%        0.00%   10.75%
   2005...............................................     1    15.14        4     0.00%        0.00%    9.64%
   2004...............................................     7    13.81       97     0.00%        0.00%    8.79%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2006...............................................   285    13.71    3,907     0.00%        0.00%    7.30%
   2005...............................................   332    12.78    4,245     0.00%        0.14%    4.23%
   2004...............................................   383    12.26    4,698     0.00%        0.00%    8.98%
   2003...............................................   434    11.25    4,880     0.00%        0.00%   22.60%

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income   Total
Type I:                                                Units Unit Value   $     Net Assets     Ratio    Return
-------                                                ----- ---------- ------ ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2006...............................................    35   $15.29      529     0.00%        0.24%   12.69%
   2005...............................................    25    13.57      343     0.00%        0.29%    7.02%
   2004...............................................    14    12.68      183     0.00%        0.00%   11.12%
   2003...............................................     2    11.41       25     0.00%        0.00%   21.84%
 MFS(R) New Discovery Series -- Service Class Shares
   2006...............................................    --    15.85       --     0.00%        0.00%   12.93%
 MFS(R) Utilities Series -- Service Class Shares
   2006...............................................   313    27.47    8,598     0.00%        0.00%   30.96%
   2005...............................................    --    20.98       --     0.00%        0.00%   16.57%
   2004...............................................     7    17.99      118     0.00%        1.48%   29.84%
   2003...............................................    16    13.86      219     0.00%        0.00%   35.57%
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2006...............................................   394    14.96    5,889     0.00%        0.00%    7.68%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2006...............................................   765    20.99   16,062     0.00%        0.28%   17.36%
   2005...............................................   146    17.89    2,607     0.00%        0.74%   14.06%
   2004...............................................   107    15.68    1,681     0.00%        0.83%   18.88%
   2003...............................................    59    13.19      783     0.00%        0.00%   42.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2006...............................................   931    15.49   14,420     0.00%        0.95%   14.76%
   2005...............................................   759    13.50   10,240     0.00%        1.06%    5.74%
   2004...............................................   552    12.76    7,050     0.00%        0.59%    9.14%
   2003...............................................   314    11.69    3,673     0.00%        0.00%   26.44%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2006...............................................   238    20.75    4,934     0.00%        0.23%   14.66%
   2005...............................................   504    18.10    9,121     0.00%        0.00%    9.71%
   2004...............................................   395    16.50    6,521     0.00%        0.00%   19.18%
   2003...............................................   139    13.84    1,923     0.00%        0.00%   38.43%
 Oppenheimer MidCap Fund/VA -- Service Shares
   2006...............................................    --    16.65       --     0.00%        0.00%    2.70%
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2006............................................... 1,571    12.01   18,869     0.00%        4.38%    2.19%
   2005............................................... 1,447    11.76   17,012     0.00%        3.34%    5.15%
   2004............................................... 1,014    11.18   11,334     0.00%        3.51%    5.56%
   2003...............................................   505    10.59    5,348     0.00%        2.35%    2.26%

                GENWORTH LIFE OF NEW YORK VL SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income   Total
Type I:                                                Units Unit Value   $     Net Assets     Ratio    Return
-------                                                ----- ---------- ------ ------------- ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2006............................................... 3,574   $16.59   59,298     0.00%        6.89%    9.08%
   2005............................................... 3,826    15.21   58,196     0.00%        6.76%    4.11%
   2004............................................... 1,888    14.61   27,584     0.00%        6.67%    9.54%
   2003............................................... 1,228    13.34   16,380     0.00%        7.37%   22.85%
   2002...............................................     4    10.86       46     0.00%        0.00%    8.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2006...............................................   985    12.42   12,237     0.00%        5.19%    1.15%
   2005............................................... 1,721    12.28   21,143     0.00%        4.35%    4.75%
   2004............................................... 1,707    11.73   20,012     0.00%        4.05%    7.57%
   2003............................................... 2,079    10.90   22,658     0.00%        2.64%    3.90%
 Total Return Portfolio -- Administrative Class Shares
   2006............................................... 3,289    12.17   40,033     0.00%        5.02%    3.84%
   2005............................................... 2,974    11.72   34,861     0.00%        4.52%    2.45%
   2004............................................... 2,081    11.44   23,815     0.00%        2.62%    4.89%
   2003............................................... 1,530    10.91   16,691     0.00%        2.27%    5.04%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2006...............................................   426    18.23    7,765     0.00%        2.43%   16.04%
   2005...............................................   346    15.71    5,440     0.00%        0.85%    4.11%
   2004...............................................   250    15.09    3,778     0.00%        0.64%   17.43%
   2003...............................................   145    12.85    1,864     0.00%        0.00%   30.77%
 Strategic Growth Portfolio -- Class II Shares
   2006...............................................   150    12.51    1,871     0.00%        0.00%    2.62%
   2005...............................................    96    12.19    1,169     0.00%        0.01%    7.64%
   2004...............................................    36    11.33      406     0.00%        0.00%    6.78%

--------
(a)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Premier Equity Fund -- Series I shares activity is presented.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Financial Statements

                 Years Ended December 31, 2006, 2005 and 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                               Table of Contents

                               December 31, 2006

                                                                                                               Page
                                                                                                               ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm.................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004..................... F-2

   Consolidated Balance Sheets as of December 31, 2006 and 2005............................................... F-3

   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and
     2004..................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004................. F-5

   Notes to Consolidated Financial Statements................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiary (the Company) as of
December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiary as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
April 23, 2007

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                   Years ended December 31,
                                                   ----------------------
                                                    2006     2005    2004
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $247.1   $246.6  $219.7
   Premiums.......................................  182.7    186.6   193.1
   Net investment gains (losses)..................  (24.1)    (4.4)   (0.3)
   Other income...................................   10.8      6.8     5.2
                                                   ------   ------  ------
       Total revenues.............................  416.5    435.6   417.7
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  183.7    176.6   180.5
   Interest credited..............................  109.5    123.3   120.9
   Acquisition and operating expenses, net of
     deferrals....................................   41.9     43.2    38.3
   Amortization of deferred acquisition costs and
     intangibles..................................   36.6     29.4    24.7
                                                   ------   ------  ------
       Total benefits and expenses................  371.7    372.5   364.4
                                                   ------   ------  ------
Income before income taxes........................   44.8     63.1    53.3
Provision (benefit) for income taxes..............   12.7     19.7   (25.7)
                                                   ------   ------  ------
Net income........................................ $ 32.1   $ 43.4  $ 79.0
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                     December 31,
                                                   -----------------
                                                     2006     2005
                                                   -------- --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at
   fair value..................................... $3,380.7 $3,727.3
 Equity securities available-for-sale, at fair
   value..........................................     43.0     47.3
 Commercial mortgage loans........................    825.7    666.8
 Other invested assets............................     17.3    212.7
                                                   -------- --------
   Total investments..............................  4,266.7  4,654.1
                                                   -------- --------
Cash and cash equivalents.........................    102.9     35.7
Accrued investment income.........................     39.5     42.0
Deferred acquisition costs........................    301.4    299.5
Goodwill..........................................     54.1     54.1
Intangible assets.................................     17.1     15.8
Reinsurance recoverable...........................  1,290.3  1,260.3
Other assets......................................     17.6     11.9
Separate account assets...........................    480.3    316.4
                                                   -------- --------
   Total assets................................... $6,569.9 $6,689.8
                                                   ======== ========
Liabilities and stockholder's equity
Liabilities:
 Future annuity and contract benefits............. $5,015.1 $5,154.3
 Liability for policy and contract claims.........    216.3    190.3
 Unearned premiums................................     54.7     52.8
 Other policyholder liabilities...................     17.6     18.0
 Other liabilities................................     68.4    241.4
 Deferred income tax liability....................     33.1     41.9
 Separate account liabilities.....................    480.3    316.4
                                                   -------- --------
   Total liabilities..............................  5,885.5  6,015.1
                                                   -------- --------
Commitments and contingencies
Stockholder's equity:
 Common stock ($1,000 par value, 2,000 shares
   authorized, issued and outstanding)............      2.0      2.0
 Additional paid-in capital.......................    420.0    422.6
                                                   -------- --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).......      8.0     28.0
                                                   -------- --------
 Total accumulated other comprehensive income
   (loss).........................................      8.0     28.0
 Retained earnings................................    254.4    222.1
                                                   -------- --------
   Total stockholder's equity.....................    684.4    674.7
                                                   -------- --------
   Total liabilities and stockholder's equity..... $6,569.9 $6,689.8
                                                   ======== ========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                 Accumulated
                                     Additional     other                  Total
                              Common  paid-in   comprehensive Retained stockholder's
                              stock   capital   income (loss) earnings    equity
                              ------ ---------- ------------- -------- -------------
Balances as of
  January 1, 2004............  $2.0    $422.6      $ 70.1      $100.2     $594.9
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        79.0       79.0
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (16.2)         --      (16.2)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               62.8
Dividends to stockholder.....    --        --          --        (1.6)      (1.6)
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2004..........   2.0     422.6        53.9       177.6      656.1
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        43.4       43.4
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (25.9)         --      (25.9)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               17.5
Other transactions with
  stockholder................    --        --          --         1.1        1.1
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2005..........   2.0     422.6        28.0       222.1      674.7
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        32.1       32.1
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (20.0)         --      (20.0)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               12.1
Other transactions with
  stockholder................    --      (2.6)         --         0.2       (2.4)
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2006..........  $2.0    $420.0      $  8.0      $254.4     $684.4
                               ====    ======      ======      ======     ======


         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                       Years ended December 31,
                                                     ---------------------------
                                                       2006     2005      2004
                                                     -------  -------  ---------
Cash flows from operating activities:
 Net income......................................... $  32.1  $  43.4  $    79.0
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................    24.1      4.4        0.3
   Charges assessed to policyholders................     0.9      0.6        0.7
   Purchases of trading securities..................   (10.3)      --         --
   Amortization of fixed maturity discounts and
    premiums........................................     8.0      6.0        8.1
   Acquisition costs deferred.......................   (42.2)   (42.0)     (59.4)
   Amortization of deferred acquisition costs and
    intangibles.....................................    36.6     29.4       24.7
   Deferred income taxes............................     2.0     20.7      (17.5)
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......    (5.4)     9.9       52.1
    Insurance reserves..............................   232.3    245.7      288.0
    Other liabilities and other policy-related
     balances.......................................    24.1     22.9     (117.3)
                                                     -------  -------  ---------
     Net cash from operating activities.............   302.2    341.0      258.7
                                                     -------  -------  ---------
Cash flows from investing activities:
 Proceeds from sales of investments in securities
   and other invested assets........................   866.2    143.4      211.8
 Proceeds from maturities of investments in
   securities and other invested assets.............   387.6    400.1      441.6
 Principal collected on commercial mortgage loans...    69.8     79.3       92.1
 Purchases of investment securities and other
   invested assets..................................  (964.7)  (650.1)  (1,250.6)
 Commercial mortgage loan originations..............  (227.4)  (198.4)    (163.3)
 Short-term investing activities, net...............      --       --       34.9
 Policy loans, net..................................      --       --        0.2
                                                     -------  -------  ---------
     Net cash from investing activities.............   131.5   (225.7)    (633.3)
                                                     -------  -------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   439.0    395.2      640.4
 Redemption and benefit payments on investment
   contracts........................................  (820.0)  (458.0)    (312.0)
 Proceeds from short-term borrowings and other,
   net..............................................   128.1     90.0      262.3
 Payments on short-term borrowings..................  (113.6)  (126.3)    (226.0)
 Proceeds from transfers with affiliates............      --      1.1         --
                                                     -------  -------  ---------
     Net cash from financing activities.............  (366.5)   (98.0)     364.7
                                                     -------  -------  ---------
     Net change in cash and cash equivalents........    67.2     17.3       (9.9)
Cash and cash equivalents at beginning of year......    35.7     18.4       28.3
                                                     -------  -------  ---------
Cash and cash equivalents at end of year............ $ 102.9  $  35.7  $    18.4
                                                     =======  =======  =========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2006, 2005 and 2004

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. We have one subsidiary, GLICNY Real Estate Holding, LLC. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiary, GLICNY Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The financial statements for GLICNY will be restated effective with our December 31, 2007 consolidated financial statements as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth. See note 14 for pro forma financial information.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts were reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) that are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life insurance and long-term care insurance.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2006, 2005 and 2004, 60.7%, 66.6% and 70.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 38.2%, 57.3%, and 52.2%, respectively, of total product sales.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to investment gains (losses) in the period in which such determination is made.

  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $5.1 million and $207.8 million as of December 31, 2006 and 2005, respectively. We did not have any non-cash collateral as of December 31, 2006. Non-cash collateral as of December 31, 2005 was $3.9 million.

   Other investments include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities and policy loans are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (k) Deferred Acquisition Costs

   Acquisition costs represents costs which vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal. For the years ended December 31, 2006, 2005 and 2004, no charges were recorded as a result of our goodwill impairment testing.

  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   We account for income taxes in accordance with the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

  (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights, or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                               2006    2005    2004
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $206.5  $211.3  $192.0
Commercial mortgage loans.........................   46.1    40.7    31.3
                                                   ------  ------  ------
Gross investment income...........................  252.6   252.0   223.3
Investment expenses...............................   (5.5)   (5.4)   (3.6)
                                                   ------  ------  ------
Net investment income............................. $247.1  $246.6  $219.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                               2006    2005   2004
---------------------                              ------  -----  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  1.8  $ 1.9  $ 3.4
  Realized losses on sale.........................  (26.5)  (3.9)  (2.9)
Impairments.......................................   (0.3)  (2.4)  (0.8)
Net unrealized gains (losses) on trading
  securities......................................    0.4     --     --
Other.............................................    0.5     --     --
                                                   ------  -----  -----
Net investment gains (losses)..................... $(24.1) $(4.4) $(0.3)
                                                   ======  =====  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                     2006   2005    2004
---------------------                                                                    -----  ------  ------
Net unrealized gains (losses) on investment securities:
 Fixed maturities....................................................................... $ 2.9  $ 24.6  $115.9
 Equity securities......................................................................   1.7     6.0     6.1
                                                                                         -----  ------  ------
   Subtotal.............................................................................   4.6    30.6   122.0
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements...........................................................................   7.7    12.5   (39.1)
Deferred income taxes, net..............................................................  (4.3)  (15.1)  (29.0)
                                                                                         -----  ------  ------
 Net unrealized gains (losses) on investment securities................................. $ 8.0  $ 28.0  $ 53.9
                                                                                         =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                            2006    2005    2004
---------------------                                                                           ------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 28.0  $ 53.9  $ 70.1
                                                                                                ------  ------  ------
Unrealized gains (losses) on investment securities:
 Unrealized gains (losses) on investment securities............................................  (50.5)  (94.3)  (46.1)
 Adjustment to deferred acquisition costs......................................................   (4.9)   48.7    19.4
 Adjustment to present value of future profits.................................................   (0.3)    2.8     1.9
 Adjustment to sales inducements...............................................................    0.4     0.1      --
 Provision for deferred income taxes...........................................................   19.4    13.9     8.4
                                                                                                ------  ------  ------
Change in unrealized gains (losses) on investment securities...................................  (35.9)  (28.8)  (16.4)
Reclassification adjustments to net investment gains (losses), net of deferred taxes of $(8.6),
  $(1.5) and $(0.1)............................................................................   15.9     2.9     0.2
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $  8.0  $ 28.0  $ 53.9
                                                                                                ======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturities:
 U.S. government and agencies..........   $  211.4     $ 2.7      $ (2.5)  $  211.6
 Government -- non U.S.................       63.1       5.1          --       68.2
 U.S. corporate........................    1,648.5      32.0       (29.5)   1,651.0
 Corporate -- non U.S..................      454.3       7.6        (8.2)     453.7
 Mortgage and asset-backed.............    1,000.5       5.8       (10.1)     996.2
                                          --------     -----      ------   --------
   Total fixed maturities..............    3,377.8      53.2       (50.3)   3,380.7
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $3,419.1     $54.9      $(50.3)  $3,423.7
                                          ========     =====      ======   ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturities:
 U.S. government and agencies..........   $   61.4     $ 3.7      $ (0.4)  $   64.7
 Government -- non U.S.................       43.2       3.3        (0.1)      46.4
 U.S. corporate........................    1,900.9      50.6       (20.4)   1,931.1
 Corporate -- non U.S..................      491.7      10.6        (7.6)     494.7
 Mortgage and asset-backed.............    1,205.5       6.5       (21.6)   1,190.4
                                          --------     -----      ------   --------
   Total fixed maturities..............    3,702.7      74.7       (50.1)   3,727.3
Equity securities......................       41.3       6.1        (0.1)      47.3
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $3,744.0     $80.8      $(50.2)  $3,774.6
                                          ========     =====      ======   ========

   For fixed maturities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturities:
 U.S. government, agencies and government sponsored
   entities........................................  $170.9     $(2.2)        2     $   13.8    $ (0.3)       3
 Government -- non U.S.............................     4.7        --         9          2.3        --        4
 U.S. corporate....................................   263.6      (5.8)       65        521.0     (23.7)     134
 Corporate -- non U.S..............................   112.4      (1.4)       31        180.7      (6.9)      46
 Asset backed......................................     1.7        --         3          7.3      (0.2)       5
 Mortgage backed...................................    69.4      (0.5)       13        325.1      (9.3)      56
                                                     ------     -----       ---     --------    ------      ---
Subtotal, fixed maturities.........................   622.7      (9.9)      123      1,050.2     (40.4)     248
Equity securities..................................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost.........................  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
 20-50% Below cost.................................      --        --        --           --        --       --
 (greater than)50% Below cost......................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total fixed maturities.............................   622.7      (9.9)      123      1,050.2     (40.4)     248
                                                     ------     -----       ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................      --        --        --           --        --       --
 20-50% Below cost.................................      --        --        --           --        --       --
 (greater than)50% Below cost......................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total equity securities............................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===
Investment grade...................................  $591.6     $(8.3)      108     $1,006.7    $(36.5)     237
Below investment grade.............................    31.1      (1.6)       15         43.5      (3.9)      11
Not rated equities.................................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 371 securities accounting for unrealized losses of $50.3 million. Of the unrealized losses, 89.1% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2006.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                Less than 12 Months              12 Months or More
                                          ------------------------------- -------------------------------
                                          Estimated   Gross               Estimated   Gross
                                            Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                Value     Losses   Securities   Value     Losses   Securities
----------------------------              --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturities:
 U.S. government, agencies and government
   sponsored entities.................... $   24.7    $ (0.1)       3      $ 13.4     $ (0.3)       2
 Government -- non U.S...................      5.7      (0.1)       8          --         --       --
 U.S. Corporate..........................    645.6     (14.6)     159       157.0       (5.8)      50
 Corporate -- non U.S....................    201.5      (4.7)      50        65.3       (2.9)      15
 Asset backed............................     62.2      (1.0)      17        17.8       (0.2)       4
 Mortgage backed.........................    716.3     (15.9)     107       115.4       (4.5)      25
                                          --------    ------      ---      ------     ------       --
Subtotal, fixed maturities...............  1,656.0     (36.4)     344       368.9      (13.7)      96
Equity securities........................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==
% Below cost -- fixed maturities:
 (less than)20% Below cost............... $1,650.8    $(34.6)     343      $368.0     $(13.2)      94
 20-50% Below cost.......................      5.2      (1.8)       1         0.9       (0.5)       2
 (greater than)50% Below cost............       --        --       --          --         --       --
                                          --------    ------      ---      ------     ------       --
Total fixed maturities...................  1,656.0     (36.4)     344       368.9      (13.7)      96
                                          --------    ------      ---      ------     ------       --
% Below cost -- equity securities:
 (less than)20% Below cost...............       --        --       --         1.4       (0.1)       1
 20-50% Below cost.......................       --        --       --          --         --       --
 (greater than)50% Below cost............       --        --       --          --         --       --
                                          --------    ------      ---      ------     ------       --
Total equity securities..................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==
Investment grade......................... $1,596.1    $(33.3)     323      $361.0     $(12.9)      91
Below investment grade...................     59.9      (3.1)      21         7.9       (0.8)       5
Not rated equities.......................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  172.3    $  171.8
Due after one year through five years.............      657.7       658.4
Due after five years through ten years............      682.9       676.9
Due after ten years...............................      864.4       877.4
                                                     --------    --------
Subtotal..........................................    2,377.3     2,384.5
Mortgage and asset-backed securities..............    1,000.5       996.2
                                                     --------    --------
Total.............................................   $3,377.8    $3,380.7
                                                     ========    ========

   As of December 31, 2006, $211.8 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 33.0%, 23.1% and 12.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities that exceeded 10% of stockholder's equity.

   As of December 31, 2006 and 2005, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2006 and 2005, $0.5 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $261.7   31.7%  $200.6   30.0%
Industrial........................................   254.3   30.8    214.3   32.1
Office............................................   193.6   23.4    154.8   23.1
Apartments........................................    79.1    9.5     62.4    9.3
Mixed use/other...................................    37.7    4.6     36.6    5.5
                                                    ------  -----   ------  -----
  Total principal balance.........................   826.4  100.0%   668.7  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.8             0.8
  Allowance for losses............................    (1.5)           (2.7)
                                                    ------          ------
  Total...........................................  $825.7          $666.8
                                                    ======          ======

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Geographic Region
Pacific...........................................  $253.3   30.6%  $205.9   30.8%
South Atlantic....................................   212.5   25.7    178.0   26.6
Middle Atlantic...................................   128.6   15.6    117.3   17.5
East North Central................................    79.1    9.6     46.4    7.0
Mountain..........................................    47.0    5.7     48.1    7.2
New England.......................................    32.9    4.0     23.5    3.5
West North Central................................    26.6    3.2     19.8    3.0
West South Central................................    25.2    3.0     13.6    2.0
East South Central................................    21.2    2.6     16.1    2.4
                                                    ------  -----   ------  -----
  Total principal balance.........................   826.4  100.0%   668.7  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.8             0.8
  Allowance for losses............................    (1.5)           (2.7)
                                                    ------          ------
  Total...........................................  $825.7          $666.8
                                                    ======          ======

   For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington state, which represented 15.6% of our total U.S. originations for 2006. For the year ended December 31, 2005, we originated $45.2 million of mortgages secured by real estate in California, which represent 20.7%, of our total U.S. originations for 2005.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

previously through charge-offs or deferral of income recognition (none as of December 31, 2006 and 2005). There were no non-income producing mortgage loans as of December 31, 2006, 2005 and 2004.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  -----
Balance as of January 1........................... $ 2.7  $ 4.7  $ 4.2
Provision.........................................   0.1    0.8    1.4
Release...........................................  (1.3)  (2.8)    --
Amounts written off, net of recoveries............    --     --   (0.9)
                                                   -----  -----  -----
Balance as of December 31......................... $ 1.5  $ 2.7  $ 4.7
                                                   =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.8 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Securities lending................................  $ 5.1    29.5%  $211.7   99.5%
Trading securities................................   10.3    59.5       --     --
Limited partnerships..............................    0.9     5.2       --     --
Policy loans......................................    1.0     5.8      1.0    0.5
                                                    -----   -----   ------  -----
Total.............................................  $17.3   100.0%  $212.7  100.0%
                                                    =====   =====   ======  =====

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                                                                     2006    2005    2004
---------------------                                                                    ------  ------  ------
Unamortized balance as of January 1..................................................... $287.8  $272.7  $288.5
Costs deferred..........................................................................   42.2    42.0    59.4
Amortization, net.......................................................................  (35.4)  (26.9)  (23.3)
Amounts transferred in connection with reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC") -- see note 5.............................................     --      --   (51.9)
                                                                                         ------  ------  ------
Unamortized balance as of December 31...................................................  294.6   287.8   272.7
Cumulative effect of net unrealized investment (gains) losses...........................    6.8    11.7   (37.0)
                                                                                         ------  ------  ------
Balance as of December 31............................................................... $301.4  $299.5  $235.7
                                                                                         ======  ======  ======

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


(4)Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2006                        2005
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
PVFP..............................................     $71.3         $(65.4)       $71.6         $(64.2)
Deferred sales inducements to contractholders.....      13.4           (2.2)         9.3           (0.9)
                                                       -----         ------        -----         ------
Total.............................................     $84.7         $(67.6)       $80.9         $(65.1)
                                                       =====         ======        =====         ======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $1.2 million, $2.5 million and $1.4 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.3 million, $0.8 million and $0.1 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  ------
Unamortized balance as of January 1............... $ 6.7  $ 9.2  $ 86.9
Interest accreted at 4.1%, 4.3% and 4.4%,
  respectively....................................   0.2    0.3     0.4
Amortization......................................  (1.4)  (2.8)   (1.8)
Amounts transferred in connection with
  reinsurance transactions with UFLIC -- see
  note 5..........................................    --     --   (76.3)
                                                   -----  -----  ------
Unamortized balance as of December 31.............   5.5    6.7     9.2
Cumulative effect of net unrealized investment
  (gains) losses..................................   0.4    0.7    (2.1)
                                                   -----  -----  ------
Balance as of December 31......................... $ 5.9  $ 7.4  $  7.1
                                                   =====  =====  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2007 19.4%
                                   2008 16.5%
                                   2009 14.0%
                                   2010 11.9%
                                   2011  9.1%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $54.1 million as of December 31, 2006 and 2005. Our Protection segment accounted for $28.8 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2006, 2005, or 2004.

(5)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2006 and 2005, we had $184.9 million and $174.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.3 million for the year ended December 31, 2006 and $2.5 million for each of the years ended
December 31, 2005 and 2004.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume all liabilities and future premiums related to UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million and $43.7 million as of December 31, 2006 and 2005, respectively, were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust is no longer required for the UFLIC reinsurance credit.

   Net life insurance in-force as of December 31 is summarized as follows:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  -----
Direct life insurance in-force.................... $22.1  $18.7  $12.8
Amounts assumed from other companies..............  68.6   74.9   83.9
Amounts ceded to other companies..................  (3.6)  (3.6)  (2.4)
                                                   -----  -----  -----
Net life insurance in-force....................... $87.1  $90.0  $94.3
                                                   -----  -----  -----
Percentage of amount assumed to net...............  78.8%  83.2%  89.0%
                                                   =====  =====  =====

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                           Written                 Earned
                                                   ----------------------  ----------------------
(Amounts in millions)                               2006    2005    2004    2006    2005    2004
---------------------                              ------  ------  ------  ------  ------  ------
Direct............................................ $172.1  $181.6  $184.4  $169.6  $178.0  $180.6
Assumed...........................................   86.6    78.3    83.7    87.2    76.7    84.4
Ceded.............................................  (73.9)  (71.4)  (71.5)  (74.1)  (68.1)  (71.9)
                                                   ------  ------  ------  ------  ------  ------
Net premiums...................................... $184.8  $188.5  $196.6  $182.7  $186.6  $193.1
                                                   ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net...............                           47.7%   41.1%   43.7%
                                                                           ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $122.2 million, $116.8 million and $122.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6)Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                     Mortality/
                                                     Morbidity     Interest Rate
(Amounts in millions)                                Assumption     Assumption     2006     2005
---------------------                              --------------  ------------- -------- --------
Investment contracts.............................. Account balance      N/A      $3,498.2 $3,800.5
Limited-payment contracts.........................       (a)        3.0% - 7.8%     520.7    473.3
Traditional life insurance contracts..............       (b)        2.8% - 6.0%       1.7      1.8
Universal life type contracts..................... Account balance      N/A           8.6      9.4
Accident and health...............................       (c)        5.0% - 5.3%     985.9    869.3
                                                                                 -------- --------
Total future annuity and contracts benefits.......                               $5,015.1 $5,154.3
                                                                                 ======== ========

--------
(a)Principally modifications of the 1983 Individual Annuity Mortality Table, 1983 Group annuitant Mortality Table, US Population Table and a-2000 Mortality Table.
(b)Principally modifications of the 1980 Commissioner's Standard Ordinary Table and 1980 Commissioner's Extended Term Table.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $305.1 million and $158.2 million as of December 31, 2006 and 2005, respectively, with related guaranteed death benefit exposure (or net amount at risk) of insignificant amounts as of December 31, 2006 and approximately $0.2 million as of December 31, 2005. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance is $0.3 million and $0.1 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $62.0 million, $65.0 million and $58.5 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $21.0 million, $25.4 million and $18.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. Interest expense incurred under this agreement was $0.1 million for each of the years ended December 31, 2006, 2005 and 2004. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $12.9 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  ------
Current federal income taxes...................... $10.8  $(0.5) $ (4.8)
Deferred federal income taxes.....................   2.0   20.2   (17.4)
                                                   -----  -----  ------
  Total federal income taxes......................  12.8   19.7   (22.2)
                                                   -----  -----  ------
Current state income taxes........................  (0.1)  (0.5)   (3.5)
Deferred state income taxes.......................    --    0.5      --
                                                   -----  -----  ------
   Total state income taxes.......................  (0.1)    --    (3.5)
                                                   -----  -----  ------
   Total provision (benefit) for income taxes..... $12.7  $19.7  $(25.7)
                                                   =====  =====  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

(Amounts in millions)                                   2006  2005   2004
---------------------                                   ----  ----  -----
Statutory U.S federal income tax rate.................. 35.0% 35.0%  35.0%
Reinsurance transaction with UFLIC.....................   --    --  (78.5)
State income tax, net of federal income tax effect..... (0.1)   --   (4.3)
Tax contingencies...................................... (7.1)   --     --
Other, net.............................................  0.5  (3.8)  (0.4)
                                                        ----  ----  -----
Effective rate......................................... 28.3% 31.2% (48.2)%
                                                        ====  ====  =====

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The components of the net deferred income tax liability as of December 31 are as follows:

(Amounts in millions)                                   2006   2005
---------------------                                   ----- ------
Assets:
  Accrued commissions and general expenses............. $ 5.7 $  2.3
  Future annuity and contract benefits.................  54.1   47.5
  Other, net...........................................    --    9.6
                                                        ----- ------
   Total deferred income tax assets....................  59.8   59.4
                                                        ----- ------
Liabilities:
  Net unrealized gains on investment securities........   4.3   15.1
  Investments..........................................   0.5    2.0
  Present value of future profits......................   4.5    2.8
  Deferred acquisition costs...........................  76.9   78.0
  Other, net...........................................   6.7    3.4
                                                        ----- ------
   Total deferred income tax liability.................  92.9  101.3
                                                        ----- ------
  Net deferred income tax liability.................... $33.1 $ 41.9
                                                        ===== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $17.2 million for the year ended December 31, 2006 and received federal and state taxes of $9.9 million and $20.4 million for the years ended December 31, 2005 and 2004, respectively.

   As of December 31, 2006 and 2005, our current income tax receivable (payable) was $1.0 million and $(2.2) million, respectively. In 2006, we recorded $2.6 million in additional paid-in capital as a redemption of capital related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

(9)Commitments and Contingencies

   Commitments

   As of December 31, 2006 and 2005, we were committed to fund $27.7 million and $22.8 million in U.S. commercial mortgage loans, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                    2006                         2005
                                                        ---------------------------- ----------------------------
                                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                                    Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                                   -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans............................  $  (a)  $  825.7  $  817.1   $  (a)  $  666.8  $  673.1
Liabilities:
  Borrowings...........................................     (a)      12.9      12.9      (a)        --        --
  Investment contract benefits.........................     (a)   3,498.2   3,398.3      (a)   3,800.5   3,680.6
Other firm commitments:
  Ordinary course of business lending commitments......   27.7         --        --    22.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2006, we will not be able to distribute any dividends in 2007 without obtaining regulatory approval.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   We did not declare or pay any common stock dividend in either 2006 or 2005. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $1.6 million.

(12)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                                2006    2005   2004
   ---------------------                              -------  ------ ------
   Statutory net income (loss)....................... $(126.1) $ 88.2 $(19.8)
   Statutory capital and surplus.....................   210.2   347.0  268.1

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceed the minimum required RBC levels.

(13)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life insurance, whole life insurance and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income (loss)......................  $  196.1    $   53.5      $(2.5)    $  247.1
Premiums..........................................      48.7       134.0         --        182.7
Net investment gains (losses).....................     (23.8)       (0.6)       0.3        (24.1)
Other income......................................      10.0         0.8         --         10.8
                                                    --------    --------      -----     --------
  Total revenues..................................     231.0       187.7       (2.2)       416.5
                                                    --------    --------      -----     --------
Benefits and other changes in policy reserves.....      57.0       126.7         --        183.7
Interest credited.................................     109.0         0.5         --        109.5
Acquisition and operating expenses, net of
  deferrals.......................................      16.1        22.8        3.0         41.9
Amortization of deferred acquisition costs and
  intangibles.....................................      33.8         2.8         --         36.6
                                                    --------    --------      -----     --------
  Total benefits and expenses.....................     215.9       152.8        3.0        371.7
                                                    --------    --------      -----     --------
Income (loss) before income taxes.................      15.1        34.9       (5.2)        44.8
Provision (benefit) for income taxes..............       5.3        12.4       (5.0)        12.7
                                                    --------    --------      -----     --------
Net income (loss).................................  $    9.8    $   22.5      $(0.2)    $   32.1
                                                    ========    ========      =====     ========
Total assets......................................  $4,802.5    $1,735.7      $31.7     $6,569.9
                                                    ========    ========      =====     ========

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income (loss)......................  $  204.3    $   42.4     $ (0.1)    $  246.6
Premiums..........................................      58.7       127.9         --        186.6
Net investment gains (losses).....................        --          --       (4.4)        (4.4)
Other income......................................       6.2         0.6         --          6.8
                                                    --------    --------     ------     --------
  Total revenues..................................     269.2       170.9       (4.5)       435.6
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      60.8       115.8         --        176.6
Interest credited.................................     122.9         0.4         --        123.3
Acquisition and operating expenses, net of
  deferrals.......................................      18.5        21.5        3.2         43.2
Amortization of deferred acquisition costs and
  intangibles.....................................      23.9         5.5         --         29.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     226.1       143.2        3.2        372.5
                                                    --------    --------     ------     --------
Income (loss) before income taxes.................      43.1        27.7       (7.7)        63.1
Provision (benefit) for income taxes..............      15.2         9.8       (5.3)        19.7
                                                    --------    --------     ------     --------
Net income (loss).................................  $   27.9    $   17.9     $ (2.4)    $   43.4
                                                    ========    ========     ======     ========
Total assets......................................  $4,942.4    $1,469.3     $278.1     $6,689.8
                                                    ========    ========     ======     ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $186.8      $ 31.9      $  1.0     $219.7
Premiums..........................................     79.0       114.1          --      193.1
Net investment gains (losses).....................       --          --        (0.3)      (0.3)
Other income......................................      3.6         0.8         0.8        5.2
                                                     ------      ------      ------     ------
  Total revenues..................................    269.4       146.8         1.5      417.7
                                                     ------      ------      ------     ------
Benefits and other changes in policy reserves.....     82.9        97.6          --      180.5
Interest credited.................................    120.4         0.5          --      120.9
Acquisition and operating expenses, net of
  deferrals.......................................     17.1        20.0         1.2       38.3
Amortization of deferred acquisition costs and
  intangibles.....................................     20.3         4.4          --       24.7
                                                     ------      ------      ------     ------
  Total benefits and expenses.....................    240.7       122.5         1.2      364.4
                                                     ------      ------      ------     ------
Income before income taxes........................     28.7        24.3         0.3       53.3
Provision (benefit) for income taxes..............     10.3         8.5       (44.5)     (25.7)
                                                     ------      ------      ------     ------
Net income........................................   $ 18.4      $ 15.8      $ 44.8     $ 79.0
                                                     ======      ======      ======     ======

(14)Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to us in exchange for a non-majority ownership interest in our Company. AML merged into us and we are the surviving entity ("GLICNY Merged"). The consolidated financial statements for GLICNY will be represented in 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLICNY and AML are both wholly-owned subsidiaries of Genworth. As the merger of GLICNY and AML will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed combined financial information for GLICNY Merged prepared on a pro forma basis as if mergers of GLICNY and AML occurred on January 1, 2004 for the periods indicated:

                                                                    For the Year Ended December 31, 2006
                                                   ---------------------------------------------------------------------
                                                         Historical              Historical
                                                        Genworth Life      American Mayflower Life
                                                    Insurance Company of    Insurance Company of
(Amounts in millions)                              New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                              ----------------------- ----------------------- ------------ ---------
Revenues:
  Net investment income...........................         $247.1                   $46.8              $--       $293.9
  Premiums........................................          182.7                    38.1               --        220.8
  Net investment gains (losses)...................          (24.1)                   (1.0)              --        (25.1)
  Policy fees and other income....................           10.8                     2.1               --         12.9
                                                           ------                   -----              ---       ------
   Total revenues.................................          416.5                    86.0               --        502.5
                                                           ------                   -----              ---       ------
Benefits and expenses:
  Benefits and other changes in policy reserves...          183.7                    40.3               --        224.0
  Interest credited...............................          109.5                    16.0               --        125.5
  Acquisition and operating expenses, net of
   deferrals......................................           41.9                     0.2               --         42.1
  Amortization of deferred acquisition costs and
   intangibles....................................           36.6                     1.4               --         38.0
                                                           ------                   -----              ---       ------
   Total benefits and expenses....................          371.7                    57.9               --        429.6
                                                           ------                   -----              ---       ------
Income before income taxes........................           44.8                    28.1               --         72.9
Provision for income taxes........................           12.7                    10.0               --         22.7
                                                           ------                   -----              ---       ------
Net income........................................         $ 32.1                   $18.1              $--       $ 50.2
                                                           ======                   =====              ===       ======

                                                                    For the Year Ended December 31, 2005
                                                   ---------------------------------------------------------------------
                                                         Historical              Historical
                                                        Genworth Life      American Mayflower Life
                                                    Insurance Company of    Insurance Company of
(Amounts in millions)                              New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                              ----------------------- ----------------------- ------------ ---------
Revenues:
  Net investment income...........................         $246.6                   $43.1              $--       $289.7
  Premiums........................................          186.6                    36.0               --        222.6
  Net investment gains (losses)...................           (4.4)                   (1.5)              --         (5.9)
  Policy fees and other income....................            6.8                     5.6               --         12.4
                                                           ------                   -----              ---       ------
   Total revenues.................................          435.6                    83.2               --        518.8
                                                           ------                   -----              ---       ------
Benefits and expenses:
  Benefits and other changes in policy reserves...          176.6                    33.4               --        210.0
  Interest credited...............................          123.3                    16.1               --        139.4
  Acquisition and operating expenses, net of
   deferrals......................................           43.2                     1.6               --         44.8
  Amortization of deferred acquisition costs and
   intangibles....................................           29.4                     3.7               --         33.1
                                                           ------                   -----              ---       ------
   Total benefits and expenses....................          372.5                    54.8               --        427.3
                                                           ------                   -----              ---       ------
Income before income taxes........................           63.1                    28.4               --         91.5
Provision for income taxes........................           19.7                    10.4               --         30.1
                                                           ------                   -----              ---       ------
Net income........................................         $ 43.4                   $18.0              $--       $ 61.4
                                                           ======                   =====              ===       ======

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


                                                                 For the Year Ended December 31, 2004
                                                ---------------------------------------------------------------------
                                                      Historical              Historical
                                                     Genworth Life      American Mayflower Life
                                                 Insurance Company of    Insurance Company of
(Amounts in millions)                           New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                           ----------------------- ----------------------- ------------ ---------
Revenues:
 Net investment income.........................         $219.7                   $41.3              $--       $261.0
 Premiums......................................          193.1                    47.3               --        240.4
 Net investment gains (losses).................           (0.3)                     --               --         (0.3)
 Policy fees and other income..................            5.2                     5.2               --         10.4
                                                        ------                   -----              ---       ------
   Total revenues..............................          417.7                    93.8               --        511.5
                                                        ------                   -----              ---       ------
Benefits and expenses:
 Benefits and other changes in policy
   reserves....................................          180.5                    46.9               --        227.4
 Interest credited.............................          120.9                    16.9               --        137.8
 Acquisition and operating expenses, net of
   deferrals...................................           38.3                     4.0               --         42.3
 Amortization of deferred acquisition costs and
   intangibles.................................           24.7                     4.1               --         28.8
                                                        ------                   -----              ---       ------
   Total benefits and expenses.................          364.4                    71.9               --        436.3
                                                        ------                   -----              ---       ------
Income before income taxes.....................           53.3                    21.9               --         75.2
Provision (benefit) for income taxes...........          (25.7)                    3.3               --        (22.4)
                                                        ------                   -----              ---       ------
Net income.....................................         $ 79.0                   $18.6              $--       $ 97.6
                                                        ======                   =====              ===       ======

   The following is unaudited condensed combined financial information for GLICNY Merged prepared on a pro forma basis as if the mergers of GLICNY and AML occurred on December 31, 2006:

                                                                        Historical American
                                               Historical Genworth    Mayflower Life Insurance
                                            Life Insurance Company of   Company of New York
(Amounts in millions)                        New York and Subsidiary         Subsidiary        Eliminations Pro forma
---------------------                       ------------------------- ------------------------ ------------ ---------
Assets
 Total investments.........................         $4,266.7                  $  872.3            $  --     $5,139.0
 Separate account assets...................            480.3                        --               --        480.3
 Reinsurance recoverable...................          1,290.3                     321.7               --      1,612.0
 Other assets..............................            532.6                     183.2             (0.7)(a)    715.1
                                                    --------                  --------            -----     --------
   Total assets............................         $6,569.9                  $1,377.2            $(0.7)    $7,946.4
                                                    ========                  ========            =====     ========
Liabilities and stockholders' equity
 Policyholder liabilities..................         $5,303.7                  $  845.6            $  --     $6,149.3
 Separate account liabilities..............            480.3                        --               --        480.3
 All other liabilities.....................            101.5                     245.6             (0.7)(a)    346.4
                                                    --------                  --------            -----     --------
   Total liabilities.......................          5,885.5                   1,091.2             (0.7)     6,976.0
                                                    --------                  --------            -----     --------
     Total stockholders' equity............            684.4                     286.0               --        970.4
                                                    --------                  --------            -----     --------
     Total liabilities and stockholders'
       equity..............................         $6,569.9                  $1,377.2            $(0.7)    $7,946.4
                                                    ========                  ========            =====     ========

--------
(a)Reflects the elimination of intercompany balances between GLICNY and AML.

                                     PART C
                               OTHER INFORMATION

ITEM 26.  EXHIBITS


(a)(1)     Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the establishment of GE Capital Life
           Separate Account III. Previously filed as Exhibit (1)(a) on
           March 21, 2000 with initial filing to the Registration Statement on Form S-6. Registration No. 333-32908.
(a)(2)     Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account III to Genworth Life of New York VL Separate
           Account 1. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 12 to Form N-6, SEC File No. 333-88312.
(a)(3)     Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 12 to Form N-6, SEC File No. 333-88312.
(b)        Not Applicable.
(c)(1)     Underwriting Agreement between Genworth Life Insurance Company of New
           York and Capital Brokerage Corporation. Previously filed on May 13,
           1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-39955.
(c)(2)     Broker-Dealer Sales Agreement between GE Capital Life Assurance
           Company of New York and Capital Brokerage Corporation. Previously filed as Exhibit (3)(b) on May 13, 1998 with Pre-Effective Amendment
           No. 1 to the Registration Statement on Form N-4 for GE Capital Life
           Separate Account II. Registration No. 333-39955.
(c)(3)     Commission Schedule between GE Capital Life Assurance Company of New
           York and Capital Brokerage Corporation. Previously filed as
           Exhibit (3)(c) on July 31, 2002 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
           Account III. Registration No. 333-32908.
(d)(1)     Policy Form Single Life, NY 1260 7/01. Previously filed as
           Exhibit 5(a) on May 15, 2002 with Initial Filing of Registration
           Statement on Form S-6 for GE Capital Life Separate Account III.
           Registration No. 333-88312.
(d)(2) Policy Form Joint and Last Survivor Policy, NY 1261 7/01. Previously filed as Exhibit 5(a) on May 15, 2002 with Initial Filing of
           Registration Statement on Form S-6 for GE Capital Life Separate
           Account III. Registration No. 333-88312.
(d)(3)     Endorsements to the Policy:
(d)(3)(A)  Accidental Death Benefit Rider. Previously filed as Exhibit 5(b) on
           March 21, 2000 with Initial Filing of Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.
(d)(3)(B) Waiver of Monthly Deduction Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial Filing of Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.
(d)(3)(C)  Four Year Term Rider. Previously filed as Exhibit 5(b) on March 21,
           2000 with Initial Filing of Registration Statement on Form S-6 for GE
           Capital Life Separate Account III. Registration No. 333-32908.
(d)(3)(D)  Policy Split Option Rider. Previously filed as Exhibit 5(b) on
           March 21, 2000 with Initial Filing of Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.

(e)        Application for Variable Life Policy. Previously filed on April 19,
           2006 with Post-Effective Amendment No. 13 to Form N-6, SEC File No.
           333-88312.
(f)(1)     Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 12 to Form N-6, SEC File
           No. 333-88312.
(f)(2) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No.12 to
           Form N-6, SEC File No. 333-88312.
(g)        Reinsurance Agreements. Not Applicable.
(h)(1)     Participation Agreement among Federated Insurance Series and GE
           Capital Life Assurance Company of New York. Filed herewith.
(h)(2)     Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.
(h)(3)     Participation Agreement among Janus Aspen Series and GE Capital Life
           Assurance Company of New York. Previously filed with Post-Effective
           Amendment No. 19 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-47016.
(h)(4)     Participation Agreement among Oppenheimer Variable Account Funds and
           GE Capital Life Assurance Company of New York. Previously filed as
           Exhibit 8(d) on May 13, 1998 with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
           Account II. Registration No. 333-39955.
(h)(5)     Amendment to Participation Agreement among Oppenheimer Variable
           Account Funds and GE Capital Life Assurance Company of New York.
           Previously filed as Exhibit 8(d)(i) on July 31, 2000 with
           Pre-Effective Amendment No. 1 to the Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.
(h)(6)     Participation Agreement among Fidelity Variable Insurance Products
           Fund and GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(e) on May 13, 1998 with Pre-Effective Amendment
           No. 1 to the Registration Statement on Form N-4 for GE Capital Life
           Separate Account II. Registration No. 333-39955.
(h)(7)     Amendment to Participation Agreement among Fidelity Variable
           Insurance Products Fund and GE Capital Life Assurance Company of New
           York. Previously filed as Exhibit 8(e)(i) on July 31, 2000 with
           Pre-Effective Amendment No. 1 to the Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.
(h)(8)     Participation Agreement among Fidelity Variable Insurance Products
           Fund II and GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(f) on May 13, 1998 with Pre-Effective Amendment
           No. 1 to the Registration Statement on Form N-4 for GE Capital Life
           Separate Account II. Registration No. 333-39955.
(h)(9)     Amendment to Participation Agreement among Fidelity Variable
           Insurance Products Fund II and GE Capital Life Assurance Company of
           New York. Previously filed as Exhibit 8(f)(i) on July 31, 2000 with
           Pre-Effective Amendment No. 1 to the Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.
(h)(10)    Participation Agreement among Fidelity Variable Insurance Products
           Fund III and GE Capital Life Assurance Company of New York.
           Previously filed as Exhibit 8(g) on May 13, 1998 with Pre-Effective
           Amendment No. 1 to the Registration Statement on Form N-4 for GE
           Capital Life Separate Account II. Registration No. 333-39955.

(h)(11)    Amendment to Participation Agreement among Fidelity Variable
           Insurance Products Fund III and GE Capital Life Assurance Company of
           New York. Previously filed as Exhibit 8(g)(i) on July 31, 2000 with
           Pre-Effective Amendment No. 1 to the Registration Statement on
           Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.
(h)(12)    Participation Agreement among Dreyfus and Genworth Life Insurance
           Company of New York. Filed herewith.
(h)(13)    Participation Agreement among MFS Variable Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.
(h)(14)    Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust. Filed herewith.
(h)(15)    Participation Agreement among Van Kampen Life Investment Trust and
           Genworth Life Insurance Company of New York. Filed herewith.
(h)(16)    Participation Agreement among PIMCO Variable Insurance Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.
(h)(17)    Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Filed herewith.
(h)(18)    Participation Agreement among Rydex Variable Trust and GE Capital
           Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.
(h)(19)    Participation Agreement between Eaton Vance Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
           Separate Account III, Registration No. 333-88312.
(h)(20)    Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust. Filed herewith.
(h)(21)    Participation Agreement between Nations Separate Account Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 5 to Form N-6 for GE Capital Life
           Separate Account III, Registration No. 333-88312.
(h)(22)    Participation Agreement between the Prudential Series Fund and
           Genworth Life Insurance Company of New York. Filed herewith.
(h)(23)    Participation Agreement between A I M Variable Insurance Funds and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.
(h)(24)    Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds. Filed herewith.
(h)(25)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.
(h)(26)    Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Filed herewith.
(h)(27)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc between GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.
(h)(28) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Filed herewith.

(h)(29) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 15, 2004 with Post-Effective Amendment No. 7 to Form N-6 for the GE Capital Life Separate Account III, Registration
           No. 333-88312.
(h)(30)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.
(h)(31)    Participation Agreement between Franklin Templeton Variable Insurance
           Products Trust and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 13 to Form N-6 for
           Genworth Life of New York VL Separate Account 1, Registration
           No. 333-88312.
(h)(32)    Participation Agreement between Goldman Sachs Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.
(i)        Not Applicable.
(j)        Not Applicable.
(k)        Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
           Insurance Company of New York. Filed herewith.
(l)        Opinion and Consent of Paul A. Haley, Actuary for Genworth Life
           Insurance Company of New York. Filed herewith.
(m)        Calculation. Not Applicable.
(n)        Consent of KPMG LLP. Filed herewith.
(o)        Omitted Financial Statements. Not Applicable.
(p)        Initial Capital Agreements. Not Applicable.
(q)        Redeemability Exemption. Previously filed as Exhibit 7 on July 31,
           2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration
           No. 333-32908.


ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


          NAME                       ADDRESS                POSITION WITH COMPANY
          ----                       -------                ---------------------
David J. Sloane.........  666 Third Avenue, 9th Floor     Director, Chairperson of
                          New York, New York 10017        the Board, President and
                                                          Chief Executive Officer
Pamela S. Schutz........  6610 West Broad Street          Director and Executive
                          Richmond, Virginia 23230        Vice President
Marshal S. Belkin.......  345 Kear Street                 Director
                          Yorktown Heights,
                          New York 10598

Ward E. Bobitz..........  6620 West Broad Street          Director, Vice President
                          Richmond, Virginia 23230        and Assistant Secretary

Richard I. Byer.........  11 Westwind Road                Director
                          Yonkers, NY 10710

Bernard M. Eiber........  55 Northern Boulevard, Suite    Director
                          302
                          Great Neck, New York 11021

Kelly L. Groh...........  6610 West Broad Street          Director
                          Richmond, Virginia 23230

          NAME                       ADDRESS                POSITION WITH COMPANY
          ----                       -------                ---------------------
Paul A. Haley...........  6610 West Broad Street          Director, Senior Vice
                          Richmond, Virginia 23230        President and Chief
                                                          Actuary

Jerry S. Handler........  151 West 40th Street            Director
                          New York, New York 10018

Isidore Sapir...........  449 Golden River Drive          Director
                          Golden Lakes Village
                          West Palm Beach, Florida 33411

Geoffrey S. Stiff.......  6610 West Broad Street          Director and Senior Vice
                          Richmond, Virginia 23230        President

Thomas M. Stinson.......  6630 West Broad Street          Director and President,
                          Richmond, Virginia 23230        Long Term Care Division

John G. Apostle, II.....  6610 West Broad Street          Chief Compliance Officer
                          Richmond, Virginia 23230        Registered Separate
                                                          Accounts

Thomas E. Duffy.........  6610 West Broad Street          Senior Vice President,
                          Richmond, Virginia 23230        General Counsel and
                                                          Secretary

Dennis R. Vigneau.......  6610 West Broad Street          Senior Vice President and
                          Richmond, Virginia 23230        Chief Financial Officer

Mark W. Griffin.........  3003 Summer Street              Senior Vice President and
                          Stamford, Connecticut 06904     Chief Investment Officer

James H. Reinhart.......  6610 West Broad Street          Senior Vice President
                          Richmond, Virginia 23230

Heather C. Harker.......  6610 West Broad Street          Vice President and
                          Richmond, Virginia 23230        Associate General Counsel

John A. Zelinske........  6610 West Broad Street          Vice President and
                          Richmond, Virginia 23230        Controller

Gary T. Prizzia.........  6620 West Broad Street          Treasurer
                          Richmond, Virginia 23230

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

    The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

                             [ORGANIZATIONAL CHART]

ITEM 29.  INDEMNIFICATION


    (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:


        1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

        2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

        3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

        4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or- otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

        5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

           a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

           b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

        6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

        7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

        8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

        9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

        10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (b) RULE 484 UNDERTAKING

    Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and
(2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

ITEM 30.  PRINCIPAL UNDERWRITERS


    (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VL Separate Account 1.


    (b)


          NAME                       ADDRESS              POSITIONS AND OFFICES WITH UNDERWRITER
          ----                       -------              --------------------------------------
James J. Buddle.........  6620 W. Broad St.               Director
                          Richmond, VA 23230

Robert T. Methven.......  6610 W. Broad St.               Director, President and Chief
                          Richmond, VA 23230              Executive Officer

Geoffrey S. Stiff.......  6610 W. Broad St.               Director and Senior Vice President
                          Richmond, VA 23230

Victor C. Moses.........  601 Union St.                   Senior Vice President
                          Suite 2200
                          Seattle, Wa 98101

          NAME                       ADDRESS              POSITIONS AND OFFICES WITH UNDERWRITER
          ----                       -------              --------------------------------------
Scott E. Wolfe..........  6610 West Broad Street          Senior Vice President and Chief
                          Richmond, Virginia 23230        Compliance Officer

Ward E. Bobitz..........  Richmond, VA 23230              Vice President and Assistant Secretary
                          6620 W. Broad Street

Brenda A. Daglish.......  6604 West Broad St.             Vice President and Assistant Treasurer
                          Richmond, VA 23230

Dennis R. Vigneau.......  6610 W. Broad St.               Chief Financial Officer
                          Richmond, VA 23230

James H. Reinhart.......  6610 W. Broad St.               Vice President
                          Richmond, VA 23230

John A. Zelinske........  6610 W. Broad St.               Vice President and Controller
                          Richmond, VA 23230

John E. Karaffa.........  6610 W. Broad St.               Vice President
                          Richmond, VA 23230

Scott R. Lindquist......  6620 W. Broad St.               Vice President
                          Richmond, VA 23230

Gary T. Prizzia.........  6620 W. Broad Street            Treasurer
                          Richmond, VA 23230

Russell L. Rubino.......  6620 W. Broad St.               Vice President
                          Richmond, VA 23230

Bonnie C. Turner........  6610 W. Broad St.               Financial & Operations Principal
                          Richmond, VA 23230


    (c) COMPENSATION FROM THE REGISTRANT


                                                      (3)
                                  (2)           COMPENSATION ON
           (1)              NET UNDERWRITING  EVENTS OCCASIONING       (4)          (5)
         NAME OF             DISCOUNTS AND    THE DEDUCTION OF A    BROKERAGE      OTHER
  PRINCIPAL UNDERWRITER       COMMISSIONS     DEFERRED SALES LOAD  COMMISSIONS  COMPENSATION
  ---------------------     ----------------  -------------------  -----------  ------------
Capital Brokerage
  Corporation.............        N/A                 N/A              115%       $36,017


ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS


    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Home Office, located at 666 Third Avenue, 9th Floor, New York, New York 10017 and at 6610 West Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.


ITEM 32.  MANAGEMENT SERVICES

    Not Applicable

ITEM 33.  FEE REPRESENTATION

    Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2007.



                                       GENWORTH LIFE OF NEW YORK VL SEPARATE
                                       ACCOUNT 1
                                       (Registrant)

                                       By:           /s/ PAUL A. HALEY
                                            ------------------------------------
                                                       PAUL A. HALEY
                                                   SENIOR VICE PRESIDENT

                                       BY:  GENWORTH LIFE INSURANCE COMPANY OF
                                            NEW YORK
                                            (Depositor)

                                       By:           /s/ PAUL A. HALEY
                                            ------------------------------------
                                                       PAUL A. HALEY
                                                   SENIOR VICE PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                          TITLE                      DATE
         ---------                          -----                      ----
    /s/ *DAVID J. SLOANE      Director, Chairperson of the Board  April 25, 2007
----------------------------    and Chief Executive Officer
      DAVID J. SLOANE

   /s/ *PAMELA S. SCHUTZ      Director and Executive Vice         April 25, 2007
----------------------------    President
      PAMELA S. SCHUTZ

  /s/ *MARSHALL S. BELKIN     Director                            April 25, 2007
----------------------------
     MARSHALL S. BELKIN

    /s/ *WARD E. BOBITZ       Director, Vice President and        April 25, 2007
----------------------------    Assistant Secretary
       WARD E. BOBITZ

    /s/ *RICHARD I. BYER      Director                            April 25, 2007
----------------------------
      RICHARD I. BYER

   /s/ *BERNARD M. EIBER      Director                            April 25, 2007
----------------------------
      BERNARD M. EIBER

     /s/ *KELLY L. GROH       Director                            April 25, 2007
----------------------------
       KELLY L. GROH

         SIGNATURE                          TITLE                      DATE
         ---------                          -----                      ----
     /s/ PAUL A. HALEY        Director                            April 25, 2007
----------------------------
       PAUL A. HALEY

   /s/ *JERRY S. HANDLER      Director                            April 25, 2007
----------------------------
      JERRY S. HANDLER

     /s/ *ISIDORE SAPIR       Director                            April 25, 2007
----------------------------
       ISIDORE SAPIR

   /s/ *GEOFFREY S. STIFF     Director and Senior Vice President  April 25, 2007
----------------------------
     GEOFFREY S. STIFF

   /s/ *THOMAS M. STINSON     Director and President of Long      April 25, 2007
----------------------------    Term Care Division
     THOMAS M. STINSON

    /s/ *THOMAS E. DUFFY      Senior Vice President, General      April 25, 2007
----------------------------    Counsel and Secretary
      THOMAS E. DUFFY

   /s/ *DENNIS R. VIGNEAU     Senior Vice President and Chief     April 25, 2007
----------------------------    Financial Officer
     DENNIS R. VIGNEAU

   /s/ *JOHN A. ZELINSKE      Vice President and Controller       April 25, 2007
----------------------------
      JOHN A. ZELINSKE



*By:     /s/ PAUL A. HALEY
      ------------------------  , pursuant to Power of Attorney   April 25, 2007
           PAUL A. HALEY          executed on March 19, 2007.